GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 88.4%
Argentina* – 0.0%
695	Globant SA (IT Services)	$ 133,440

Australia – 0.7%
849	AGL Energy Ltd. (Multi-Utilities)	7,422
3,363	Ampol Ltd. (Oil, Gas & Consumable Fuels)	66,958
789	Ansell Ltd. (Health Care Equipment & Supplies)	22,055
936	APA Group (Gas Utilities)	6,959
5,605	Appen Ltd. (IT Services)	94,869
53	ASX Ltd. (Capital Markets)	2,896
115,628	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	143,821
21,363	Charter Hall Group (Equity Real Estate Investment Trusts (REITs))	220,735
4,169	Coles Group Ltd. (Food & Staples Retailing)	57,713
4,985	CSL Ltd. (Biotechnology)	1,033,498
1,227	Dexus (Equity Real Estate Investment Trusts (REITs))	8,403
40,627	Downer EDI Ltd. (Commercial Services & Supplies)	159,057
6,243	Fortescue Metals Group Ltd. (Metals & Mining)	102,833
5,739	Goodman Group (Equity Real Estate Investment Trusts (REITs))	77,230
993	JB Hi-Fi Ltd. (Specialty Retail)	39,027
73	Magellan Financial Group Ltd. (Capital Markets)	2,652
1,886	Mineral Resources Ltd. (Metals & Mining)	49,122
107,231	Nine Entertainment Co. Holdings Ltd. (Media)	196,489
57,301	NRW Holdings Ltd. (Construction & Engineering)	123,822
17,094	OZ Minerals Ltd. (Metals & Mining)	241,789
44,661	Reliance Worldwide Corp. Ltd. (Building Products)	144,614
23,324	Saracen Mineral Holdings Ltd.* (Metals & Mining)	85,783
9,967	Seven Group Holdings Ltd. (Trading Companies & Distributors)	169,491
60,707	Silver Lake Resources Ltd.* (Metals & Mining)	73,516
78	Sonic Healthcare Ltd. (Health Care Providers & Services)	2,038
20,564	Super Retail Group Ltd. (Specialty Retail)	175,476
2,073	The GPT Group (Equity Real Estate Investment Trusts (REITs))	6,812
46,591	Waypoint REIT (Equity Real Estate Investment Trusts (REITs))	91,068

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
6,439	Wesfarmers Ltd. (Multiline Retail)	$ 267,279
748	Woolworths Group Ltd. (Food & Staples Retailing)	23,266

		3,696,693

Austria – 0.1%
3,767	BAWAG Group AG*(a) (Banks)	163,781
2,541	CA Immobilien Anlagen AG (Real Estate Management & Development)	109,436
5	OMV AG (Oil, Gas & Consumable Fuels)	210
5,746	S&T AG* (IT Services)	150,803
550	Vienna Insurance Group AG Wiener Versicherung Gruppe (Insurance)	14,083
5,987	Wienerberger AG (Construction Materials)	203,725

		642,038

Belgium – 0.2%
674	Cofinimmo SA (Equity Real Estate Investment Trusts (REITs))	100,762
92	Elia Group SA (Electric Utilities)	11,072
75	Etablissements Franz Colruyt NV (Food & Staples Retailing)	4,627
11,092	KBC Group NV* (Banks)	773,495
5,612	Proximus SADP (Diversified Telecommunication Services)	118,263
202	Sofina SA (Diversified Financial Services)	65,298
67	UCB SA (Pharmaceuticals)	6,938

		1,080,455

Brazil – 0.5%
55,362	Ambev SA ADR (Beverages)	154,460
11,800	B3 SA - Brasil Bolsa Balcao (Capital Markets)	128,969
3,300	Banco Bradesco SA ADR (Banks)	14,982
49,800	Banco do Brasil SA (Banks)	308,189
7,200	Cia Paranaense de Energia (Electric Utilities)	85,904
4,400	Cia Siderurgica Nacional SA (Metals & Mining)	24,447
6,800	CPFL Energia SA (Electric Utilities)	38,664
47,700	Itau Unibanco Holding SA ADR (Banks)	248,994
43,989	JBS SA (Food Products)	194,403
39,500	Magazine Luiza SA (Multiline Retail)	182,433
31,000	Marfrig Global Foods SA* (Food Products)	75,299

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
10,300	Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	$ 177,898
9,700	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	97,485
9,400	SLC Agricola SA (Food Products)	59,495
2,950	StoneCo Ltd. Class A* (IT Services)	212,105
28,200	TIM SA (Wireless Telecommunication Services)	68,549
22,000	Vale SA (Metals & Mining)	353,639
18,100	WEG SA (Electrical Equipment)	277,187

		2,703,102

Canada – 2.2%
52,900	Air Canada* (Airlines)	828,198
146	Alimentation Couche-Tard, Inc. Class B (Food & Staples Retailing)	4,453
7,800	ATS Automation Tooling Systems, Inc.* (Machinery)	133,828
3,362	BCE, Inc. (Diversified Telecommunication Services)	142,604
3,700	Boralex, Inc. Class A (Independent Power and Renewable Electricity Producers)	145,164
4,600	CAE, Inc. (Aerospace & Defense)	103,925
2,500	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	100,098
9,582	Canadian National Railway Co. (Road & Rail)	969,426
3,055	Canadian Pacific Railway Ltd. (Road & Rail)	1,027,147
6,100	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	174,020
57	CGI, Inc.* (IT Services)	4,569
4,700	Empire Co. Ltd. Class A (Food & Staples Retailing)	129,854
62	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,083
9,000	Equinox Gold Corp.* (Metals & Mining)	86,006
17	Fairfax Financial Holdings Ltd. (Insurance)	6,167
82	Fortis, Inc. (Electric Utilities)	3,317
962	George Weston Ltd. (Food & Staples Retailing)	69,633
2,520	Granite Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	147,604
1,820	Hydro One Ltd.(a) (Electric Utilities)	42,171

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
6,900	Keyera Corp. (Oil, Gas & Consumable Fuels)	$ 129,609
1,080	Kinaxis, Inc.* (Software)	149,920
545	Loblaw Cos. Ltd. (Food & Staples Retailing)	26,318
24,700	Lundin Mining Corp. (Metals & Mining)	220,199
2,311	Magna International, Inc. (Auto Components)	162,759
1,283	Manulife Financial Corp. (Insurance)	23,187
516	Metro, Inc. (Food & Staples Retailing)	22,307
5,090	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	186,484
2,480	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	309,802
64,950	Nutrien Ltd. (Chemicals)	3,193,592
1,291	Nuvei Corp.* (IT Services)	67,778
10,200	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	154,346
7,325	Power Corp. of Canada (Insurance)	170,530
5,271	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	310,515
119	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	5,370
23	Royal Bank of Canada (Banks)	1,862
725	Shopify, Inc. Class A* (IT Services)	796,478
4,008	SSR Mining, Inc.* (Metals & Mining)	70,459
4,550	Stantec, Inc. (Professional Services)	161,541
10,900	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	112,857
13,681	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	228,846
866	TC Energy Corp. (Oil, Gas & Consumable Fuels)	37,119
1,679	TELUS Corp. (Diversified Telecommunication Services)	34,650
3,980	TFI International, Inc. (Road & Rail)	264,368
5,359	The Descartes Systems Group, Inc.* (Software)	326,993
1,493	The Toronto-Dominion Bank (Banks)	84,600
1,255	Thomson Reuters Corp. (Professional Services)	102,333
2,237	Toromont Industries Ltd. (Trading Companies & Distributors)	150,165
6,800	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	96,888

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
11,000	Wesdome Gold Mines Ltd.* (Metals & Mining)	$ 83,957

		11,806,099

Chile – 0.0%
14,325	Cencosud SA (Food & Staples Retailing)	24,853
135,230	Enel Americas SA (Electric Utilities)	20,337

		45,190

China – 5.2%
1,415,224	Agricultural Bank of China Ltd. Class H (Banks)	510,303
7,700	Aier Eye Hospital Group Co. Ltd. Class A (Health Care Providers & Services)	93,590
13,800	Airtac International Group (Machinery)	490,992
12,119	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	3,076,166
43,500	Alibaba Health Information Technology Ltd.* (Health Care Technology)	135,615
15,489	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	91,506
5,495	Baidu, Inc. ADR* (Interactive Media & Services)	1,291,435
2,245,037	Bank of China Ltd. Class H (Banks)	759,909
391,363	Bank of Communications Co. Ltd. Class H (Banks)	211,622
352,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	270,562
12,300	BYD Co. Ltd. Class H (Automobiles)	371,504
47,500	Centre Testing International Group Co. Ltd. Class A (Professional Services)	216,229
530,011	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	100,194
269,000	China CITIC Bank Corp. Ltd. Series H (Banks)	119,162
52,000	China Communications Services Corp. Ltd. Class H (Construction & Engineering)	23,205
278,515	China Construction Bank Corp. Class H (Banks)	210,952
262,709	China Everbright Bank Co. Ltd. Class H (Banks)	107,910
93,000	China Feihe Ltd.(a) (Food Products)	277,304
218,162	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	130,471

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
93,600	China International Capital Corp. Ltd. Class H*(a) (Capital Markets)	$ 244,033
173,033	China Life Insurance Co. Ltd. Class H (Insurance)	367,482
183,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	267,881
120,532	China Medical System Holdings Ltd. (Pharmaceuticals)	172,692
32,000	China Meidong Auto Holdings Ltd. (Specialty Retail)	107,615
17,000	China Mengniu Dairy Co. Ltd.* (Food Products)	101,098
43,500	China Merchants Bank Co. Ltd. Class H (Banks)	333,117
423,233	China Minsheng Banking Corp. Ltd. Class H (Banks)	241,993
127,383	China National Building Material Co. Ltd. Class H (Construction Materials)	151,817
116,000	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	54,936
88,000	China Railway Group Ltd. Class H (Construction & Engineering)	39,947
242,000	China Reinsurance Group Corp. Class H (Insurance)	25,197
76,000	China Resources Cement Holdings Ltd. (Construction Materials)	83,776
213,000	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	393,450
41,245	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	29,159
8,600	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	465,430
211,500	COSCO Shipping Holdings Co. Ltd. Class H* (Marine)	214,075
65,136	Country Garden Services Holdings Co. Ltd. (Commercial Services & Supplies)	529,402
28,000	CSC Financial Co Ltd.(a) (Capital Markets)	40,916
17,100	ENN Energy Holdings Ltd. (Gas Utilities)	263,723
7,200	Ganfeng Lithium Co. Ltd.(a) (Metals & Mining)	100,450
38,400	GF Securities Co. Ltd. Class H (Capital Markets)	55,957
9,900	Glodon Co. Ltd. Class A (Software)	126,728
57,500	Great Wall Motor Co. Ltd. Class H (Automobiles)	179,267

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
36,800	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate Management & Development)	$ 45,263
36,000	Guotai Junan Securities Co. Ltd.(a) (Capital Markets)	52,208
8,862	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	785,971
15,100	Jiangsu Hengli Hydraulic Co. Ltd. Class A (Machinery)	273,015
742	JOYY, Inc. ADR (Interactive Media & Services)	68,294
109,000	Kaisa Group Holdings Ltd.* (Real Estate Management & Development)	50,194
6,371	Kerry Logistics Network Ltd. (Air Freight & Logistics)	13,587
400	Kweichow Moutai Co. Ltd. Class A (Beverages)	130,725
65,000	KWG Group Holdings Ltd. (Real Estate Management & Development)	86,122
45,000	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	280,341
14,000	LONGi Green Energy Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	231,691
26,900	Meituan Class B* (Internet & Direct Marketing Retail)	1,240,342
153,000	Metallurgical Corp. of China Ltd. (Construction & Engineering)	29,498
9,600	Midea Group Co. Ltd. Class A (Household Durables)	142,671
7,100	NetEase, Inc. (Entertainment)	161,767
1,472	NetEase, Inc. ADR (Entertainment)	169,265
44,300	New China Life Insurance Co. Ltd. Class H (Insurance)	164,684
11,249	NIO, Inc. ADR* (Automobiles)	641,193
3,026	Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	501,438
22,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	259,111
6,900	Shanghai International Airport Co. Ltd. (Transportation Infrastructure)	84,166
25,500	Shenzhen Inovance Technology Co. Ltd. (Machinery)	374,579
300	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	5,850
1,600	Silergy Corp. (Semiconductors & Semiconductor Equipment)	149,196

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
57,000	Sinopec Engineering Group Co. Ltd. (Construction & Engineering)	$ 26,295
17,600	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	43,131
53,215	Sinotruk Hong Kong Ltd. (Machinery)	165,800
1,120	TAL Education Group ADR* (Diversified Consumer Services)	86,106
81,000	TCL Electronics Holdings Ltd.* (Household Durables)	69,246
63,038	Tencent Holdings Ltd. (Interactive Media & Services)	5,616,892
760,119	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	233,635
27,996	Tianneng Power International Ltd. (Auto Components)	55,207
10,000	Tsingtao Brewery Co. Ltd. Class H (Beverages)	96,437
8,403	Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	230,410
152,000	Want Want China Holdings Ltd. (Food Products)	109,153
1,626	Weibo Corp. ADR* (Interactive Media & Services)	74,113
24,000	Weimob, Inc.*(a) (Software)	68,676
3,900	Wuliangye Yibin Co. Ltd. Class A (Beverages)	175,182
70,278	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	984,027
135,200	Xiaomi Corp.*(a) (Technology Hardware, Storage & Peripherals)	504,929
82,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	179,416
28,000	Yadea Group Holdings Ltd.(a) (Automobiles)	72,816
180,000	Yanzhou Coal Mining Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	139,133
58,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	342,599
97,800	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (Machinery)	133,647

		28,426,793

Denmark – 0.6%
341	ALK-Abello A/S* (Pharmaceuticals)	133,332
2,670	Carlsberg AS Class B (Beverages)	390,066

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
61	Coloplast A/S Class B (Health Care Equipment & Supplies)	$ 9,105
5,052	DSV PANALPINA A/S (Air Freight & Logistics)	788,240
1,616	GN Store Nord A/S (Health Care Equipment & Supplies)	123,112
14,550	Novo Nordisk A/S Class B (Pharmaceuticals)	1,013,672
104	Orsted A/S(a) (Electric Utilities)	19,752
455	Rockwool International A/S Class B (Building Products)	171,649
1,940	Royal Unibrew A/S (Beverages)	191,508
1,085	Vestas Wind Systems A/S (Electrical Equipment)	232,969

		3,073,405

Finland – 0.1%
197	Elisa Oyj (Diversified Telecommunication Services)	11,729
1,598	Kesko Oyj Class B (Food & Staples Retailing)	41,494
8,496	Kojamo Oyj (Real Estate Management & Development)	181,057
90	Kone Oyj Class B (Machinery)	7,078
447	Neste Oyj (Oil, Gas & Consumable Fuels)	31,487
8,998	Wartsila OYJ Abp (Machinery)	88,200

		361,045

France – 3.7%
9,747	Air Liquide SA (Chemicals)	1,594,092
142	Alstom SA* (Machinery)	7,699
1,526	Arkema SA (Chemicals)	168,866
50,599	AXA SA (Insurance)	1,120,988
576	BioMerieux (Health Care Equipment & Supplies)	89,041
17,135	BNP Paribas SA* (Banks)	821,720
1,221	Bollore SA (Entertainment)	4,945
1,193	Bouygues SA (Construction & Engineering)	46,803
5,816	Capgemini SE (IT Services)	840,475
23,845	Carrefour SA (Food & Staples Retailing)	404,351
84	Cie de Saint-Gobain* (Building Products)	4,176
329	Cie Generale des Etablissements Michelin SCA (Auto Components)	45,339
164	CNP Assurances* (Insurance)	2,486
142	Credit Agricole SA* (Banks)	1,607
23,136	Danone SA (Food Products)	1,538,511
1,870	Dassault Systemes SE (Software)	373,296
267	Eiffage SA* (Construction & Engineering)	24,235

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
36,281	Engie SA* (Multi-Utilities)	$ 563,054
3,908	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	552,817
11,003	Eutelsat Communications SA (Media)	131,034
2,847	Faurecia SE* (Auto Components)	148,987
57	Gecina SA (Equity Real Estate Investment Trusts (REITs))	8,098
6	Hermes International (Textiles, Apparel & Luxury Goods)	6,122
206	Iliad SA (Diversified Telecommunication Services)	38,096
64	Imerys SA (Construction Materials)	3,022
9	Kering SA (Textiles, Apparel & Luxury Goods)	5,907
1,936	L’Oreal SA (Personal Products)	681,085
5,632	Legrand SA (Electrical Equipment)	517,507
3,670	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,218,864
4,954	Orange SA (Diversified Telecommunication Services)	58,142
11,071	Pernod Ricard SA (Beverages)	2,086,463
407	Rubis SCA (Gas Utilities)	18,422
15,841	Sanofi (Pharmaceuticals)	1,489,818
325	Sartorius Stedim Biotech (Life Sciences Tools & Services)	136,069
13,212	Schneider Electric SE (Electrical Equipment)	1,933,717
3,517	SCOR SE* (Insurance)	106,947
986	Sopra Steria Group* (IT Services)	163,571
8,305	SPIE SA* (Commercial Services & Supplies)	183,389
404	Suez SA (Multi-Utilities)	8,291
41	Teleperformance (Professional Services)	13,410
28,216	TOTAL SE (Oil, Gas & Consumable Fuels)	1,189,258
11,338	Valeo SA (Auto Components)	422,080
5,651	Veolia Environnement SA (Multi-Utilities)	150,589
6,854	Vinci SA (Construction & Engineering)	635,559

		20,558,948

Germany – 2.7%
262	Allianz SE (Insurance)	59,214
9,410	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	162,157
20,698	BASF SE (Chemicals)	1,599,670
22,158	Bayer AG (Pharmaceuticals)	1,341,065

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
52	Bayerische Motoren Werke AG (Automobiles)	$ 4,403
370	Bechtle AG (IT Services)	78,622
7,349	Beiersdorf AG (Personal Products)	802,180
232	Brenntag AG (Trading Companies & Distributors)	18,173
1,312	CompuGroup Medical SE & Co KgaA (Health Care Technology)	129,438
54	Covestro AG(a) (Chemicals)	3,668
4,683	Deutsche Boerse AG (Capital Markets)	751,870
1,375	Deutsche Post AG (Air Freight & Logistics)	67,918
3,710	Deutsche Telekom AG (Diversified Telecommunication Services)	65,973
634	Deutsche Wohnen SE (Real Estate Management & Development)	31,374
2,998	DWS Group GmbH & Co. KGaA(a) (Capital Markets)	117,551
244	Evonik Industries AG (Chemicals)	8,024
4,876	Evotec SE* (Life Sciences Tools & Services)	191,673
5	Fresenius Medical Care AG & Co. KGaA (Health Care Providers & Services)	404
162	Hannover Rueck SE (Insurance)	25,104
2,648	HelloFresh SE* (Internet & Direct Marketing Retail)	223,603
26,146	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	1,047,502
2,888	Jungheinrich AG (Machinery)	131,681
2,128	KION Group AG (Machinery)	183,732
896	LEG Immobilien AG (Real Estate Management & Development)	128,443
4,527	Merck KGaA (Pharmaceuticals)	754,510
1,298	MTU Aero Engines AG (Aerospace & Defense)	301,180
1,195	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	316,864
1,912	Rheinmetall AG (Industrial Conglomerates)	201,890
19,691	RWE AG (Multi-Utilities)	845,891
22,173	SAP SE (Software)	2,813,487
174	Sartorius AG (Health Care Equipment & Supplies)	86,495
1,397	Scout24 AG(a) (Interactive Media & Services)	107,865
9,725	Siemens AG (Industrial Conglomerates)	1,506,793
610	Sixt SE* (Road & Rail)	70,880

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
1,729	Stroeer SE & Co. KGaA (Media)	$ 155,797
88	Symrise AG (Chemicals)	10,951
3,411	TAG Immobilien AG* (Real Estate Management & Development)	104,741
702	Talanx AG* (Insurance)	26,216
655	Traton SE (Machinery)	17,927
1,489	Uniper SE (Independent Power and Renewable Electricity Producers)	52,142
9	Volkswagen AG (Automobiles)	1,899
69	Vonovia SE (Real Estate Management & Development)	4,607

		14,553,577

Hong Kong – 0.8%
231,325	AIA Group Ltd. (Insurance)	2,789,027
994	Cafe de Coral Holdings Ltd. (Hotels, Restaurants & Leisure)	2,041
628,892	China South City Holdings Ltd. (Real Estate Management & Development)	67,864
19,408	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	133,935
1,957	CLP Holdings Ltd. (Electric Utilities)	18,366
2,390	Dah Sing Banking Group Ltd. (Banks)	2,373
2,318	Dah Sing Financial Holdings Ltd. (Banks)	6,559
9,710	First Pacific Co. Ltd. (Diversified Financial Services)	2,999
2,363	Hang Lung Group Ltd. (Real Estate Management & Development)	5,976
4,075	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	260,523
18,000	Hopson Development Holdings Ltd. (Real Estate Management & Development)	45,936
41,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	148,686
3,271	Kerry Properties Ltd. (Real Estate Management & Development)	8,466
234,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	272,362
1,410	Link REIT (Equity Real Estate Investment Trusts (REITs))	12,232
77,941	Man Wah Holdings Ltd. (Household Durables)	171,903

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
56,423	PCCW Ltd. (Diversified Telecommunication Services)	$ 31,377
52	RenaissanceRe Holdings Ltd. (Insurance)	7,823
21,011	Shun Tak Holdings Ltd. (Industrial Conglomerates)	6,133
948	Swire Pacific Ltd. Class A (Real Estate Management & Development)	5,925
2,214	Swire Pacific Ltd. Class B (Real Estate Management & Development)	2,249
6,424	Techtronic Industries Co. Ltd. (Machinery)	95,964
2,616	Vinda International Holdings Ltd. (Household Products)	8,824
34,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	75,049

		4,182,592

Hungary* – 0.0%
4,412	OTP Bank Nyrt (Banks)	201,169

India – 1.4%
5,775	Aarti Drugs Ltd. (Pharmaceuticals)	53,138
7,180	Amara Raja Batteries. Ltd. (Electrical Equipment)	90,197
6,963	Asian Paints Ltd. (Chemicals)	229,420
3,246	Aurobindo Pharma Ltd. (Pharmaceuticals)	40,139
4,925	Avanti Feeds Ltd. (Food Products)	34,266
9,609	Balkrishna Industries Ltd. (Auto Components)	208,472
14,354	Coal India Ltd. (Oil, Gas & Consumable Fuels)	24,674
4,207	Deepak Nitrite Ltd. (Chemicals)	55,840
757	Dixon Technologies India Ltd. (Household Durables)	146,118
3,416	Dr Reddy’s Laboratories Ltd. (Pharmaceuticals)	214,022
15,285	Escorts Ltd. (Machinery)	251,849
55,118	HCL Technologies Ltd. (IT Services)	688,575
30,715	HDFC Bank Ltd.* (Banks)	586,152
14,615	HDFC Bank Ltd. ADR* (Banks)	1,053,742
2,177	Hindustan Unilever Ltd. (Household Products)	67,400
23,349	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	759,237
34,775	Infosys Ltd. (IT Services)	589,252
22,100	Infosys Ltd. ADR (IT Services)	373,048
6,499	IOL Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals)	60,213

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
903	Larsen & Toubro Infotech Ltd.(a) (IT Services)	$ 48,968
20,429	Laurus Labs Ltd.(a) (Pharmaceuticals)	96,352
2,044	Maruti Suzuki India Ltd. (Automobiles)	201,471
18,484	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	22,280
28,257	Petronet LNG Ltd. (Oil, Gas & Consumable Fuels)	91,651
28,035	Power Finance Corp. Ltd. (Diversified Financial Services)	42,110
95,944	REC Ltd. (Diversified Financial Services)	173,831
13,648	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	343,464
31,074	Sun TV Network Ltd. (Media)	202,828
16,487	Tata Consultancy Services Ltd. (IT Services)	701,467
2,362	Tata Elxsi Ltd. (Software)	86,792
36,857	Wipro Ltd. (IT Services)	211,094

		7,748,062

Indonesia – 0.1%
1,281,900	Bank Rakyat Indonesia Persero Tbk PT (Banks)	380,041
96,800	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	157,171

		537,212

Ireland – 2.4%
22,083	Accenture PLC Class A (IT Services)	5,342,319
21,470	Aon PLC Class A (Insurance)	4,360,557
1,578	DCC PLC (Industrial Conglomerates)	118,712
183	Eaton Corp. PLC (Electrical Equipment)	21,539
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	745
15,985	Grafton Group PLC (Trading Companies & Distributors)	188,740
2,627	ICON PLC* (Life Sciences Tools & Services)	535,409
187	Johnson Controls International PLC (Building Products)	9,316
129	Kerry Group PLC Class A (Food Products)	17,506
95	Kingspan Group PLC* (Building Products)	6,456
2,316	Linde PLC* (Chemicals)	565,518
405	Medtronic PLC (Health Care Equipment & Supplies)	45,089
14,408	Ryanair Holdings PLC ADR* (Airlines)	1,369,769

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
3,476	STERIS PLC (Health Care Equipment & Supplies)	$ 650,394
127	Trane Technologies PLC (Building Products)	18,205
13	Willis Towers Watson PLC (Insurance)	2,638

		13,252,912

Israel – 0.2%
1,573	Bank Leumi Le-Israel BM (Banks)	9,693
126,621	Bezeq The Israeli Telecommunication Corp. Ltd.* (Diversified Telecommunication Services)	130,494
5,324	Check Point Software Technologies Ltd.* (Software)	680,088
1,137	CyberArk Software Ltd.* (Software)	182,204
17	Electra Ltd. (Construction & Engineering)	8,934
3,183	Energix-Renewable Energies Ltd. (Independent Power and Renewable Electricity Producers)	11,879
36,072	Israel Discount Bank Ltd. Class A (Banks)	139,355
35	Nice Ltd.* (Software)	9,126
138	Paz Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	13,565
399	Shapir Engineering & Industry Ltd. (Construction & Engineering)	2,864

		1,188,202

Italy – 0.8%
989	Assicurazioni Generali SpA (Insurance)	16,879
17,025	Banca Mediolanum SpA* (Diversified Financial Services)	134,910
66,136	BPER Banca* (Banks)	121,500
8,489	Buzzi Unicem SpA (Construction Materials)	208,858
99,804	Enel SpA (Electric Utilities)	989,855
26,090	Eni SpA (Oil, Gas & Consumable Fuels)	263,529
38,025	Hera SpA (Multi-Utilities)	132,843
207,175	Intesa Sanpaolo SpA* (Banks)	451,663
42,770	Iren SpA (Multi-Utilities)	105,411
17,309	Mediobanca Banca di Credito Finanziario SpA* (Banks)	154,038
1,740	Poste Italiane SpA(a) (Insurance)	17,003
5,279	Prysmian SpA (Electrical Equipment)	170,058
19,530	Snam SpA (Gas Utilities)	102,410
1,101	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	7,985

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
172,122	UniCredit SpA* (Banks)	$ 1,568,524

		4,445,466

Japan – 4.5%
2,100	ABC-Mart, Inc. (Specialty Retail)	119,448
9,500	Aeon Co. Ltd. (Food & Staples Retailing)	297,623
300	Air Water, Inc. (Chemicals)	4,850
1,100	Aisin Seiki Co. Ltd. (Auto Components)	33,810
1,200	Alfresa Holdings Corp. (Health Care Providers & Services)	23,922
100	ANA Holdings, Inc.* (Airlines)	2,127
7,800	Anritsu Corp. (Electronic Equipment, Instruments & Components)	192,182
300	Azbil Corp. (Electronic Equipment, Instruments & Components)	15,279
5,800	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	127,264
800	Canon, Inc. (Technology Hardware, Storage & Peripherals)	17,697
1,700	Chubu Electric Power Co., Inc. (Electric Utilities)	20,821
1,300	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	68,028
1,800	cocokara fine, Inc. (Food & Staples Retailing)	117,226
1,000	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	152,468
200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	6,438
5,600	Daikin Industries Ltd. (Building Products)	1,182,341
5,400	Denka Co. Ltd (Chemicals)	205,656
4,800	Denso Corp. (Auto Components)	266,808
700	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	11,428
24,700	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	100,103
5,300	FANUC Corp. (Machinery)	1,383,666
3,900	FCC Co. Ltd. (Auto Components)	62,574
100	Fujitsu General Ltd. (Household Durables)	2,486
100	Fujitsu Ltd. (IT Services)	15,260
96	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	154,660
19,200	Hazama Ando Corp. (Construction & Engineering)	133,138

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
21,400	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	$ 881,579
2,500	Hokuriku Electric Power Co. (Electric Utilities)	16,361
400	Honda Motor Co. Ltd. (Automobiles)	10,563
9,700	Hoya Corp. (Health Care Equipment & Supplies)	1,241,153
18,400	ITOCHU Corp. (Trading Companies & Distributors)	526,957
1,200	Itoham Yonekyu Holdings, Inc. (Food Products)	8,120
2,000	Jafco Group Co. Ltd. (Capital Markets)	108,161
220	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	110,820
21,300	Japan Tobacco, Inc. (Tobacco)	423,109
18,200	JFE Holdings, Inc.* (Metals & Mining)	157,909
12,600	JGC Holdings Corp. (Construction & Engineering)	142,757
2,300	K’s Holdings Corp. (Specialty Retail)	31,100
12,100	Kajima Corp. (Construction & Engineering)	162,123
7,600	Kamigumi Co. Ltd. (Transportation Infrastructure)	134,072
1,700	Kandenko Co. Ltd. (Construction & Engineering)	14,654
100	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	4,559
14	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	90,109
1,620	Keyence Corp. (Electronic Equipment, Instruments & Components)	869,747
600	Kinden Corp. (Construction & Engineering)	9,641
600	Koei Tecmo Holdings Co. Ltd. (Entertainment)	34,372
6,500	Koito Manufacturing Co. Ltd. (Auto Components)	419,377
2,400	Kose Corp. (Personal Products)	385,725
38,800	Kubota Corp. (Machinery)	852,481
10,300	Kyocera Corp. (Electronic Equipment, Instruments & Components)	660,150
6,700	Kyowa Exeo Corp. (Construction & Engineering)	174,943
6,300	Kyushu Electric Power Co., Inc. (Electric Utilities)	58,446
400	Kyushu Railway Co. (Road & Rail)	8,400
4,100	Lintec Corp. (Chemicals)	92,867
100	Makita Corp. (Machinery)	4,772
5,000	Marubeni Corp. (Trading Companies & Distributors)	33,222

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
11,100	MCJ Co. Ltd. (Technology Hardware, Storage & Peripherals)	$ 106,338
145	MCUBS MidCity Investment Corp. (Equity Real Estate Investment Trusts (REITs))	136,478
2,000	Medipal Holdings Corp. (Health Care Providers & Services)	40,949
4,800	Mirait Holdings Corp. (Construction & Engineering)	76,507
17,200	Mitsubishi Chemical Holdings Corp. (Chemicals)	117,647
2,500	Mitsubishi Corp. (Trading Companies & Distributors)	63,330
1,100	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	25,169
200	Mitsubishi Heavy Industries Ltd. (Machinery)	5,745
200	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	5,413
32,000	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	156,582
1,900	Mitsui & Co. Ltd. (Trading Companies & Distributors)	35,254
200	Mitsui Chemicals, Inc. (Chemicals)	5,731
30	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	149,973
3,600	Morinaga Milk Industry Co. Ltd. (Food Products)	179,122
12,500	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,200,600
1,500	Nagase & Co. Ltd. (Trading Companies & Distributors)	21,511
400	Nagoya Railroad Co. Ltd. (Road & Rail)	10,188
100	NEC Corp. (IT Services)	5,441
8,700	NEC Networks & System Integration Corp. (IT Services)	154,051
3,400	NET One Systems Co. Ltd. (IT Services)	113,432
3,700	NH Foods Ltd. (Food Products)	158,557
700	Nippo Corp. (Construction & Engineering)	17,443
2,100	Nippon Express Co. Ltd. (Road & Rail)	142,677
1,300	Nippon Paper Industries Co. Ltd. (Paper & Forest Products)	15,873
1,400	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	103,066
200	Nippon Steel Corp.* (Metals & Mining)	2,310
1,100	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	27,493
1,500	Nippon Yusen KK (Marine)	34,550

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,500	Nishio Rent All Co. Ltd. (Trading Companies & Distributors)	$ 72,936
4,200	Nissan Motor Co. Ltd.* (Automobiles)	21,654
200	Nomura Research Institute Ltd. (IT Services)	6,737
4,800	NSD Co. Ltd. (IT Services)	91,882
5,300	Obayashi Corp. (Construction & Engineering)	44,394
900	Oji Holdings Corp. (Paper & Forest Products)	5,441
2,800	OKUMA Corp. (Machinery)	168,109
38,700	Olympus Corp. (Health Care Equipment & Supplies)	699,726
500	ORIX Corp. (Diversified Financial Services)	8,023
600	Osaka Gas Co. Ltd. (Gas Utilities)	11,096
25,500	Penta-Ocean Construction Co. Ltd. (Construction & Engineering)	208,927
5,700	Persol Holdings Co. Ltd. (Professional Services)	106,907
2,900	Rengo Co. Ltd. (Containers & Packaging)	24,120
100	Rinnai Corp. (Household Durables)	10,445
6,400	Ryohin Keikaku Co. Ltd. (Multiline Retail)	153,029
5,100	Saizeriya Co. Ltd. (Hotels, Restaurants & Leisure)	104,088
3,500	Sankyu, Inc. (Road & Rail)	131,781
3,100	Sato Holdings Corp. (Commercial Services & Supplies)	64,720
1,100	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals)	50,284
4,700	Seiko Holdings Corp. (Textiles, Apparel & Luxury Goods)	63,171
300	Seino Holdings Co. Ltd. (Road & Rail)	3,886
7,800	Sekisui House Ltd. (Household Durables)	150,699
3,800	Seria Co. Ltd. (Multiline Retail)	132,320
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	5,127
2,000	Shikoku Electric Power Co. Inc. (Electric Utilities)	13,620
1,100	Shimizu Corp. (Construction & Engineering)	7,749
2,400	Shin-Etsu Chemical Co. Ltd. (Chemicals)	417,789
9,100	Shinsei Bank Ltd. (Banks)	111,548
2,400	Ship Healthcare Holdings, Inc. (Health Care Providers & Services)	138,087
400	SMC Corp. (Machinery)	242,065
400	SoftBank Corp. (Wireless Telecommunication Services)	5,255

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
16,700	Sojitz Corp. (Trading Companies & Distributors)	$ 38,659
9,200	Sompo Holdings, Inc. (Insurance)	367,377
300	Sony Corp. (Household Durables)	28,714
100	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	6,572
3,900	Sumitomo Bakelite Co. Ltd. (Chemicals)	139,884
1,100	Sumitomo Corp. (Trading Companies & Distributors)	14,602
200	Sumitomo Electric Industries Ltd. (Auto Components)	2,670
10,300	Sumitomo Forestry Co. Ltd. (Household Durables)	199,469
4,100	Sumitomo Heavy Industries Ltd. (Machinery)	114,093
27,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	841,952
5,200	Sushiro Global Holdings Ltd. (Hotels, Restaurants & Leisure)	177,884
100	Suzuken Co. Ltd. (Health Care Providers & Services)	3,873
100	Takashimaya Co. Ltd. (Multiline Retail)	949
41,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,473,606
1,400	Teijin Ltd. (Chemicals)	25,612
20,800	Terumo Corp. (Health Care Equipment & Supplies)	808,406
19,200	The Chiba Bank Ltd. (Banks)	104,431
4,100	The Chugoku Electric Power Co., Inc. (Electric Utilities)	50,557
300	The Kansai Electric Power Co., Inc. (Electric Utilities)	2,941
5,200	TIS, Inc. (IT Services)	115,631
600	Tobu Railway Co. Ltd. (Road & Rail)	16,931
2,500	Toda Corp. (Construction & Engineering)	17,641
6,400	Tohoku Electric Power Co., Inc. (Electric Utilities)	54,928
2,300	Tokyo Electric Power Co. Holdings, Inc.* (Electric Utilities)	8,823
900	Tokyo Ohka Kogyo Co. Ltd. (Chemicals)	60,476
2,400	Tokyotokeiba Co. Ltd. (Hotels, Restaurants & Leisure)	99,440
1,300	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	18,489
3,700	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals)	74,064
1,200	Toyo Suisan Kaisha Ltd. (Food Products)	59,057
1,400	Toyobo Co. Ltd. (Chemicals)	17,572
4,800	Toyoda Gosei Co. Ltd. (Auto Components)	126,946

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
600	Toyota Boshoku Corp. (Auto Components)	$ 9,701
300	Toyota Motor Corp. (Automobiles)	21,041
400	Toyota Tsusho Corp. (Trading Companies & Distributors)	15,624
4,500	TS Tech Co. Ltd. (Auto Components)	130,274
1,400	Ube Industries Ltd. (Chemicals)	26,595
2,200	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	99,420
200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	6,776
1,300	Yamada Holdings Co. Ltd. (Specialty Retail)	6,627
300	Yaoko Co. Ltd. (Food & Staples Retailing)	19,678
10,000	Z Holdings Corp. (Interactive Media & Services)	62,123
1,900	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	84,812
10,700	Zeon Corp. (Chemicals)	171,789

		24,499,306

Luxembourg – 0.1%
12,001	ArcelorMittal SA* (Metals & Mining)	262,814
616	Aroundtown SA (Real Estate Management & Development)	4,276
31,729	B&M European Value Retail SA (Multiline Retail)	231,923
110	Eurofins Scientific SE* (Life Sciences Tools & Services)	10,559
131	RTL Group SA* (Media)	7,493

		517,065

Macau – 0.1%
122,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	484,504

Malaysia – 0.1%
42,500	Hartalega Holdings Bhd (Health Care Equipment & Supplies)	134,865
76,700	Kossan Rubber Industries (Health Care Equipment & Supplies)	84,229
36,000	Malayan Banking Bhd (Banks)	69,436
84,500	Public Bank Bhd (Banks)	87,415
15,700	Supermax Corp. Bhd* (Health Care Equipment & Supplies)	26,306
156,400	Top Glove Corp. Bhd (Health Care Equipment & Supplies)	260,147

		662,398

Shares	Description	Value

Common Stocks – (continued)
Mexico – 0.3%
10,700	Grupo Aeroportuario del Centro Norte SAB de CV* (Transportation Infrastructure)	$ 63,154
13,600	Grupo Bimbo SAB de CV Series A (Food Products)	25,556
126,924	Grupo Financiero Banorte SAB de CV Class O* (Banks)	628,893
165,900	Grupo Mexico SAB de CV Series B (Metals & Mining)	710,896
45,700	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	130,084

		1,558,583

Netherlands – 1.9%
4,253	Aalberts NV (Machinery)	191,995
270	Adyen NV*(a) (IT Services)	564,037
10,191	Airbus SE* (Aerospace & Defense)	1,024,782
16,311	Akzo Nobel NV (Chemicals)	1,660,451
1,517	ASM International NV (Semiconductors & Semiconductor Equipment)	388,607
2,008	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,072,585
5,658	ASR Nederland NV (Insurance)	219,328
1,196	Euronext NV(a) (Capital Markets)	128,805
1,000	EXOR NV (Diversified Financial Services)	74,122
2,408	Ferrari NV (Automobiles)	501,078
22	Heineken Holding NV (Beverages)	1,938
199,338	ING Groep NV* (Banks)	1,772,386
9,485	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	272,262
198	Koninklijke DSM NV (Chemicals)	34,613
16,100	Koninklijke Philips NV* (Health Care Equipment & Supplies)	877,597
1,400	LyondellBasell Industries NV Class A (Chemicals)	120,064
1,306	NN Group NV (Insurance)	54,397
44,723	PostNL NV* (Air Freight & Logistics)	184,372
6,198	QIAGEN NV* (Life Sciences Tools & Services)	335,989
8,124	Randstad NV* (Professional Services)	507,570
901	Shop Apotheke Europe NV*(a) (Internet & Direct Marketing Retail)	210,590
4,006	Signify NV*(a) (Electrical Equipment)	191,150

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
136	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	$ 5,450

		10,394,168

New Zealand – 0.0%
1,459	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	36,159
39,181	Spark New Zealand Ltd. (Diversified Telecommunication Services)	134,522

		170,681

Norway – 0.0%
372	Equinor ASA (Oil, Gas & Consumable Fuels)	6,667
22,079	LINK Mobility Group Holding ASA* (Software)	128,212
5,508	Orkla ASA (Food Products)	53,542
153	Tomra Systems ASA (Commercial Services & Supplies)	7,002

		195,423

Panama – 0.0%
1,570	Copa Holdings SA Class A (Airlines)	121,471

Peru – 0.0%
2,488	Southern Copper Corp. (Metals & Mining)	165,228

Philippines – 0.0%
51,410	BDO Unibank, Inc. (Banks)	107,349
5,040	SM Investments Corp. (Industrial Conglomerates)	103,069

		210,418

Poland – 0.1%
1,402	Dino Polska SA*(a) (Food & Staples Retailing)	98,458
8,301	KGHM Polska Miedz SA* (Metals & Mining)	417,811
2,000	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	29,974
25,167	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	38,093

		584,336

Portugal – 0.1%
3,422	EDP - Energias de Portugal SA (Electric Utilities)	21,478
31,511	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	316,280

Shares	Description	Value

Common Stocks – (continued)
Portugal – (continued)
113,186	Sonae SGPS SA (Food & Staples Retailing)	$ 90,738

		428,496

Puerto Rico – 0.2%
2,481	EVERTEC, Inc. (IT Services)	86,091
20,375	Popular, Inc. (Banks)	1,156,281

		1,242,372

Qatar – 0.1%
143,264	Barwa Real Estate Co. (Real Estate Management & Development)	129,863
99,310	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	89,980
178,724	United Development Co. QSC (Real Estate Management & Development)	76,854

		296,697

Russia – 0.4%
3,966	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	280,692
10,097	Magnit PJSC GDR (Food & Staples Retailing)	150,647
12,182	MMC Norilsk Nickel PJSC ADR (Metals & Mining)	393,601
3,573	Novolipetskiy Metallurgicheskiy Kombinat PAO ADR (Metals & Mining)	99,615
288	Polymetal International PLC (Metals & Mining)	6,216
21,862	Sberbank of Russia PJSC (Banks)	299,115
42,400	Sberbank of Russia PJSC ADR (Banks)	581,304
15,500	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	68,200
26,530	VTB Bank PJSC GDR (Banks)	24,461
2,552	X5 Retail Group NV GDR (Food & Staples Retailing)	89,977
2,000	Yandex NV Class A* (Interactive Media & Services)	125,280

		2,119,108

Singapore – 0.2%
836	BOC Aviation Ltd.(a) (Trading Companies & Distributors)	6,808
92,700	ComfortDelGro Corp. Ltd. (Road & Rail)	109,996
28,500	DBS Group Holdings Ltd. (Banks)	537,431

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
124,700	Frasers Logistics & Commercial Trust (Equity Real Estate Investment Trusts (REITs))	$ 134,793
50,200	Keppel DC REIT (Equity Real Estate Investment Trusts (REITs))	112,182
100	Mapletree Commercial Trust (Equity Real Estate Investment Trusts (REITs))	155
78,300	Mapletree Industrial Trust (Equity Real Estate Investment Trusts (REITs))	168,601
8,960	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	13,289
5,400	NetLink NBN Trust (Diversified Telecommunication Services)	3,874
5,600	Olam International Ltd. (Food & Staples Retailing)	6,685
12,200	Sembcorp Industries Ltd. (Multi-Utilities)	15,074
1,300	Singapore Airlines Ltd.* (Airlines)	4,010
19,800	UOL Group Ltd. (Real Estate Management & Development)	108,692
17,100	Wilmar International Ltd. (Food Products)	67,681

		1,289,271

South Africa – 0.3%
10,773	African Rainbow Minerals Ltd. (Metals & Mining)	195,360
1,608	Anglo American Platinum Ltd. (Metals & Mining)	159,973
5,420	AngloGold Ashanti Ltd. (Metals & Mining)	126,300
5,521	Clicks Group Ltd. (Food & Staples Retailing)	90,709
8,815	Investec Ltd. (Capital Markets)	22,303
3,276	Kumba Iron Ore Ltd. (Metals & Mining)	131,737
15,573	MTN Group (Wireless Telecommunication Services)	64,247
2,248	MultiChoice Group (Media)	19,144
1,839	Naspers Ltd. Class N (Internet & Direct Marketing Retail)	425,414
19,298	Shoprite Holdings Ltd. (Food & Staples Retailing)	178,358

		1,413,545

South Korea – 2.5%
11,298	BNK Financial Group, Inc. (Banks)	55,496
240	CJ CheilJedang Corp. (Food Products)	91,134

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
172	CJ Corp. (Industrial Conglomerates)	$ 14,471
452	DB Insurance Co. Ltd. (Insurance)	14,859
2,095	DGB Financial Group, Inc. (Banks)	11,903
650	DL E&C Co Ltd.* (Construction & Engineering)	64,765
518	DL Holdings Co. Ltd. (Construction & Engineering)	28,157
1,767	E-MART, Inc. (Food & Staples Retailing)	258,854
192	Gravity Co. Ltd. ADR* (Entertainment)	34,422
643	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	20,866
6,956	Hana Financial Group, Inc. (Banks)	202,798
907	Hanwha Corp. (Industrial Conglomerates)	20,556
800	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	14,193
696	Hyundai Mobis Co. Ltd. (Auto Components)	197,239
3,443	Hyundai Motor Co. (Automobiles)	701,998
3,117	Industrial Bank of Korea* (Banks)	21,791
1,321	Kakao Corp.* (Interactive Media & Services)	518,950
10,002	KB Financial Group, Inc.* (Banks)	361,125
11,085	Kia Motors Corp. (Automobiles)	812,399
1,468	KT Corp.* (Diversified Telecommunication Services)	31,330
12,055	KT Corp. ADR* (Diversified Telecommunication Services)	126,819
1,020	LG Chem Ltd. (Chemicals)	831,966
4,827	LG Electronics, Inc. (Household Durables)	643,494
56	LG Household & Health Care Ltd. (Personal Products)	77,956
210	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	37,350
2,447	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	20,724
1,338	NAVER Corp. (Interactive Media & Services)	408,265
1,486	POSCO (Metals & Mining)	326,186
178	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	126,023
41,584	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	3,038,620
950	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	1,744,911
687	Seegene, Inc. (Biotechnology)	100,228

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
14,947	Shinhan Financial Group Co. Ltd.* (Banks)	$ 409,914
419	SK Holdings Co. Ltd. (Industrial Conglomerates)	116,432
18,400	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	2,008,921
29	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	7,240
46	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	10,032
8,205	Woori Financial Group, Inc.* (Banks)	64,556

		13,576,943

Spain – 1.1%
5,152	Aena SME SA*(a) (Transportation Infrastructure)	794,524
38,517	Amadeus IT Group SA (IT Services)	2,459,050
219,027	Banco Bilbao Vizcaya Argentaria SA (Banks)	999,357
390,936	CaixaBank SA (Banks)	986,525
192	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	11,248
1,883	Enagas SA (Gas Utilities)	41,484
215	Iberdrola SA (Electric Utilities)	2,911
12,021	Iberdrola SA (Electric Utilities)	162,755
8,758	Indra Sistemas SA* (IT Services)	77,115
14,803	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	142,310
194,216	International Consolidated Airlines Group SA* (Airlines)	377,393
348	Siemens Gamesa Renewable Energy SA (Electrical Equipment)	14,276
1,722	Telefonica SA (Diversified Telecommunication Services)	7,430

		6,076,378

Sweden – 0.6%
8,349	AAK AB (Food Products)	163,187
12,522	Atlas Copco AB Class A (Machinery)	679,360
18,385	Betsson AB* (Hotels, Restaurants & Leisure)	172,775
9,421	Castellum AB (Real Estate Management & Development)	226,023
13,032	Essity AB Class B (Household Products)	416,253
203	Fastighets AB Balder* (Real Estate Management & Development)	10,145

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
12,179	Husqvarna AB Class B (Household Durables)	$ 150,686
52	ICA Gruppen AB (Food & Staples Retailing)	2,606
125	Industrivarden AB Class A* (Diversified Financial Services)	4,207
161	Industrivarden AB Class C* (Diversified Financial Services)	5,120
108	Investor AB Class A (Diversified Financial Services)	7,911
732	Investor AB Class B (Diversified Financial Services)	53,692
3,224	Kinnevik AB* (Diversified Financial Services)	158,167
197	L E Lundbergforetagen AB Class B* (Diversified Financial Services)	10,347
4,955	Loomis AB (Commercial Services & Supplies)	127,132
7,029	Mycronic AB (Electronic Equipment, Instruments & Components)	197,035
588	Nibe Industrier AB Class B (Building Products)	19,627
203	Skanska AB Class B (Construction & Engineering)	5,246
314	Svenska Cellulosa AB SCA Class B* (Paper & Forest Products)	5,531
1,023	Swedish Match AB (Tobacco)	78,886
10,255	Trelleborg AB Class B* (Machinery)	231,940
27,093	Volvo AB Class B* (Machinery)	667,534

		3,393,410

Switzerland – 3.5%
44,263	ABB Ltd. (Electrical Equipment)	1,305,599
315	Adecco Group AG (Professional Services)	19,677
12,372	Alcon, Inc.* (Health Care Equipment & Supplies)	887,906
103	Baloise Holding AG (Insurance)	17,249
141	Banque Cantonale Vaudoise (Banks)	14,919
1	Barry Callebaut AG (Food Products)	2,218
693	BKW AG (Electric Utilities)	79,159
471	Bucher Industries AG (Machinery)	222,856
1,669	Cembra Money Bank AG (Consumer Finance)	181,332
18,895	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	1,755,044

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
23,552	Credit Suisse Group AG (Capital Markets)	$ 308,945
483	DKSH Holding AG (Professional Services)	38,846
10	EMS-Chemie Holding AG (Chemicals)	9,432
20	Geberit AG (Building Products)	12,241
83	Georg Fischer AG (Machinery)	103,678
30	Givaudan SA (Chemicals)	120,863
7,094	Julius Baer Group Ltd. (Capital Markets)	429,224
252	Kuehne & Nagel International AG (Marine)	57,344
866	Logitech International SA (Technology Hardware, Storage & Peripherals)	89,941
1,165	Lonza Group AG (Life Sciences Tools & Services)	744,085
23,333	Nestle SA (Food Products)	2,615,549
26,049	Novartis AG (Pharmaceuticals)	2,358,609
1,687	PSP Swiss Property AG (Real Estate Management & Development)	215,833
8,446	Roche Holding AG (Pharmaceuticals)	2,915,016
30	Schindler Holding AG (Machinery)	7,909
10,997	SIG Combibloc Group AG* (Containers & Packaging)	261,012
4,643	Sika AG (Chemicals)	1,263,415
23	Swiss Life Holding AG (Insurance)	10,487
250	Swiss Prime Site AG (Real Estate Management & Development)	24,298
343	Swisscom AG (Diversified Telecommunication Services)	186,688
58,712	UBS Group AG (Capital Markets)	846,265
2,015	Wizz Air Holdings PLC*(a) (Airlines)	120,233
518	Zur Rose Group AG* (Food & Staples Retailing)	237,542
4,642	Zurich Insurance Group AG (Insurance)	1,856,088

		19,319,502

Taiwan – 2.4%
10,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	102,186
135,000	AU Optronics Corp.* (Electronic Equipment, Instruments & Components)	70,988
339,000	Cathay Financial Holding Co. Ltd. (Insurance)	482,197
26,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	63,980

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
19,500	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	$ 196,279
27,000	Elan Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	153,123
209,000	Evergreen Marine Corp. Taiwan Ltd.* (Marine)	232,294
400,217	Fubon Financial Holding Co. Ltd. (Insurance)	649,832
5,000	Giant Manufacturing Co. Ltd. (Leisure Products)	48,512
14,000	Gigabyte Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	39,367
1,400	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	30,755
119,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	473,275
171,000	Innolux Corp.* (Electronic Equipment, Instruments & Components)	79,444
53,000	Kindom Development Co. Ltd. (Real Estate Management & Development)	60,521
8,000	Makalot Industrial Co. Ltd. (Textiles, Apparel & Luxury Goods)	53,549
8,000	Makalot Industrial Co. Ltd. Rights ()	1,102
25,167	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	786,057
18,000	Micro-Star International Co. Ltd. (Technology Hardware, Storage & Peripherals)	83,577
69,000	Nantex Industry Co. Ltd. (Chemicals)	141,074
19,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	266,429
40,488	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	165,864
26,896	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	432,666
28,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	38,640
1,325	Sea Ltd. ADR* (Entertainment)	287,141
23,000	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)	123,928
68,000	SinoPac Financial Holdings Co. Ltd. (Banks)	26,583

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
156,805	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 3,313,822
29,099	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	3,536,111
427,435	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	765,862
9,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	35,730
13,100	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	192,320
39,000	Yang Ming Marine Transport Corp.* (Marine)	27,460

		12,960,668

Thailand – 0.3%
54,600	Airports of Thailand PCL NVDR (Transportation Infrastructure)	108,088
14,300	Bangkok Bank PCL (Banks)	54,001
276,500	Charoen Pokphand Foods PCL (Food Products)	251,141
108,300	Com7 PCL Class F (Specialty Retail)	155,962
44,700	Kasikornbank PCL (Banks)	188,722
40,100	Kiatnakin Phatra Bank PCL (Banks)	74,028
62,300	Polyplex Thailand PCL (Containers & Packaging)	48,771
217,100	Thai Beverage PCL (Beverages)	134,426
497,900	Thai Union Group PCL Class F (Food Products)	228,893
32,600	Thai Vegetable Oil PCL (Food Products)	35,571
79,900	Thanachart Capital PCL (Banks)	85,599
44,200	Tisco Financial Group PCL (Banks)	135,818

		1,501,020

Turkey – 0.1%
11,818	Arcelik A/S* (Household Durables)	53,166
8,567	BIM Birlesik Magazalar AS (Food & Staples Retailing)	84,311
17,970	Migros Ticaret AS* (Food & Staples Retailing)	108,401
114,894	Turkiye Garanti Bankasi A/S* (Banks)	145,539
91,592	Turkiye Is Bankasi AS Class C* (Banks)	76,414

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
458,020	Yapi ve Kredi Bankasi A/S* (Banks)	$ 178,166

		645,997

United Arab Emirates – 0.1%
49,334	Abu Dhabi Islamic Bank PJSC (Banks)	67,160
291,863	Aldar Properties PJSC (Real Estate Management & Development)	277,437
150,062	Emirates NBD Bank PJSC (Banks)	481,200

		825,797

United Kingdom – 4.3%
261	3i Group PLC (Capital Markets)	3,955
441	Admiral Group PLC (Insurance)	17,380
24,377	Aviva PLC (Insurance)	111,502
1,248	BAE Systems PLC (Aerospace & Defense)	7,875
92,189	Balfour Beatty PLC* (Construction & Engineering)	339,471
459,020	Barclays PLC* (Banks)	837,342
77	BHP Group PLC (Metals & Mining)	2,110
49,970	Boohoo Group PLC* (Internet & Direct Marketing Retail)	231,009
185,454	BP PLC (Oil, Gas & Consumable Fuels)	689,139
31,136	British American Tobacco PLC (Tobacco)	1,131,416
4,828	BT Group PLC (Diversified Telecommunication Services)	8,278
6,999	Clinigen Group PLC (Life Sciences Tools & Services)	72,972
149,942	Compass Group PLC* (Hotels, Restaurants & Leisure)	2,678,379
4,960	Computacenter PLC (IT Services)	158,782
11,899	Conduit Holdings Ltd.* (Insurance)	79,887
47,300	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	129,746
249	Croda International PLC (Chemicals)	21,394
4,288	CVS Group PLC* (Health Care Providers & Services)	89,891
4,301	Dechra Pharmaceuticals PLC (Pharmaceuticals)	212,018
20,349	Diageo PLC (Beverages)	816,955
18,465	Direct Line Insurance Group PLC (Insurance)	75,787
41,642	DS Smith PLC* (Containers & Packaging)	206,694
4,948	Endava PLC ADR* (IT Services)	391,189

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
9,067	Entain PLC* (Hotels, Restaurants & Leisure)	$ 153,446
42,726	Experian PLC (Professional Services)	1,493,385
1,477	Ferguson PLC (Trading Companies & Distributors)	171,493
5,415	Future PLC (Media)	128,285
14,500	Gates Industrial Corp. PLC* (Machinery)	204,740
2,672	Genus PLC (Biotechnology)	179,486
354	GlaxoSmithKline PLC (Pharmaceuticals)	6,574
1,652	Halma PLC (Electronic Equipment, Instruments & Components)	55,683
4,628	Hikma Pharmaceuticals PLC (Pharmaceuticals)	151,980
44,689	Ibstock PLC*(a) (Construction Materials)	126,002
14,779	IG Group Holdings PLC (Capital Markets)	151,456
6,687	IMI PLC (Machinery)	113,803
9,545	Intermediate Capital Group PLC (Capital Markets)	221,389
3,662	International Game Technology PLC (Hotels, Restaurants & Leisure)	58,995
56,407	J Sainsbury PLC (Food & Staples Retailing)	188,383
13,293	JD Sports Fashion PLC* (Specialty Retail)	135,316
23,817	John Wood Group PLC* (Energy Equipment & Services)	95,143
4,853	Keywords Studios PLC* (IT Services)	181,176
80,015	Legal & General Group PLC (Insurance)	266,119
272	Linde PLC (Chemicals)	66,749
35,054	M&G PLC (Diversified Financial Services)	84,096
1,131	National Grid PLC (Multi-Utilities)	13,137
4,572	Nomad Foods Ltd.* (Food Products)	114,757
15,182	Paragon Banking Group PLC (Thrifts & Mortgage Finance)	94,078
648	Pennon Group PLC (Water Utilities)	8,275
26	Persimmon PLC (Household Durables)	905
307	Phoenix Group Holdings PLC (Insurance)	2,829
42,198	Prudential PLC (Insurance)	675,143
6,549	Reckitt Benckiser Group PLC (Household Products)	555,214
21,210	Redrow PLC* (Household Durables)	152,308
36,070	RELX PLC (Professional Services)	897,950
8,963	Rentokil Initial PLC* (Commercial Services & Supplies)	60,830

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
7,750	Rio Tinto PLC (Metals & Mining)	$ 587,970
1,577,407	Rolls-Royce Holdings PLC* (Aerospace & Defense)	1,968,597
191	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	3,534
15,982	Segro PLC (Equity Real Estate Investment Trusts (REITs))	207,997
50	Severn Trent PLC (Water Utilities)	1,581
31,007	Smith & Nephew PLC (Health Care Equipment & Supplies)	652,815
15,993	Smiths Group PLC (Industrial Conglomerates)	308,890
6,979	Softcat PLC (IT Services)	143,706
40	Spirax-Sarco Engineering PLC (Machinery)	6,048
3,113	SSE PLC (Electric Utilities)	63,060
5,400	St. James’s Place PLC (Capital Markets)	86,422
61,216	Taylor Wimpey PLC* (Household Durables)	122,176
202,600	TechnipFMC PLC (Energy Equipment & Services)	2,165,794
198,222	Tesco PLC (Food & Staples Retailing)	648,661
522	The Sage Group PLC (Software)	4,203
24,052	TP ICAP PLC (Capital Markets)	73,489
1,346	Ultra Electronics Holdings PLC (Aerospace & Defense)	36,670
12,040	Unilever PLC (Personal Products)	701,374
14,676	Vesuvius PLC (Machinery)	99,819
21,617	WH Smith PLC (Specialty Retail)	451,394
9,338	Whitbread PLC* (Hotels, Restaurants & Leisure)	354,872
19,335	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	47,417

		23,858,785

United States – 43.4%
1,300	3M Co. (Industrial Conglomerates)	228,358
6,382	Abbott Laboratories (Health Care Equipment & Supplies)	788,751
2,354	AbbVie, Inc. (Biotechnology)	241,238
5,433	ABM Industries, Inc. (Commercial Services & Supplies)	199,608
8,995	ACCO Brands Corp. (Commercial Services & Supplies)	72,770
1,069	Activision Blizzard, Inc. (Entertainment)	97,279

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
900	Acuity Brands, Inc. (Electrical Equipment)	$ 108,216
900	Adient PLC* (Auto Components)	29,061
3,235	Adobe, Inc.* (Software)	1,484,121
1,699	AECOM* (Construction & Engineering)	85,120
4,358	Aegion Corp.* (Construction & Engineering)	80,056
1,000	Affiliated Managers Group, Inc. (Capital Markets)	110,190
277	Aflac, Inc. (Insurance)	12,515
1,800	AGCO Corp. (Machinery)	199,620
50	Agilent Technologies, Inc. (Life Sciences Tools & Services)	6,009
2,545	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	160,844
812	Air Products & Chemicals, Inc. (Chemicals)	216,609
1,915	Alamo Group, Inc. (Machinery)	267,315
210	Align Technology, Inc.* (Health Care Equipment & Supplies)	110,330
1,285	Allegiant Travel Co. (Airlines)	233,215
274	Ally Financial, Inc. (Consumer Finance)	10,368
507	Alphabet, Inc. Class A* (Interactive Media & Services)	926,472
1,580	Alphabet, Inc. Class C* (Interactive Media & Services)	2,900,469
11,012	Altria Group, Inc. (Tobacco)	452,373
3,458	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	11,087,040
3,987	Amdocs Ltd. (IT Services)	281,562
102	Ameren Corp. (Multi-Utilities)	7,417
2,600	American Financial Group, Inc. (Insurance)	244,764
59	American Water Works Co., Inc. (Water Utilities)	9,382
1,900	Ameriprise Financial, Inc. (Capital Markets)	375,953
7,760	Ameris Bancorp (Banks)	303,494
3,421	AMERISAFE, Inc. (Insurance)	189,866
1,942	AmerisourceBergen Corp. (Health Care Providers & Services)	202,356
63	AMETEK, Inc. (Electrical Equipment)	7,135
109	Amgen, Inc. (Biotechnology)	26,316
68	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	8,492
1,148	ANSYS, Inc.* (Software)	406,817

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
8,257	Anthem, Inc. (Health Care Providers & Services)	$ 2,452,164
31,904	Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,210,052
4,867	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	470,542
114	Aramark (Hotels, Restaurants & Leisure)	3,909
230	Arch Capital Group Ltd.* (Insurance)	7,224
5,400	Archer-Daniels-Midland Co. (Food Products)	270,054
2,643	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	29,919
642	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	62,678
528	Arthur J. Gallagher & Co. (Insurance)	60,936
2,344	ASGN, Inc.* (Professional Services)	194,341
6,402	Assured Guaranty Ltd. (Insurance)	228,872
16,595	AT&T, Inc. (Diversified Telecommunication Services)	475,115
5,333	AtriCure, Inc.* (Health Care Equipment & Supplies)	310,541
20	Autodesk, Inc.* (Software)	5,549
1,304	Automatic Data Processing, Inc. (IT Services)	215,316
204	Avery Dennison Corp. (Containers & Packaging)	30,777
9,696	Avient Corp. (Chemicals)	372,617
3,619	Axis Capital Holdings Ltd. (Insurance)	166,112
2,131	Balchem Corp. (Chemicals)	228,081
147	Ball Corp. (Containers & Packaging)	12,939
4,365	BankUnited, Inc. (Banks)	151,247
1,377	Baxter International, Inc. (Health Care Equipment & Supplies)	105,795
536	Becton Dickinson & Co. (Health Care Equipment & Supplies)	140,319
3,644	Belden, Inc. (Electronic Equipment, Instruments & Components)	172,143
2,542	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	579,246
1,448	Best Buy Co., Inc. (Specialty Retail)	157,571
282	Bio-Rad Laboratories, Inc. Class A* (Life Sciences Tools & Services)	161,803
6	BlackRock, Inc. (Capital Markets)	4,208

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,853	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	$ 129,381
4,073	Boot Barn Holdings, Inc.* (Specialty Retail)	233,139
9,611	Boston Scientific Corp.* (Health Care Equipment & Supplies)	340,614
8,700	Bristol-Myers Squibb Co. (Pharmaceuticals)	534,441
180	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	81,090
13,445	Broadridge Financial Solutions, Inc. (IT Services)	1,899,913
3,794	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	287,433
3,161	Brown & Brown, Inc. (Insurance)	136,207
57	Brown-Forman Corp. Class B (Beverages)	4,085
3,000	Brunswick Corp. (Leisure Products)	259,380
4,547	Builders FirstSource, Inc.* (Building Products)	173,923
38	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	3,251
209	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,831
1,070	CACI International, Inc. Class A* (IT Services)	258,105
2,363	Cactus, Inc. Class A (Energy Equipment & Services)	61,911
4,195	Cadence Design Systems, Inc.* (Software)	546,986
404	Callaway Golf Co. (Leisure Products)	11,268
49	Campbell Soup Co. (Food Products)	2,357
3,070	Capital One Financial Corp. (Consumer Finance)	320,078
1,220	Cardinal Health, Inc. (Health Care Providers & Services)	65,551
30	CarMax, Inc.* (Specialty Retail)	3,533
1,677	Castle Biosciences, Inc.* (Health Care Providers & Services)	112,074
7,589	Cathay General Bancorp (Banks)	256,660
500	Cboe Global Markets, Inc. (Capital Markets)	45,865
394	CDW Corp. (Electronic Equipment, Instruments & Components)	51,874
85	Centene Corp.* (Health Care Providers & Services)	5,126
1,495	Central Garden & Pet Co.* (Household Products)	63,224

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
7,131	Central Garden & Pet Co. Class A* (Household Products)	$ 278,109
1,806	Cerence, Inc.* (Software)	202,109
58	Cerner Corp. (Health Care Technology)	4,646
9,392	ChampionX Corp.* (Energy Equipment & Services)	143,604
17,176	Change Healthcare, Inc.* (Health Care Technology)	409,819
9	Charter Communications, Inc. Class A* (Media)	5,468
37,030	Chevron Corp. (Oil, Gas & Consumable Fuels)	3,154,956
1,700	Chimera Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	17,170
543	Church & Dwight Co., Inc. (Household Products)	45,845
1,132	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	212,193
3,847	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	134,953
1,899	Cigna Corp. (Health Care Providers & Services)	412,178
5,400	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	227,772
55	Cincinnati Financial Corp. (Insurance)	4,625
362	Cintas Corp. (Commercial Services & Supplies)	115,159
200	Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	18,738
14,946	Cisco Systems, Inc. (Communications Equipment)	666,293
8,300	Citigroup, Inc. (Banks)	481,317
231	Citrix Systems, Inc. (Software)	30,795
80	CMS Energy Corp. (Multi-Utilities)	4,550
34,375	Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,957,656
5,000	Cognizant Technology Solutions Corp. Class A (IT Services)	389,750
3,763	Cohen & Steers, Inc. (Capital Markets)	246,477
407	Colgate-Palmolive Co. (Household Products)	31,746
1,982	Columbia Banking System, Inc. (Banks)	76,347
3,247	Comcast Corp. Class A (Media)	160,954
3,407	CommScope Holding Co., Inc.* (Communications Equipment)	50,049
2,368	Compass Minerals International, Inc. (Metals & Mining)	137,960

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
101	Conagra Brands, Inc. (Food Products)	$ 3,495
2,044	Concentrix Corp.* (IT Services)	218,544
430	Copart, Inc.* (Commercial Services & Supplies)	47,193
25	Corning, Inc. (Electronic Equipment, Instruments & Components)	897
3,500	Corteva, Inc. (Chemicals)	139,510
2,324	CoStar Group, Inc.* (Professional Services)	2,090,926
1,133	Costco Wholesale Corp. (Food & Staples Retailing)	399,303
4,849	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	152,937
3,221	Covanta Holding Corp. (Commercial Services & Supplies)	45,577
10,750	Covetrus, Inc.* (Health Care Providers & Services)	366,252
2,200	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	350,372
8,666	CryoLife, Inc.* (Health Care Equipment & Supplies)	207,377
4,041	CryoPort, Inc.* (Health Care Equipment & Supplies)	275,596
15,261	Cummins, Inc. (Machinery)	3,577,484
1,184	Curtiss-Wright Corp. (Aerospace & Defense)	122,887
22,354	CVS Health Corp. (Health Care Providers & Services)	1,601,664
1,080	D.R. Horton, Inc. (Household Durables)	82,944
4,458	Danaher Corp. (Health Care Equipment & Supplies)	1,060,291
800	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	93,512
1,058	Datadog, Inc.* (Software)	108,710
1,114	DaVita, Inc.* (Health Care Providers & Services)	130,750
860	Deere & Co. (Machinery)	248,368
3,744	Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	70,237
10,959	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	180,385
1,855	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	105,160
84	Discover Financial Services (Consumer Finance)	7,017
55	Dollar General Corp. (Multiline Retail)	10,704
1,600	Dollar Tree, Inc.* (Multiline Retail)	162,656
49	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	18,167
70	Dow, Inc. (Chemicals)	3,633

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
20	Duke Energy Corp. (Electric Utilities)	$ 1,880
22	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	870
7,277	DXC Technology Co. (IT Services)	205,211
7,082	eBay, Inc. (Internet & Direct Marketing Retail)	400,204
198	Ecolab, Inc. (Chemicals)	40,493
300	Edison International (Electric Utilities)	17,448
24,501	Electronic Arts, Inc. (Entertainment)	3,508,543
976	Eli Lilly & Co. (Pharmaceuticals)	202,979
1,199	EMCOR Group, Inc. (Construction & Engineering)	105,872
3,399	Emergent BioSolutions, Inc.* (Biotechnology)	363,183
1,100	Emerson Electric Co. (Electrical Equipment)	87,285
5,086	Energizer Holdings, Inc. (Household Products)	222,970
2,395	EnerSys (Electrical Equipment)	196,941
22,350	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	2,199,016
50	Entergy Corp. (Electric Utilities)	4,767
4,717	Envista Holdings Corp.* (Health Care Equipment & Supplies)	167,642
517	EPAM Systems, Inc.* (IT Services)	178,070
46	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	34,038
4,348	Essent Group Ltd. (Thrifts & Mortgage Finance)	181,877
1,615	Evercore, Inc. Class A (Capital Markets)	176,197
8	Everest Re Group Ltd. (Insurance)	1,689
10	Eversource Energy (Electric Utilities)	875
4,705	Exelon Corp. (Electric Utilities)	195,540
995	Expeditors International of Washington, Inc. (Air Freight & Logistics)	89,072
3,128	Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	45,919
1,593	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	71,430
34,480	Facebook, Inc. Class A* (Interactive Media & Services)	8,907,218
34	FactSet Research Systems, Inc. (Capital Markets)	10,280

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,626	Fastenal Co. (Trading Companies & Distributors)	$ 74,129
519	Federal Agricultural Mortgage Corp. Class C (Thrifts & Mortgage Finance)	39,444
3,000	Federated Hermes, Inc. (Capital Markets)	81,000
12	FedEx Corp. (Air Freight & Logistics)	2,824
2,098	First American Financial Corp. (Insurance)	109,704
149	First Citizens BancShares, Inc. Class A (Banks)	88,803
6,965	First Hawaiian, Inc. (Banks)	161,936
8,422	First Horizon Corp. (Banks)	116,982
2,256	First Merchants Corp. (Banks)	84,984
1,299	FirstCash, Inc. (Consumer Finance)	76,485
81	Fiserv, Inc.* (IT Services)	8,318
1,419	Five Below, Inc.* (Specialty Retail)	249,361
3,116	Foot Locker, Inc. (Specialty Retail)	136,543
33,459	Ford Motor Co. (Automobiles)	352,323
1,199	Fortune Brands Home & Security, Inc. (Building Products)	103,414
4,300	Freeport-McMoRan, Inc. (Metals & Mining)	115,713
3,974	Fresh Del Monte Produce, Inc. (Food Products)	97,244
2,906	frontdoor, Inc.* (Diversified Consumer Services)	159,946
1,632	FTI Consulting, Inc.* (Professional Services)	179,471
72	Garmin Ltd. (Household Durables)	8,270
219,065	General Electric Co. (Industrial Conglomerates)	2,339,614
467	General Mills, Inc. (Food Products)	27,133
16,739	General Motors Co. (Automobiles)	848,333
649	Gentex Corp. (Auto Components)	21,449
187	Genuine Parts Co. (Distributors)	17,556
7,200	Gilead Sciences, Inc. (Biotechnology)	472,320
6,773	Glacier Bancorp, Inc. (Banks)	315,960
433	Globe Life, Inc. (Insurance)	39,139
5,484	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	338,308
6,304	GrafTech International Ltd. (Electrical Equipment)	61,149
3,867	Grand Canyon Education, Inc.* (Diversified Consumer Services)	328,463
23,926	Graphic Packaging Holding Co. (Containers & Packaging)	374,681

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
6,550	Halozyme Therapeutics, Inc.* (Biotechnology)	$ 311,715
6,306	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	96,419
3,745	Harley-Davidson, Inc. (Automobiles)	150,137
5,363	Harsco Corp.* (Commercial Services & Supplies)	89,187
500	Hawaiian Electric Industries, Inc. (Electric Utilities)	16,530
15,027	HCA Healthcare, Inc. (Health Care Providers & Services)	2,441,587
3,950	HealthEquity, Inc.* (Health Care Providers & Services)	330,023
9,260	Heartland Express, Inc. (Road & Rail)	173,810
15,041	HEICO Corp. Class A (Aerospace & Defense)	1,599,009
871	Helen of Troy Ltd.* (Household Durables)	212,742
5,080	Helios Technologies, Inc. (Machinery)	277,114
3,632	Helmerich & Payne, Inc. (Energy Equipment & Services)	88,185
1,062	Henry Schein, Inc.* (Health Care Providers & Services)	69,933
1,652	Hillenbrand, Inc. (Machinery)	67,897
20,611	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,089,749
2,767	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	78,749
2,383	Honeywell International, Inc. (Industrial Conglomerates)	465,567
6,596	Horace Mann Educators Corp. (Insurance)	258,365
252	Hormel Foods Corp. (Food Products)	11,809
3,750	Houlihan Lokey, Inc. (Capital Markets)	243,188
9,034	HP, Inc. (Technology Hardware, Storage & Peripherals)	219,888
1,115	Humana, Inc. (Health Care Providers & Services)	427,168
6,365	Huntsman Corp. (Chemicals)	168,163
2,956	ICF International, Inc. (Professional Services)	227,996
698	ICU Medical, Inc.* (Health Care Equipment & Supplies)	142,727
2,375	IDACORP, Inc. (Electric Utilities)	209,713
23	IDEX Corp. (Machinery)	4,282
271	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	129,722
1,177	Illinois Tool Works, Inc. (Machinery)	228,585
1,347	Ingevity Corp.* (Chemicals)	88,484
62	Ingredion, Inc. (Food Products)	4,679

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,647	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	$ 277,537
4,426	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	292,293
12,676	Intel Corp. (Semiconductors & Semiconductor Equipment)	703,645
2,507	InterDigital, Inc. (Software)	160,974
3,585	International Business Machines Corp. (IT Services)	427,009
152	International Paper Co. (Containers & Packaging)	7,647
1,021	Intuit, Inc. (Software)	368,816
260	IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	58,092
77	J.B. Hunt Transport Services, Inc. (Road & Rail)	10,369
1,500	Jabil, Inc. (Electronic Equipment, Instruments & Components)	62,055
54	Jack Henry & Associates, Inc. (IT Services)	7,819
6,654	Johnson & Johnson (Pharmaceuticals)	1,085,467
7,513	Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	1,098,476
4,800	JPMorgan Chase & Co. (Banks)	617,616
52	Kansas City Southern (Road & Rail)	10,539
8,650	KAR Auction Services, Inc. (Commercial Services & Supplies)	159,679
75	Kellogg Co. (Food Products)	4,421
1,800	KeyCorp. (Banks)	30,348
564	Kimberly-Clark Corp. (Household Products)	74,504
7,900	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	111,232
66,075	KKR & Co., Inc. Class A (Capital Markets)	2,573,621
1,054	KLA Corp. (Semiconductors & Semiconductor Equipment)	295,194
1,047	Korn Ferry (Professional Services)	47,743
752,575	Kosmos Energy Ltd. (Oil, Gas & Consumable Fuels)	1,670,716
700	L3Harris Technologies, Inc. (Aerospace & Defense)	120,057
22	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	5,036
425	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	205,679
44,618	Lamb Weston Holdings, Inc. (Food Products)	3,332,965
267	Landstar System, Inc. (Road & Rail)	37,220

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,089	LCI Industries (Auto Components)	$ 140,895
113	Lear Corp. (Auto Components)	17,036
639	Leidos Holdings, Inc. (IT Services)	67,772
57	Lennar Corp. Class A (Household Durables)	4,740
1,211	LHC Group, Inc.* (Health Care Providers & Services)	241,255
2,542	Lithia Motors, Inc. Class A (Specialty Retail)	810,085
88,175	LKQ Corp.* (Distributors)	3,094,061
1,499	Lockheed Martin Corp. (Aerospace & Defense)	482,408
518	Loews Corp. (Insurance)	23,460
1,525	Lowe’s Cos., Inc. (Specialty Retail)	254,446
2,322	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	763,195
6,743	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	383,407
518	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	22,357
2	Markel Corp.* (Insurance)	1,939
423	Marsh & McLennan Cos., Inc. (Insurance)	46,492
7,057	Masco Corp. (Building Products)	383,266
10,189	Masimo Corp.* (Health Care Equipment & Supplies)	2,607,569
919	MasTec, Inc.* (Construction & Engineering)	70,901
28,372	Mastercard, Inc. Class A (IT Services)	8,973,780
2,000	Matson, Inc. (Marine)	119,600
1,578	MAXIMUS, Inc. (IT Services)	118,445
426	McCormick & Co., Inc. (Food Products)	38,144
1,752	McDonald’s Corp. (Hotels, Restaurants & Leisure)	364,136
1,345	McKesson Corp. (Health Care Providers & Services)	234,662
3,800	MDU Resources Group, Inc. (Multi-Utilities)	99,902
130	Medifast, Inc. (Personal Products)	30,507
2,159	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	286,694
1,145	MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	2,037,539
7,113	Merck & Co., Inc. (Pharmaceuticals)	548,199
7,664	Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	116,110
5,393	MetLife, Inc. (Insurance)	259,673

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
598	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	$ 698,524
49,540	Microsoft Corp. (Software)	11,491,298
3,993	Minerals Technologies, Inc. (Chemicals)	246,089
1,400	MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	221,298
650	Mondelez International, Inc. Class A (Food Products)	36,036
3,429	Monster Beverage Corp.* (Beverages)	297,740
235	Moody’s Corp. (Capital Markets)	62,571
44,591	Morgan Stanley (Capital Markets)	2,989,827
21,359	Motorola Solutions, Inc. (Communications Equipment)	3,578,700
2,965	Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	80,737
1,091	MSCI, Inc. (Capital Markets)	431,272
107	Nasdaq, Inc. (Capital Markets)	14,474
3,481	National Energy Services Reunited Corp.* (Energy Equipment & Services)	37,525
3,130	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	202,949
14,938	Navient Corp. (Consumer Finance)	168,127
5,201	NCR Corp.* (Technology Hardware, Storage & Peripherals)	173,505
1,095	Nelnet, Inc. Class A (Consumer Finance)	75,325
2,400	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	159,456
290	Netflix, Inc.* (Entertainment)	154,393
6,600	Newmont Corp. (Metals & Mining)	393,360
1,335	Nexstar Media Group, Inc. Class A (Media)	151,749
698	NextEra Energy, Inc. (Electric Utilities)	56,447
435	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	58,112
4,703	NMI Holdings, Inc. Class A* (Thrifts & Mortgage Finance)	99,751
1,310	Northrop Grumman Corp. (Aerospace & Defense)	375,459
4,471	NorthWestern Corp. (Multi-Utilities)	243,535
10,492	NortonLifeLock, Inc. (Software)	221,066
6,200	NRG Energy, Inc. (Electric Utilities)	256,742
45	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	23,382

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
9	NVR, Inc.* (Household Durables)	$ 40,018
7,163	OceanFirst Financial Corp. (Banks)	130,080
686	Old Dominion Freight Line, Inc. (Road & Rail)	133,084
8,500	Old Republic International Corp. (Insurance)	153,850
2,215	Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	209,827
67	Omnicom Group, Inc. (Media)	4,179
161,400	ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	5,566,686
800	OneMain Holdings, Inc. (Consumer Finance)	37,248
5,130	Oracle Corp. (Software)	310,006
2,363	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	154,162
1,213	PACCAR, Inc. (Machinery)	110,650
8,607	Pacific Premier Bancorp, Inc. (Banks)	286,183
4,617	Patrick Industries, Inc. (Auto Components)	318,850
305	Paychex, Inc. (IT Services)	26,633
1,724	Paylocity Holding Corp.* (Software)	323,181
2,174	PayPal Holdings, Inc.* (IT Services)	509,390
679	PennyMac Financial Services, Inc. (Thrifts & Mortgage Finance)	39,382
1,140	PepsiCo, Inc. (Beverages)	155,690
7,584	Performance Food Group Co.* (Food & Staples Retailing)	355,538
400	PerkinElmer, Inc. (Life Sciences Tools & Services)	58,828
10,067	Pfizer, Inc. (Pharmaceuticals)	361,405
138	Philip Morris International, Inc. (Tobacco)	10,992
1,556	Phillips 66 (Oil, Gas & Consumable Fuels)	105,497
5,562	Phreesia, Inc.* (Health Care Technology)	363,143
800	Pilgrim’s Pride Corp.* (Food Products)	15,504
379	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	45,821
700	PPG Industries, Inc. (Chemicals)	94,297
4,426	PQ Group Holdings, Inc. (Chemicals)	60,990
2,217	PRA Group, Inc.* (Consumer Finance)	73,094
9,124	Primoris Services Corp. (Construction & Engineering)	265,554
301	Principal Financial Group, Inc. (Insurance)	14,830

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,394	ProAssurance Corp. (Insurance)	$ 62,212
5,450	Progyny, Inc.* (Health Care Providers & Services)	254,897
1,447	Proofpoint, Inc.* (Software)	186,779
2,629	Prudential Financial, Inc. (Insurance)	205,798
1,164	PulteGroup, Inc. (Household Durables)	50,634
12,905	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,205,206
4,326	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	281,623
3,000	Quanta Services, Inc. (Construction & Engineering)	211,410
231	Quest Diagnostics, Inc. (Health Care Providers & Services)	29,834
3,907	R1 RCM, Inc.* (Health Care Providers & Services)	98,574
3,948	Rackspace Technology, Inc.* (IT Services)	91,238
3,900	Rapid7, Inc.* (Software)	338,598
2,500	Raymond James Financial, Inc. (Capital Markets)	249,825
1,700	Raytheon Technologies Corp. (Aerospace & Defense)	113,441
1,762	RBC Bearings, Inc.* (Machinery)	294,835
121	Regeneron Pharmaceuticals, Inc.* (Biotechnology)	60,965
339	Reinsurance Group of America, Inc. (Insurance)	35,612
2,362	Republic Services, Inc. (Commercial Services & Supplies)	213,808
4,541	ResMed, Inc. (Health Care Equipment & Supplies)	915,329
110	Robert Half International, Inc. (Professional Services)	7,425
56	Rockwell Automation, Inc. (Electrical Equipment)	13,918
685	Rogers Corp.* (Electronic Equipment, Instruments & Components)	106,908
1,474	Rollins, Inc. (Commercial Services & Supplies)	53,093
61	Roper Technologies, Inc. (Industrial Conglomerates)	23,968
1,900	RPM International, Inc. (Chemicals)	156,693
2,132	Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	138,260
545	S&P Global, Inc. (Capital Markets)	172,765
17,825	Saia, Inc.* (Road & Rail)	3,150,569
9,597	salesforce.com, Inc.* (Software)	2,164,699
5,684	Sally Beauty Holdings, Inc.* (Specialty Retail)	85,828

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,643	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	$ 135,301
2,134	Science Applications International Corp. (IT Services)	204,928
10,747	Seacoast Banking Corp. of Florida* (Banks)	327,246
3,100	Sempra Energy (Multi-Utilities)	383,656
600	Semtech Corp.* (Semiconductors & Semiconductor Equipment)	42,570
3,491	Silgan Holdings, Inc. (Containers & Packaging)	127,177
2,648	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	347,338
11,500	Sirius XM Holdings, Inc. (Media)	71,990
1,129	SiteOne Landscape Supply, Inc.* (Trading Companies & Distributors)	178,021
4,080	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	140,678
9,912	Skyline Champion Corp.* (Household Durables)	333,341
9,937	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,681,837
24,501	SLM Corp. (Consumer Finance)	340,074
28	Snap-on, Inc. (Machinery)	5,040
652	South State Corp. (Banks)	45,470
1,683	Spectrum Brands Holdings, Inc. (Household Products)	127,184
1,275	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	49,164
2,400	Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	54,360
29,340	SS&C Technologies Holdings, Inc. (Software)	1,844,899
11,001	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	327,830
927	Standard Motor Products, Inc. (Auto Components)	36,366
2,351	Starbucks Corp. (Hotels, Restaurants & Leisure)	227,600
5,820	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	109,183
3,480	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	116,928
7,122	Stifel Financial Corp. (Capital Markets)	369,062
1,979	Stride, Inc.* (Diversified Consumer Services)	50,959

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
180	Stryker Corp. (Health Care Equipment & Supplies)	$ 39,782
7,332	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	215,487
5,125	Sykes Enterprises, Inc.* (IT Services)	197,774
4,615	Synchrony Financial (Consumer Finance)	155,295
8,206	Syneos Health, Inc.* (Life Sciences Tools & Services)	610,116
3,543	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	289,180
2,006	Synopsys, Inc.* (Software)	512,433
3,698	Synovus Financial Corp. (Banks)	137,566
199	Sysco Corp. (Food & Staples Retailing)	14,230
49	T-Mobile US, Inc.* (Wireless Telecommunication Services)	6,178
1,054	T. Rowe Price Group, Inc. (Capital Markets)	164,930
6,100	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	192,882
2,565	Target Corp. (Multiline Retail)	464,701
484	TEGNA, Inc. (Media)	7,759
14	Teledyne Technologies, Inc.* (Aerospace & Defense)	4,998
8	Teleflex, Inc. (Health Care Equipment & Supplies)	3,021
2,333	Tempur Sealy International, Inc.* (Household Durables)	61,591
19	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,156
1,881	Terex Corp. (Machinery)	67,265
320	Tesla, Inc.* (Automobiles)	253,930
37,067	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,141,631
5,369	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	409,171
5,311	The Aes Corp. (Independent Power and Renewable Electricity Producers)	129,535
5,219	The Allstate Corp. (Insurance)	559,372
80,254	The Carlyle Group, Inc. (Capital Markets)	2,589,797
2,300	The Charles Schwab Corp. (Capital Markets)	118,542
1,679	The Clorox Co. (Household Products)	351,683
1,642	The Coca-Cola Co. (Beverages)	79,062
227	The Estee Lauder Cos., Inc. Class A (Personal Products)	53,720
1,482	The Hanover Insurance Group, Inc. (Insurance)	166,681

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
176	The Hartford Financial Services Group, Inc. (Insurance)	$ 8,452
152	The Hershey Co. (Food Products)	22,107
1,781	The Home Depot, Inc. (Specialty Retail)	482,330
58	The J.M. Smucker Co. (Food Products)	6,752
10,948	The Kraft Heinz Co. (Food Products)	366,867
14,028	The Kroger Co. (Food & Staples Retailing)	483,966
7,954	The Procter & Gamble Co. (Household Products)	1,019,782
7,836	The Progressive Corp. (Insurance)	683,221
7,372	The Sherwin-Williams Co. (Chemicals)	5,099,950
3,496	The Shyft Group, Inc. (Machinery)	105,579
207	The Southern Co. (Electric Utilities)	12,196
148	The TJX Cos., Inc. (Specialty Retail)	9,478
21	The Travelers Cos., Inc. (Insurance)	2,862
2,160	The Western Union Co. (IT Services)	48,103
3,986	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,031,664
1,050	Toll Brothers, Inc. (Household Durables)	53,655
1,474	Tractor Supply Co. (Specialty Retail)	208,925
5,789	TransDigm Group, Inc.* (Aerospace & Defense)	3,202,938
1,931	TTEC Holdings, Inc. (IT Services)	145,945
700	Tyson Foods, Inc. Class A (Food Products)	45,017
230	Ubiquiti, Inc. (Communications Equipment)	70,838
5,775	UFP Industries, Inc. (Building Products)	311,504
1,200	UGI Corp. (Gas Utilities)	43,188
2,665	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	102,869
4,485	Umpqua Holdings Corp. (Banks)	65,077
26,425	Union Pacific Corp. (Road & Rail)	5,218,145
8,251	Unisys Corp.* (IT Services)	197,116
123	United Parcel Service, Inc. Class B (Air Freight & Logistics)	19,065
17,418	UnitedHealth Group, Inc. (Health Care Providers & Services)	5,810,296
1,992	Universal Corp. (Tobacco)	91,373

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,058	US Ecology, Inc. (Commercial Services & Supplies)	$ 133,914
1,060	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	59,816
10,541	Valvoline, Inc. (Chemicals)	250,243
160	Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	28,091
13	Veeva Systems, Inc. Class A* (Health Care Technology)	3,594
4,978	Veracyte, Inc.* (Biotechnology)	282,253
1,400	VEREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	49,322
277	VeriSign, Inc.* (IT Services)	53,757
138	Verisk Analytics, Inc. (Professional Services)	25,323
11,074	Verizon Communications, Inc. (Diversified Telecommunication Services)	606,301
40	Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,163
20,350	Viavi Solutions, Inc.* (Communications Equipment)	314,408
15,170	Visa, Inc. Class A (IT Services)	2,931,602
10,300	Vistra Corp. (Independent Power and Renewable Electricity Producers)	205,691
530	W.R. Berkley Corp. (Insurance)	32,934
665	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	33,416
2,034	Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	167,439
4,568	Walmart, Inc. (Food & Staples Retailing)	641,758
2,969	Washington Federal, Inc. (Thrifts & Mortgage Finance)	77,728
1,485	Waste Management, Inc. (Commercial Services & Supplies)	165,310
9,529	Wayfair, Inc. Class A* (Internet & Direct Marketing Retail)	2,594,937
16,400	Wells Fargo & Co. (Banks)	490,032
3,600	Werner Enterprises, Inc. (Road & Rail)	141,264
3,581	WESCO International, Inc.* (Trading Companies & Distributors)	272,550
980	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	293,500
11,400	Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	355,566
89	Whirlpool Corp. (Household Durables)	16,473

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
166	White Mountains Insurance Group Ltd. (Insurance)	$ 169,320
6,714	WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	159,189
4,912	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	140,680
7,954	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	243,313
1,186	Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	52,469
166	Xcel Energy, Inc. (Electric Utilities)	10,622
3,933	Yelp, Inc.* (Interactive Media & Services)	128,176
8,683	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	492,413
904	Zoetis, Inc. (Pharmaceuticals)	139,442

		238,046,455

TOTAL COMMON STOCKS (Cost $376,065,603)		$485,194,425

Shares	Dividend Rate	Value

Preferred Stocks – 0.5%
Brazil – 0.1%
Cia de Transmissao de Energia Eletrica Paulista (Electric Utilities)
16,400	6.890%	$78,982
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
112,000	0.000	546,346

		625,328

Germany – 0.4%
Henkel AG & Co. KGaA (Household Products)
45	2.130	4,660
Volkswagen AG (Automobiles)
12,430	3.000	2,349,898

		2,354,558

TOTAL PREFERRED STOCKS (Cost $2,008,656)		$ 2,979,886

Shares	Description	Expiration Date	Value

Warrant* – 0.0%
Switzerland – 0.0%
44,568	Cie Financiere Richemont SA	11/22/2023	$ 14,510

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 5.7%
Switzerland – (continued)
10,000	iShares Core MSCI Emerging Markets ETF	$ 638,300
397,370	iShares MSCI International Multifactor ETF	10,736,938
535,508	iShares MSCI USA Multifactor ETF	20,236,847

TOTAL EXCHANGE TRADED FUNDS (Cost $24,365,123)		$ 31,612,085

Shares	Dividend Rate	Value

Investment Companies(b) – 7.3%
Goldman Sachs Financial Square Government Fund - Class R6
33,670,135	0.026%	$ 33,670,135
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,249,997	0.026	6,249,997

TOTAL INVESTMENT COMPANIES (Cost $39,920,132)		$ 39,920,132

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT – 101.9% (Cost $442,359,514)		$559,721,038

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(c) – 0.1%
U.S. Treasury Obligation – 0.1%
United States Treasury Bills
$ 300,000	0.000%	03/18/21	$ 299,978
(Cost $299,972)

TOTAL INVESTMENTS – 102.0% (Cost $442,659,486)			$560,021,016

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%			(11,249,723)

NET ASSETS – 100.0%			$548,771,293

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AED	— United Arab Emirates Dirham
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	USD	5,642,219	AUD	7,290,000	03/02/21	$69,882
	USD	8,412,230	CHF	7,440,000	02/02/21	59,262
	USD	8,389,517	CHF	7,440,000	03/02/21	29,754
	USD	2,072,309	DKK	12,570,000	02/02/21	21,196
	USD	2,055,950	DKK	12,570,000	03/02/21	3,783
	USD	26,153,734	EUR	21,320,000	02/02/21	279,762
	USD	25,942,538	EUR	21,320,000	03/02/21	52,494
	USD	11,006,191	GBP	8,025,000	03/02/21	9,051
	USD	2,371,120	HKD	18,380,000	02/02/21	506
	USD	2,371,136	HKD	18,380,000	03/02/21	451
	USD	236,644	ILS	760,000	02/02/21	5,195
	USD	232,668	ILS	760,000	03/02/21	1,094
	USD	20,774,157	JPY	2,154,000,000	02/02/21	209,576
	USD	20,787,713	JPY	2,154,000,000	03/02/21	217,870
	USD	479,748	NOK	4,100,000	03/02/21	1,082
	USD	259,214	NZD	360,000	02/02/21	519
	USD	260,703	NZD	360,000	03/02/21	2,003
	USD	2,838,307	SEK	23,325,000	02/02/21	46,947
	USD	2,814,538	SEK	23,325,000	03/02/21	22,342
	USD	836,190	SGD	1,110,000	02/02/21	603
	USD	837,757	SGD	1,110,000	03/02/21	2,185
JPMorgan Securities, Inc.	USD	1,849,781	AUD	2,390,000	03/02/21	22,911
	USD	2,464,330	CHF	2,190,000	02/02/21	5,594
	USD	2,469,495	CHF	2,190,000	03/02/21	8,758
	USD	466,439	DKK	2,840,000	02/02/21	3,021
	USD	464,511	DKK	2,840,000	03/02/21	855
	USD	7,990,585	EUR	6,540,000	02/02/21	53,635
	USD	7,957,983	EUR	6,540,000	03/02/21	16,103
	USD	4,203,611	GBP	3,065,000	03/02/21	3,457
	USD	825,640	HKD	6,400,000	03/02/21	157
	USD	86,936	ILS	280,000	02/02/21	1,665
	USD	85,720	ILS	280,000	03/02/21	403
	USD	5,724,046	JPY	594,000,000	02/02/21	53,033
	USD	5,732,545	JPY	594,000,000	03/02/21	60,081
	USD	157,966	NOK	1,350,000	03/02/21	356
	USD	64,801	NZD	90,000	02/02/21	127
	USD	65,176	NZD	90,000	03/02/21	501
	USD	678,790	SEK	5,625,000	02/02/21	5,633
	USD	678,747	SEK	5,625,000	03/02/21	5,388
	USD	316,989	SGD	420,000	03/02/21	827

TOTAL						$1,278,062

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	7,290,000	USD	5,641,148	02/02/21	$(69,701)
	CHF	7,440,000	USD	8,382,726	02/02/21	(29,758)
	DKK	12,570,000	USD	2,054,859	02/02/21	(3,746)
	EUR	21,320,000	USD	25,926,591	02/02/21	(52,619)
	GBP	8,025,000	USD	11,004,498	02/02/21	(8,951)
	HKD	18,380,000	USD	2,371,049	02/02/21	(435)
	ILS	760,000	USD	232,543	02/02/21	(1,093)
	JPY	2,154,000,000	USD	20,781,917	02/02/21	(217,336)
	NOK	4,100,000	USD	479,760	02/02/21	(1,096)
	NZD	360,000	USD	260,695	02/02/21	(2,000)
	SEK	23,325,000	USD	2,813,671	02/02/21	(22,312)
	SGD	1,110,000	USD	837,772	02/02/21	(2,186)
	USD	5,547,178	AUD	7,290,000	02/02/21	(24,268)
	USD	10,831,503	GBP	8,025,000	02/02/21	(164,044)
	USD	476,999	NOK	4,100,000	02/02/21	(1,664)
Brown Brothers Harriman & Co.	HKD	94,730	USD	12,219	02/01/21	(1)
	USD	17,959	ZAR	273,490	02/01/21	(120)
	USD	112,632	ZAR	1,714,018	02/03/21	(641)
JPMorgan Securities, Inc.	AUD	2,390,000	USD	1,849,430	02/02/21	(22,851)
	CHF	2,190,000	USD	2,467,496	02/02/21	(8,759)
	DKK	2,840,000	USD	464,264	02/02/21	(846)
	EUR	6,540,000	USD	7,953,091	02/02/21	(16,141)
	GBP	3,065,000	USD	4,202,964	02/02/21	(3,419)
	HKD	6,400,000	USD	825,610	02/02/21	(151)
	ILS	280,000	USD	85,674	02/02/21	(403)
	JPY	594,000,000	USD	5,730,947	02/02/21	(59,934)
	NOK	1,350,000	USD	157,970	02/02/21	(361)
	NZD	90,000	USD	65,174	02/02/21	(500)
	SEK	5,625,000	USD	678,538	02/02/21	(5,381)
	SGD	420,000	USD	316,995	02/02/21	(827)
	USD	1,810,291	AUD	2,390,000	02/02/21	(16,288)
	USD	4,123,629	GBP	3,065,000	02/02/21	(75,916)
	USD	825,451	HKD	6,400,000	02/02/21	(8)
	USD	155,844	NOK	1,350,000	02/02/21	(1,765)
	USD	315,605	SGD	420,000	02/02/21	(564)

TOTAL						$(816,085)

FUTURES CONTRACTS — At January 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	237	03/19/21	$43,906,620	$607,335

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 26.6%
Sovereign – 26.6%
Abu Dhabi Government International Bond(a)
	$1,183,000	2.500%		04/16/25	$ 1,259,895
Agricultural Development Bank of China
CNY	23,940,000	3.750		01/25/29	3,716,058
Bonos de la Tesoreria de la Republica en pesos
CLP	597,036,670	1.500		03/01/26	936,528
	58,247,480	2.000		03/01/35	99,571
Bonos de la Tesoreria de la Republica en Pesos
	1,780,000,000	4.700	(a)	09/01/30	2,848,822
	210,000,000	5.000		03/01/35	342,985
Brazil Notas do Tesouro Nacional
BRL	3,155,667	6.000		05/15/35	740,889
	55,671,000	10.000		01/01/23	11,074,797
	13,194,000	10.000		01/01/25	2,717,756
China Development Bank
CNY	9,000,000	3.230		01/10/25	1,384,000
	19,150,000	3.480		01/08/29	2,923,459
China Government Bond
	$918,000	0.400	(a)	10/21/23	919,560
	1,384,000	0.550	(a)	10/21/25	1,376,709
CNY	37,000,000	1.990		04/09/25	5,486,328
	23,860,000	2.360		07/02/23	3,646,915
	$787,000	3.250		10/19/23	848,238
CNY	11,900,000	3.290		05/23/29	1,849,098
Croatia Government International Bond
	$800,000	6.375		03/24/21	805,750
Czech Republic Government Bond
CZK	13,610,000	0.950		05/15/30	614,940
	45,920,000	1.000		06/26/26	2,141,196

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Czech Republic Government Bond – (continued)
CZK	47,640,000	2.000%		10/13/33	$ 2,367,095
	11,510,000	2.500		08/25/28	589,829
Dominican Republic
	$2,123,000	4.500	(a)	01/30/30	2,211,901
	1,105,000	4.875	(a)	09/23/32	1,174,062
	777,000	4.875		09/23/32	825,562
	1,652,000	5.300	(a)	01/21/41	1,700,527
Egypt Treasury Bills(b)
EGP	27,075,000	0.000		04/06/21	1,685,423
	21,000,000	0.000		04/20/21	1,299,581
	23,800,000	0.000		04/27/21	1,471,010
El Salvador Government International Bond
	$688,000	5.875		01/30/25	670,800
Export-Import Bank of India(a)
	597,000	2.250		01/13/31	575,102
	580,000	3.250		01/15/30	607,550
Hong Kong Government International Bond(a)
	360,000	1.375		02/02/31	358,086
	450,000	2.375		02/02/51	447,522
Hungary Government Bond
HUF	160,600,000	2.250		04/20/33	540,120
	286,600,000	2.750		12/22/26	1,041,325
	304,000,000	3.000		10/27/27	1,124,467
	834,730,000	3.000		08/21/30	3,078,707
	$1,400,000	6.375		03/29/21	1,414,000
Indonesia Treasury Bond
IDR	2,559,000,000	6.625		05/15/33	183,307
	37,440,000,000	7.000		05/15/27	2,836,687
	9,572,000,000	7.000		09/15/30	718,071
	23,266,000,000	7.500		08/15/32	1,761,948
	4,200,000,000	7.500		06/15/35	320,725
	2,287,000,000	8.125		05/15/24	177,760

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Indonesia Treasury Bond – (continued)
IDR	24,578,000,000	8.375%		03/15/24	$ 1,916,488
	48,344,000,000	8.375		09/15/26	3,904,045
	19,743,000,000	8.375		03/15/34	1,598,578
	10,960,000,000	8.375		04/15/39	896,408
	38,072,000,000	9.000		03/15/29	3,165,430
Islamic Republic of Pakistan
	$568,000	6.875		12/05/27	604,210
Jamaica Government International Bond
	419,000	7.875		07/28/45	588,826
Kingdom of Bahrain
	372,000	4.250	(a)	01/25/28	372,465
	1,325,000	5.450	(a)	09/16/32	1,346,531
	263,000	5.625	(a)	09/30/31	270,068
	274,000	5.625		09/30/31	281,364
	836,000	6.250	(a)	01/25/51	823,460
Kingdom of Jordan
	316,000	4.950	(a)	07/07/25	336,441
	514,000	7.375		10/10/47	583,872
Kingdom of Morocco(a)
	464,000	2.375		12/15/27	465,595
	581,000	3.000		12/15/32	584,450
	985,000	4.000		12/15/50	1,003,161
Kuwait International Government Bond
	345,000	2.750		03/20/22	353,409
Malaysia Government Bond
MYR	5,649,000	3.480		03/15/23	1,443,255
	10,668,000	3.885		08/15/29	2,874,818
	4,990,000	3.899		11/16/27	1,344,708
	3,236,000	3.900		11/30/26	873,540
	5,644,000	4.181		07/15/24	1,496,079
	3,766,000	4.232		06/30/31	1,042,229
	1,423,000	4.498		04/15/30	399,489
	640,000	4.893		06/08/38	182,605

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Oman Government International Bond
	$495,000	6.250	%(a)	01/25/31	$ 525,319
	2,161,000	6.750	(a)	10/28/27	2,390,606
	206,000	6.750		01/17/48	203,361
	436,000	7.000	(a)	01/25/51	441,450
Perusahaan Penerbit SBSN Indonesia III
	554,000	4.325		05/28/25	626,366
Republic of Serbia(a)
	310,000	2.125		12/01/30	299,828
Republic of Angola
	336,000	8.000	(a)	11/26/29	331,695
	940,000	8.000		11/26/29	927,956
	200,000	9.125		11/26/49	194,250
Republic of Argentina(c)
	298,213	0.125	(d)	07/09/41	107,636
	5,156,951	1.000		07/09/29	2,128,854
Republic of Armenia International Bond(a)
	231,000	3.600		02/02/31	223,348
Republic of Azerbaijan
	850,000	5.125		09/01/29	952,850
	135,000	5.125		09/01/29	151,335
Republic of Belarus Ministry of Finance
	240,000	5.875	(a)	02/24/26	245,640
	200,000	5.875		02/24/26	204,700
Republic of Brazil
	2,922,000	3.875		06/12/30	3,003,268
	694,000	4.750	(c)	01/14/50	692,482
Republic of Chile(c)
	2,250,000	2.450		01/31/31	2,368,125
	1,009,000	2.550		01/27/32	1,066,702
	807,000	3.100		01/22/61	816,331
	925,000	3.500		01/25/50	1,017,500
Republic of Colombia
	985,000	3.000	(c)	01/30/30	1,013,934
	2,465,000	3.125	(c)	04/15/31	2,541,261
COP	2,200,000,000	5.750		11/03/27	651,308

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Colombia – (continued)
COP	10,852,400,000	6.000%		04/28/28	$ 3,239,113
	12,192,600,000	7.500		08/26/26	3,961,889
	7,552,500,000	7.750		09/18/30	2,448,433
Republic of Costa Rica
	$519,000	6.125		02/19/31	519,162
	607,000	7.158		03/12/45	598,654
Republic of Ecuador
	1,126,574	0.000	(b)	07/31/30	485,835
	31,813	0.500	(d)	07/31/30	17,050
	267,227	0.500	(a)(d)	07/31/30	143,217
	58,964	0.500	(d)	07/31/35	27,087
	1,343,253	0.500	(a)(d)	07/31/35	617,057
	103,170	0.500	(d)	07/31/40	45,169
	532,929	0.500	(a)(d)	07/31/40	233,323
Republic of Egypt
	408,000	5.250	(a)	10/06/25	434,520
	1,833,000	7.625	(a)	05/29/32	2,028,329
	200,000	7.625		05/29/32	221,313
EGP	17,142,000	14.060		01/12/26	1,074,444
	9,700,000	14.313		10/13/23	622,338
Republic of El Salvador(c)
	$537,000	9.500		07/15/52	562,776
Republic of Gabon
	400,000	6.375		12/12/24	416,750
Republic of Ghana
	806,000	6.375	(a)	02/11/27	832,195
	1,328,000	7.875		02/11/35	1,338,375
Republic of Guatemala(c)
	293,000	4.900		06/01/30	330,266
	600,000	5.375		04/24/32	707,625
Republic of Indonesia
	1,368,000	2.850		02/14/30	1,459,485
	1,536,000	3.500		01/11/28	1,699,680
	707,000	4.625		04/15/43	847,074

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Indonesia – (continued)
IDR	8,410,000,000	6.125%		05/15/28	$ 600,329
	1,600,000,000	7.500		05/15/38	119,743
Republic of Ivory Coast(c)(d)
	$149,165	5.750		12/31/32	150,937
	441,841	5.750		12/31/32	447,087
Republic of Kenya
	1,083,000	7.000		05/22/27	1,195,700
Republic of Korea
	624,000	1.000		09/16/30	607,224
Republic of Lebanon(e)
	2,030,000	6.100		10/04/22	233,450
	325,000	6.600		11/27/26	37,375
Republic of Mongolia
	724,000	5.625		05/01/23	758,616
Republic of Namibia
	255,000	5.250		10/29/25	274,045
Republic of Nigeria
	400,000	7.143		02/23/30	427,625
	1,351,000	8.747		01/21/31	1,565,049
Republic of Panama(c)
	340,000	2.252		09/29/32	342,869
	679,000	3.750		03/16/25	748,173
	1,468,000	3.870		07/23/60	1,625,351
	1,248,000	4.500		04/01/56	1,525,680
Republic of Paraguay(a)(c)
	421,000	2.739		01/29/33	428,867
	291,000	5.400		03/30/50	362,113
Republic of Peru
	436,000	2.780	(c)	12/01/60	420,468
	2,153,000	2.783	(c)	01/23/31	2,317,839
	299,000	3.230	(c)(f)	07/28/21	285,638
PEN	795,000	5.400		08/12/34	238,834
	$846,000	5.625		11/18/50	1,291,472

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Peru – (continued)
PEN	7,325,000	6.150%		08/12/32	$ 2,414,145
	3,559,000	6.900		08/12/37	1,186,235
	2,000,000	6.950		08/12/31	704,542
Republic of Philippines
	$965,000	1.648		06/10/31	958,969
	740,000	2.457		05/05/30	788,181
	610,000	2.650		12/10/45	603,138
	400,000	2.950		05/05/45	413,750
	483,000	3.750		01/14/29	559,073
Republic of Poland
PLN	7,500,000	2.500		04/25/24	2,167,662
	2,078,000	2.500		07/25/27	620,558
	5,325,000	3.250		07/25/25	1,608,900
	$1,392,000	5.000		03/23/22	1,467,690
Republic of Qatar
	697,000	3.400		04/16/25	764,958
	2,191,000	3.750	(a)	04/16/30	2,542,929
	284,000	4.000		03/14/29	332,990
Republic of Romania
	710,000	3.000	(a)	02/14/31	753,488
RON	10,860,000	3.250		04/29/24	2,801,803
	750,000	3.650		07/28/25	198,772
	7,725,000	3.650		09/24/31	2,041,003
	$784,000	4.000	(a)	02/14/51	834,715
RON	2,625,000	4.250		06/28/23	686,931
	870,000	4.750		02/24/25	237,505
	2,750,000	5.000		02/12/29	801,833
	3,430,000	5.850		04/26/23	924,371

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Senegal
	$497,000	6.250%		07/30/24	$ 549,496
Republic of South Africa
	798,000	4.850		09/30/29	825,431
	1,943,000	5.750		09/30/49	1,864,066
ZAR	46,247,498	6.250		03/31/36	2,106,104
	96,880,000	8.000		01/31/30	6,112,692
	41,550,000	8.250		03/31/32	2,484,221
	70,725,000	8.500		01/31/37	3,894,859
	12,869,854	8.750		01/31/44	698,644
	13,495,150	8.875		02/28/35	789,768
Republic of Sri Lanka
	$733,000	5.750		04/18/23	480,344
	565,000	6.350	(a)	06/28/24	358,245
	1,085,000	6.750		04/18/28	651,678
Republic of Turkey
	824,000	4.875		04/16/43	696,280
	1,590,000	5.125		03/25/22	1,623,787
	1,230,000	5.950		01/15/31	1,260,750
Republic of Uruguay(c)
	2,522,412	4.375		01/23/31	3,039,506
Republic of Uzbekistan(a)
	242,000	3.700		11/25/30	250,228
Republic of Venezuela(e)
	85,000	6.000		12/09/20	7,863
	190,000	7.000		03/31/38	17,575
	199,000	7.650		04/21/25	18,408
	110,000	7.750		10/13/19	10,175
	175,000	8.250		10/13/24	16,188
	203,000	9.000		05/07/23	18,778
	165,000	9.250		09/15/27	15,263
	145,000	9.250		05/07/28	13,413
	152,000	9.375		01/13/34	14,060

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Venezuela(e) – (continued)
	$205,000	11.750%		10/21/26	$ 18,963
	205,000	11.950		08/05/31	18,963
	140,000	12.750		08/23/22	12,950
Republic of Zambia(e)
	675,000	5.375		09/20/22	343,617
Russian Federation Bond
	2,600,000	4.375		03/21/29	2,996,500
	1,000,000	5.100		03/28/35	1,245,625
RUB	217,321,000	6.500		02/28/24	2,979,951
	116,000,000	6.900		05/23/29	1,611,416
	120,700,000	7.050		01/19/28	1,695,733
	185,850,000	7.100		10/16/24	2,601,384
	20,800,000	7.400		12/07/22	288,792
	38,500,000	7.700		03/23/33	558,952
	134,400,000	8.150		02/03/27	1,986,414
	79,200,000	8.500		09/17/31	1,224,659
Saudi Government International Bond
	$454,000	3.250	(a)	10/22/30	493,725
	1,372,000	3.250		10/22/30	1,492,050
Serbia Treasury Bonds
RSD	122,880,000	4.500		08/20/32	1,386,626
State of Israel(g)
	2,475,000	4.500		04/03/20	3,192,750
Thailand Government Bond
THB	38,600,000	1.585		12/17/35	1,294,558
	155,012,000	3.300		06/17/38	6,329,939
Ukraine Government Bond
	$200,000	7.253		03/15/33	212,688
	496,000	7.375		09/25/32	531,495
	769,000	7.750		09/01/21	791,830
	918,000	7.750		09/01/22	972,506
	113,000	7.750		09/01/26	126,772

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Ukraine Government Bond – (continued)
	$100,000	7.750%		09/01/27	$ 111,781
	372,000	8.994		02/01/24	418,500
United Mexican States
	1,564,000	2.659	(c)	05/24/31	1,555,691
	250,000	3.750	(c)	04/19/71	234,297
	1,065,000	3.771	(c)	05/24/61	1,024,730
MXN	66,496,300	5.750		03/05/26	3,405,060
	55,550,000	7.500		06/03/27	3,096,047
	49,756,400	7.750		05/29/31	2,835,343
	15,000,000	7.750		11/23/34	852,023
	21,470,000	8.000		09/05/24	1,173,052
	53,740,300	8.500		05/31/29	3,196,721
	53,700,000	10.000		12/05/24	3,137,838
Uruguay Monetary Regulation Bills(b)
UYU	43,247,000	0.000		05/07/21	1,006,780
	11,329,000	0.000		05/28/21	262,719

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $269,542,263)					$ 278,659,336

Corporate Obligations – 39.1%
Advertising(c) – 0.4%
Summer BC Holdco B S.a.r.l.
	$727,000	5.750%		10/31/26	$ 919,146
Terrier Media Buyer, Inc.(a)
	3,448,000	8.875		12/15/27	3,706,600

					4,625,746

Aerospace & Defense – 0.6%
Embraer Netherlands Finance B.V.(a)
	780,000	6.950		01/17/28	873,795
F-Brasile SpA/F-Brasile US LLC(a)(c)
	611,000	7.375		08/15/26	612,528
TransDigm, Inc.(c)
	523,000	4.625	(a)	01/15/29	519,078
	914,000	5.500		11/15/27	942,562

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
TransDigm, Inc.(c) – (continued)
$750,000	6.250	%(a)	03/15/26	$ 791,250
Triumph Group, Inc.(c)
399,663	6.250	(a)	09/15/24	393,668
915,000	7.750		08/15/25	857,812
780,000	8.875	(a)	06/01/24	856,050

				5,846,743

Agriculture(a)(c) – 0.8%
Amaggi Luxembourg International Sarl
1,510,000	5.250		01/28/28	1,526,610
Vector Group Ltd.
1,825,000	6.125		02/01/25	1,852,941
1,150,000	10.500		11/01/26	1,230,500
Vector Group, Ltd.
3,498,000	5.750		02/01/29	3,611,685

				8,221,736

Airlines – 0.4%
Air Canada(a)
140,000	4.000		07/01/25	193,452
Delta Air Lines, Inc.
1,625,000	7.000	(a)	05/01/25	1,885,000
750,000	7.375	(c)	01/15/26	861,563
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd.(a)(c)
790,000	8.000		09/20/25	896,650

				3,836,665

Automotive – 0.9%
Adient US LLC(a)(c)
760,000	7.000		05/15/26	824,600
Dealer Tire LLC/DT Issuer LLC(a)(c)
1,248,000	8.000		02/01/28	1,322,880
Ford Motor Co.
650,000	8.500		04/21/23	728,019
1,470,000	9.000	(c)	04/22/25	1,791,421
225,000	9.625	(c)	04/22/30	318,648
Ford Motor Credit Co. LLC
50,000	3.810	(c)	01/09/24	51,689
100,000	4.063	(c)	11/01/24	103,859

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Ford Motor Credit Co. LLC – (continued)
	$824,000	4.125	%(c)	08/17/27	$ 867,238
	140,000	4.140	(c)	02/15/23	143,680
	435,000	5.584	(c)	03/18/24	469,257
	50,000	5.596		01/07/22	51,623
General Motors Financial Co., Inc.(c)(h) (5 year CMT + 4.997%)
	775,000	5.700		09/30/49	859,293
IHO Verwaltungs GmbH(a)(c)(i)
(PIK 6.750%, Cash 6.000%)
	685,000	6.000		05/15/27	722,675
(PIK 7.125%, Cash 6.375%)
	535,000	6.375		05/15/29	591,175
Tenneco, Inc.(a)(c)
	510,000	7.875		01/15/29	573,750

					9,419,807

Banks – 2.9%
Banca Monte dei Paschi di Siena SpA(c)(h) (5 Year EUR Swap + 5.005%)
EUR	1,569,000	5.375		01/18/28	1,647,011
Banco Continental SAECA(a)(c)
	$330,000	2.750		12/10/25	322,575
Banco Industrial SA/Guatemala(a)(c)(h) (5 Year CMT + 4.442%)
	380,000	4.875		01/29/31	388,550
Banco Santander SA(c)(h) (-1x 5 Year EUR Swap + 4.534%)
EUR	800,000	4.375		01/14/49	967,199
Barclays PLC(c)(h)
(5 year CMT + 5.867%)
	$2,950,000	6.125		12/15/49	3,193,375
(5 year UK Government Bond + 6.016%)
GBP	460,000	6.375		12/15/49	679,651
(5 Year USD Swap + 4.842%)
	$2,255,000	7.750		09/15/49	2,441,037
Commerzbank AG(c)(h)
(-1x 5 Year EUR Swap + 6.363%)
EUR	400,000	6.125		10/09/49	510,298
(5 year USD Swap + 5.228%)
	$1,000,000	7.000		04/09/49	1,062,500
Deutsche Bank AG(c)(h)
(5 Year CMT + 4.524%)
	1,200,000	6.000		10/30/49	1,165,500
(5 Year USD ICE Swap + 2.553%)
	712,000	4.875		12/01/32	763,620
Freedom Mortgage Corp.(a)(c)
	480,000	7.625		05/01/26	507,600
	1,855,000	8.125		11/15/24	1,924,562

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Freedom Mortgage Corp.(a)(c) – (continued)
	$1,565,000	8.250%		04/15/25	$ 1,629,556
Ibercaja Banco SA(c)(h ) (-1X 5 year EUR Swap + 2.882%)
EUR	800,000	2.750		07/23/30	943,617
Intesa Sanpaolo SpA
	$1,300,000	5.710	(a)	01/15/26	1,465,750
(5 Year EUR Swap + 7.192%)
EUR	582,000	7.750	(c)(h)	01/11/49	841,363
(5 Year USD Swap + 5.462%)
	$500,000	7.700	(a)(c)(h)	09/17/49	561,875
Lloyds Banking Group PLC(c)(h) (5 Year USD Swap + 4.496%)
	1,790,000	7.500		09/27/49	2,036,125
Novo Banco SA/Luxembourg
EUR	95,000	3.500		01/02/43	101,304
	1,015,000	3.500		01/23/43	1,081,910
UniCredit SpA
	$1,000,000	6.572	(a)	01/14/22	1,052,060
(5 Year USD ICE Swap + 3.703%)
	3,700,000	5.861	(a)(c)(h)	06/19/32	4,116,250
(5 Year USD Swap + 5.180%)
	1,270,000	8.000	(c)(h)	06/03/49	1,366,838

					30,770,126

Building Materials – 0.7%
CEMEX Materials LLC(a)
	1,290,000	7.700		07/21/25	1,483,500
Cemex SAB de CV(a)(c)
	3,075,000	5.200		09/17/30	3,344,062
Griffon Corp.(c)
	809,000	5.750		03/01/28	855,518
SRM Escrow Issuer LLC(a)(c)
	1,650,000	6.000		11/01/28	1,736,625

					7,419,705

Chemicals(a)(c) – 1.3%
Atotech Alpha 3 B.V./Alpha US Bidco, Inc.
	1,645,000	6.250		02/01/25	1,669,675
Cornerstone Chemical Co.
	3,595,000	6.750		08/15/24	3,248,981
Hexion, Inc.
	480,000	7.875		07/15/27	511,200

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a)(c) – (continued)
Innophos Holdings, Inc.
	$965,000	9.375%		02/15/28	$ 1,061,500
Neon Holdings, Inc.
	850,000	10.125		04/01/26	931,813
Nouryon Holding B.V.
	1,650,000	8.000		10/01/26	1,744,875
Rain CII Carbon LLC/CII Carbon Corp.
	3,260,000	7.250		04/01/25	3,357,800
Rayonier AM Products, Inc.
	1,010,000	7.625		01/15/26	1,063,025

					13,588,869

Commercial Services – 0.8%
AA Bond Co. Ltd.(c)
GBP	680,000	4.875		07/31/24	995,384
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(c)
	$439,000	5.250		03/15/25	439,000
Avis Budget Finance Plc(c)
EUR	747,000	4.750		01/30/26	883,904
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(a)(c)
	$1,460,000	7.125		07/31/26	1,524,787
Movida Europe SA
	2,651,000	5.250		02/08/31	2,644,372
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(c)
	965,000	6.250		01/15/28	1,024,106
Team Health Holdings, Inc.(a)(c)
	650,000	6.375		02/01/25	584,188

					8,095,741

Computers(c) – 0.4%
Banff Merger Sub, Inc.
EUR	1,150,000	8.375		09/01/26	1,466,561
	$375,000	9.750	(a)	09/01/26	398,438
Flexential Intermediate Corp.(a)
	1,300,000	11.250		08/01/24	1,399,125
Unisys Corp.(a)
	550,000	6.875		11/01/27	605,000

					3,869,124

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Wholesale(c) – 0.3%
Avient Corp.(a)
	$705,000	5.750%		05/15/25	$ 746,419
G-III Apparel Group Ltd.(a)
	1,166,000	7.875		08/15/25	1,275,312
Parts Europe SA
EUR	520,000	6.500		07/16/25	655,941

					2,677,672

Diversified Financial Services – 1.1%
AG Issuer LLC(a)(c)
	$1,000,000	6.250		03/01/28	1,041,250
Avation Capital SA(a)(c)
	1,172,000	6.500		05/15/21	867,280
FS Energy & Power Fund(a)(c)
	640,000	7.500		08/15/23	640,000
Genworth Mortgage Holdings, Inc.(a)(c)
	80,000	6.500		08/15/25	85,400
Global Aircraft Leasing Co. Ltd.(a)(c)(i) (PIK 7.250%, Cash 6.500%)
	2,323,272	6.500		09/15/24	2,090,945
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(c)
	585,000	4.750		09/15/24	617,906
	815,000	5.250		05/15/27	859,825
Nationstar Mortgage Holdings, Inc.(a)(c)
	1,113,000	6.000		01/15/27	1,176,997
OneMain Finance Corp.
	1,790,000	7.125		03/15/26	2,103,250
OneMain Finance Corp.
	400,000	5.375	(c)	11/15/29	440,000
	190,000	6.875		03/15/25	217,313
PRA Group, Inc.(a)(c)
	540,000	7.375		09/01/25	575,100
Voyager Aviation Holdings LLC/Voyager Finance Co.(a)(c)
	1,441,000	9.000		08/15/21	864,600

					11,579,866

Electrical – 1.0%
Drax Finco PLC(a)(c)
	742,000	6.625		11/01/25	771,680
Eskom Holdings SOC Ltd.
	542,000	6.750		08/06/23	566,390

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
NRG Energy, Inc.(c)
	$685,000	7.250%		05/15/26	$ 718,394
Pacific Gas & Electric Co.
	1,226,635	3.150		01/01/26	1,311,813
	2,033,437	4.500	(c)	07/01/40	2,230,721
PG&E Corp.(c)
	824,000	5.000		07/01/28	881,680
Talen Energy Supply LLC(a)(c)
	1,430,000	6.625		01/15/28	1,497,925
	1,321,000	7.250		05/15/27	1,393,655
	578,000	10.500		01/15/26	531,760
Vistra Operations Co. LLC(a)(c)
	480,000	5.500		09/01/26	499,800

					10,403,818

Engineering & Construction – 0.5%
Abertis Infraestructuras Finance BV(c)(h) (-1X 5 year EUR Swap + 3.694%)
EUR	700,000	3.248		11/24/49	869,660
Bioceanico Sovereign Certificate Ltd.(b)
	$1,294,060	0.000		06/05/34	999,257
New Enterprise Stone & Lime Co., Inc.(a)(c)
	1,370,000	6.250		03/15/26	1,409,387
PowerTeam Services LLC(a)(c)
	548,000	9.033		12/04/25	606,910
Tutor Perini Corp.(a)(c)
	1,610,000	6.875		05/01/25	1,634,150

					5,519,364

Entertainment(c) – 1.3%
AMC Entertainment Holdings, Inc.
	130,000	5.750		06/15/25	65,000
	235,000	6.125		05/15/27	117,500
Bally’s Corp.(a)
	765,000	6.750		06/01/27	811,856
Banijay Entertainment SASU(a)
	1,137,000	5.375		03/01/25	1,158,319
Banijay Group SAS
	1,204,000	6.500		03/01/26	1,431,628
Caesars Entertainment, Inc.(a)
	1,700,000	6.250		07/01/25	1,795,625

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(c) – (continued)
Caesars Entertainment, Inc.(a) – (continued)
	$500,000	8.125%		07/01/27	$ 547,500
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
	1,342,000	5.250		10/15/25	1,342,000
Cirsa Finance International S.a.r.l.
EUR	860,000	4.750		05/22/25	994,413
	$1,159,000	7.875	(a)	12/20/23	1,148,859
International Game Technology PLC(a)
	840,000	6.250		01/15/27	959,700
Scientific Games International, Inc.(a)
	639,000	7.000		05/15/28	677,340
	1,184,000	8.250		03/15/26	1,252,080
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
	1,580,000	7.750		04/15/25	1,694,550

					13,996,370

Environmental(a)(c) – 0.2%
GFL Environmental, Inc.
	300,000	8.500		05/01/27	330,750
Tervita Corp.
	1,200,000	11.000		12/01/25	1,314,000

					1,644,750

Food & Drug Retailing – 0.3%
New Albertsons LP
	645,000	8.700		05/01/30	815,119
Post Holdings, Inc.(a)(c)
	695,000	5.000		08/15/26	717,588
Ulker Biskuvi Sanayi AS(a)
	1,612,000	6.950		10/30/25	1,750,027

					3,282,734

Food Service(a)(c) – 0.1%
Aramark Services, Inc.
	750,000	6.375		05/01/25	797,813

Forest Products & Paper(c) – 0.5%
Resolute Forest Products, Inc.
	1,350,000	4.875	(a)	03/01/26	1,342,251
	1,891,000	5.875		05/15/23	1,894,782

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Forest Products & Paper(c) – (continued)
Schweitzer-Mauduit International, Inc.(a)
$1,900,000	6.875%		10/01/26	$ 2,016,375

				5,253,408

Gaming(c) – 0.4%
Inn of the Mountain Gods Resort & Casino(i)
978,035	9.250		11/30/23	968,255
Station Casinos LLC(a)
930,000	5.000		10/01/25	939,300
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)
2,304,000	5.875		05/15/25	2,257,920
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)
60,000	4.250		05/30/23	60,450
325,000	5.250		05/15/27	329,875
140,000	5.500		03/01/25	144,550

				4,700,350

Healthcare Providers & Services(c) – 0.8%
Akumin, Inc.(a)
1,838,000	7.000		11/01/25	1,948,280
Centene Corp.
545,000	4.625		12/15/29	604,312
Charles River Laboratories International, Inc.(a)
$555,000	5.500		04/01/26	579,975
CHS/Community Health Systems, Inc.(a)
796,000	8.000		03/15/26	852,715
Lifepoint Health, Inc.(a)
862,000	5.375		01/15/29	867,388
ModivCare, Inc.(a)
560,000	5.875		11/15/25	593,600
Prime Healthcare Services, Inc.(a)
806,000	7.250		11/01/25	862,420
Tenet Healthcare Corp.
1,100,000	6.125	(a)	10/01/28	1,155,000
655,000	7.000		08/01/25	677,925

				8,141,615

Home Builders(a)(c) – 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
1,600,000	6.625		01/15/28	1,700,000

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders(a)(c) – (continued)
Empire Communities Corp.
	$430,000	7.000%		12/15/25	$ 454,725
Mattamy Group Corp.
	605,000	4.625		03/01/30	627,688

					2,782,413

Household Products(a)(c) – 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
	560,000	7.000		12/31/27	574,000

Housewares(a)(c) – 0.1%
American Greetings Corp.
	1,410,000	8.750		04/15/25	1,448,775

Insurance – 0.4%
Highlands Holdings Bond Issuer, Ltd./Highlands Holdings Bond Co-Issuer, Inc.(a)(c)(i)(PIK 8.375%, Cash 7.625%)
	1,000,000	7.625		10/15/25	1,077,500
MGIC Investment Corp.
	740,000	5.250	(c)	08/15/28	789,025
	1,500,000	9.000	(a)	04/01/63	1,976,250
NMI Holdings, Inc.(a)(c)
	340,000	7.375		06/01/25	382,500

					4,225,275

Internet – 0.6%
Arches Buyer, Inc.(a)(c)
	1,078,000	6.125		12/01/28	1,104,950
Cablevision Lightpath LLC(a)(c)
	795,000	5.625		09/15/28	814,875
Getty Images, Inc.(a)(c)
	845,000	9.750		03/01/27	902,037
Netflix, Inc.
EUR	1,224,000	3.875		11/15/29	1,815,660
Prosus NV(a)(c)
	$310,000	3.832		02/08/51	301,785
TripAdvisor, Inc.(a)(c)
	900,000	7.000		07/15/25	970,875

					5,910,182

Iron/Steel(a)(c) – 1.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
	4,890,000	8.750		07/15/26	5,281,200

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(a)(c) – (continued)
Cleveland-Cliffs, Inc.
	$776,000	6.750%		03/15/26	$ 839,050
Mineral Resources Ltd.
	3,770,000	8.125		05/01/27	4,179,987

					10,300,237

Leisure Time(a) – 0.7%
Carnival Corp.(c)
	1,000,000	9.875		08/01/27	1,142,500
	550,000	10.500		02/01/26	638,000
	550,000	11.500		04/01/23	624,250
Life Time, Inc.(c)
	610,000	5.750		01/15/26	615,338
	1,000,000	8.000		04/15/26	1,001,250
NCL Corp., Ltd. Class C(c)
	760,000	12.250		05/15/24	885,400
Pinnacle Bidco PLC(c)
EUR	730,000	5.500		02/15/25	872,133
Royal Caribbean Cruises Ltd.
	$130,000	4.250		06/15/23	156,893
	980,000	9.125	(c)	06/15/23	1,062,075

					6,997,839

Lodging(a)(c) – 0.2%
Diamond Resorts International, Inc.
	350,000	7.750		09/01/23	356,125
	1,235,000	10.750		09/01/24	1,272,050
Wyndham Destinations, Inc.
	599,000	6.625		07/31/26	668,634

					2,296,809

Machinery-Diversified(a)(c) – 0.1%
GrafTech Finance, Inc.
	1,416,000	4.625		12/15/28	1,439,010

Media – 4.2%
Altice Financing SA(a)(c)
	2,805,000	7.500		05/15/26	2,941,744
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(c)
	150,000	5.375		06/01/29	163,125

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Cengage Learning, Inc.(a)(c)
$1,040,000	9.500%		06/15/24	$ 1,019,200
CSC Holdings LLC(a)(c)
150,000	6.500		02/01/29	166,875
1,695,000	7.500		04/01/28	1,881,450
Cumulus Media New Holdings, Inc.(a)(c)
664,000	6.750		07/01/26	673,960
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(c)
1,640,000	5.375		08/15/26	1,324,300
2,020,000	6.625		08/15/27	1,282,700
DISH DBS Corp.
615,000	5.000		03/15/23	633,450
180,000	5.875		11/15/24	186,300
555,000	7.375	(c)	07/01/28	577,894
275,000	7.750		07/01/26	300,438
Entercom Media Corp.(a)(c)
1,310,000	7.250		11/01/24	1,323,100
Gray Television, Inc.(a)(c)
575,000	4.750		10/15/30	573,562
1,186,000	7.000		05/15/27	1,292,740
Houghton Mifflin Harcourt Publishers, Inc.(a)(c)
1,810,000	9.000		02/15/25	1,905,025
iHeartCommunications, Inc.(c)
137,309	8.375		05/01/27	146,577
LCPR Senior Secured Financing DAC(a)(c)
1,809,000	6.750		10/15/27	1,944,800
Liberty Interactive LLC
311,485	3.750	(c)	02/15/30	240,233
3,975,219	4.000	(c)	11/15/29	3,080,795
375,000	8.250		02/01/30	433,125
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.(a)(c)
1,215,000	8.000		11/30/24	1,213,032
Nexstar Broadcasting, Inc.(a)(c)
1,150,000	5.625		07/15/27	1,220,437
Radiate Holdco LLC/Radiate Finance, Inc.(a)(c)
1,645,000	6.500		09/15/28	1,719,025
Salem Media Group, Inc.(a)(c)
1,810,000	6.750		06/01/24	1,773,800

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Sinclair Television Group, Inc.(a)(c)
	$1,000,000	5.500%		03/01/30	$ 1,027,500
	986,000	5.875		03/15/26	1,010,650
Sirius XM Radio, Inc.(a)(c)
	475,000	5.500		07/01/29	516,563
TEGNA, Inc.(c)
	1,549,000	4.625	(a)	03/15/28	1,568,362
	525,000	5.000		09/15/29	544,688
Telenet Finance Luxembourg Notes S.a.r.l.(a)(c)
	1,400,000	5.500		03/01/28	1,482,250
Univision Communications, Inc.(a)(c)
	1,613,000	6.625		06/01/27	1,697,682
UPC Holding B.V.(c)
EUR	770,000	3.875		06/15/29	954,383
Urban One, Inc.(a)(c)
	$1,835,000	7.375		02/01/28	1,862,525
	2,665,000	8.750		12/15/22	2,667,665
VTR Finance NV(a)(c)
	1,000,000	6.375		07/15/28	1,085,025
Ziggo B.V.(a)(c)
	1,942,000	5.500		01/15/27	2,017,252

					44,452,232

Metal Fabricate/Hardware(a)(c) – 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
	725,000	7.375		12/15/23	737,688

Mining(c) – 1.6%
Eldorado Gold Corp.(a)
	2,669,000	9.500		06/01/24	2,969,262
First Quantum Minerals Ltd.(a)
	1,560,000	6.500		03/01/24	1,592,822
	735,000	7.250		04/01/23	749,740
	2,915,000	7.500		04/01/25	3,018,920
Freeport-McMoRan, Inc.
	247,000	3.875		03/15/23	257,498
	190,000	5.250		09/01/29	212,088
	2,100,000	5.450		03/15/43	2,619,750
Hecla Mining Co.
	1,476,000	7.250		02/15/28	1,594,080

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(c) – (continued)
Hudbay Minerals, Inc.(a)
	$725,000	6.125%		04/01/29	$ 768,500
KME SE
EUR	564,000	6.750		02/01/23	609,585
Mountain Province Diamonds, Inc.(a)
	$2,440,000	8.000		12/15/22	2,177,700
New Gold, Inc.(a)
	590,000	6.375		05/15/25	610,650
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)(e)
	1,260,000	7.125		11/01/22	10,080

					17,190,675

Miscellaneous Manufacturing(a)(c) – 0.5%
Bombardier, Inc.
	295,000	6.000		10/15/22	292,050
	410,000	7.500		12/01/24	394,625
	340,000	7.500		03/15/25	318,750
	1,491,000	7.875		04/15/27	1,394,085
LSB Industries, Inc.
	3,055,000	9.625		05/01/23	3,158,106

					5,557,616

Oil Field Services – 3.9%
Antero Resources Corp.(a)(c)
	1,005,000	8.375		07/15/26	1,060,275
Apache Corp.(c)
	1,200,000	4.875		11/15/27	1,228,500
Chesapeake Energy Corp.(c)(e)
	195,000	7.000		10/01/24	10,969
	935,000	7.500		10/01/26	52,594
	195,000	11.500	(a)	01/01/25	57,769
CITGO Petroleum Corp.(a)(c)
	656,000	7.000		06/15/25	664,200
CNX Resources Corp.(a)
	535,000	2.250		05/01/26	666,181
	415,000	7.250	(c)	03/14/27	444,050
CVR Energy, Inc.(a)(c)
	545,000	5.750		02/15/28	531,375
Endeavor Energy Resources LP/EER Finance, Inc.(a)(c)
	1,682,000	5.500		01/30/26	1,740,870

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
EQT Corp.(c)
$660,000	7.875%		02/01/25	$ 777,975
800,000	8.750		02/01/30	1,020,000
Gazprom PJSC via Gaz Finance PLC(a)(c)(h) (5 Year CMT + 4.599%)
1,300,000	4.599		10/26/49	1,335,750
KazMunayGas National Co. JSC(a)(c)
1,123,000	3.500		04/14/33	1,210,313
MEG Energy Corp.(a)(c)
3,177,000	7.125		02/01/27	3,280,252
Noble Holding International Ltd.(c)(e)
895,000	7.750		01/15/24	22,375
670,000	8.950		04/01/45	15,075
Occidental Petroleum Corp.(c)
410,000	2.700		02/15/23	404,875
450,000	4.400		04/15/46	393,750
650,000	4.500		07/15/44	563,875
505,000	4.625		06/15/45	440,613
1,225,000	5.550		03/15/26	1,277,062
813,000	6.375		09/01/28	880,073
840,000	8.500		07/15/27	987,000
Petrobras Global Finance B.V.
1,333,000	5.600	(c)	01/03/31	1,480,963
695,000	6.900		03/19/49	832,784
Petroleos de Venezuela SA(e)
700,000	6.000		11/15/26	24,500
Petroleos Mexicanos
1,262,000	5.950	(c)	01/28/31	1,195,745
1,400,000	6.500		03/13/27	1,449,000
633,000	6.840	(c)	01/23/30	633,791
1,893,000	6.875	(a)(c)	10/16/25	2,059,111
1,084,000	6.950	(c)	01/28/60	942,972
1,233,000	7.690	(c)	01/23/50	1,163,644
Petronas Capital Ltd.(c)
1,243,000	3.500	(a)	04/21/30	1,400,612
200,000	3.500		04/21/30	225,360
400,000	4.550		04/21/50	515,200

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Saudi Arabian Oil Co(a)(c)
	$2,490,000	3.500%		11/24/70	$ 2,409,075
Shelf Drilling Holdings Ltd.(a)(c)
	1,715,000	8.250		02/15/25	947,537
Southwestern Energy Co.(c)
	1,055,000	7.500		04/01/26	1,099,837
	70,000	7.750		10/01/27	74,025
Tengizchevroil Finance Co. International Ltd.(a)(c)
	954,000	2.625		08/15/25	985,005
Transocean Pontus Ltd.(a)(c)
	1,799,460	6.125		08/01/25	1,700,490
Transocean, Inc.
	480,000	7.500		04/15/31	194,400
	530,000	11.500	(a)(c)	01/30/27	410,750
USA Compression Partners LP/USA Compression Finance Corp.(c)
	1,295,000	6.875		04/01/26	1,350,037
Valaris PLC(c)(e)
	350,000	5.850		01/15/44	29,750
	591,000	7.375		06/15/25	50,235
Viper Energy Partners LP(a)(c)
	666,000	5.375		11/01/27	694,305

					40,934,899

Packaging(c) – 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
	565,000	4.125		08/15/26	582,656
	895,000	5.250		08/15/27	929,681
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC(a)
	1,184,000	6.000		09/15/28	1,228,400
Intertape Polymer Group, Inc.(a)
	735,000	7.000		10/15/26	776,344
Trivium Packaging Finance BV
EUR	518,000	3.750		08/15/26	641,650

					4,158,731

Pharmaceuticals – 1.2%
AdaptHealth LLC(a)(c)
	$880,000	4.625		08/01/29	898,700
Bausch Health Americas, Inc.(a)(c)
	973,000	8.500		01/31/27	1,080,030

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Bausch Health Cos., Inc.(a)(c)
	$487,000	5.000%		01/30/28	$ 501,001
	1,500,000	5.250		01/30/30	1,548,750
	1,320,000	6.250		02/15/29	1,422,300
Cheplapharm Arzneimittel GmbH(a)(c)
	882,000	5.500		01/15/28	905,152
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(c)
	946,000	6.000		06/30/28	804,100
	738,000	9.500		07/31/27	843,165
Nidda Healthcare Holding GmbH(a)(c)
EUR	665,000	3.500		09/30/24	808,213
Par Pharmaceutical, Inc.(a)(c)
	$1,474,000	7.500		04/01/27	1,588,235
Teva Pharmaceutical Finance Co. B.V.
	1,800,000	2.950		12/18/22	1,800,000
Teva Pharmaceutical Finance Netherlands III B.V.
	897,000	3.150		10/01/26	855,514

					13,055,160

Pipelines – 2.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(c)
	265,000	5.750		03/01/27	263,675
Cheniere Energy Partners LP(c)
	455,000	4.500		10/01/29	489,125
	440,000	5.625		10/01/26	458,700
CNX Midstream Partners LP/CNX Midstream Finance Corp.(a)(c)
	1,755,000	6.500		03/15/26	1,794,487
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
	1,360,000	5.750		04/01/25	1,343,000
DCP Midstream Operating LP
	970,000	5.625	(c)	07/15/27	1,054,875
	425,000	8.125		08/16/30	561,000
Energy Transfer Operating LP(c)
	295,000	5.250		04/15/29	340,654
EnLink Midstream LLC(c)
	1,665,000	5.375		06/01/29	1,602,562
	765,000	5.625	(a)	01/15/28	763,088
EnLink Midstream Partners LP(c)
	165,000	4.850		07/15/26	159,638

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Galaxy Pipeline Assets Bidco Ltd.(a)
	$2,700,000	2.625%		03/31/36	$ 2,716,443
	547,000	3.250		09/30/40	559,308
Global Partners LP/GLP Finance Corp.(c)
	533,000	6.875	(a)	01/15/29	568,978
	942,000	7.000		08/01/27	993,810
KazTransGas JSC
	540,000	4.375		09/26/27	616,781
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(c)
	1,095,000	7.500		02/01/26	1,105,950
NGL Energy Partners LP/NGL Energy Finance Corp.(c)
	580,000	6.125		03/01/25	459,650
	350,000	7.500		11/01/23	322,000
	155,000	7.500		04/15/26	119,350
NuStar Logistics LP(c)
	801,000	6.375		10/01/30	880,099
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(c)
	967,000	6.000		03/01/27	974,252
	2,260,000	6.000		12/31/30	2,265,650
	680,000	7.500		10/01/25	722,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
	1,250,000	5.375		02/01/27	1,290,625
Western Midstream Operating LP(c)
	128,000	5.500		08/15/48	127,360

					22,553,560

Real Estate – 1.5%
China Evergrande Group
	1,890,000	8.250	(c)	03/23/22	1,803,178
	2,000,000	9.500		04/11/22	1,912,500
Haya Real Estate SA(c)
EUR	464,000	5.250		11/15/22	505,292
Kaisa Group Holdings Ltd.(c)
	$650,000	9.375		06/30/24	617,175
	1,000,000	11.950	(a)	10/22/22	1,051,250
	720,000	11.950		10/22/22	756,900
Saracen Development LLC(a)(c)(i) (PIK 3.000%, Cash 11.000%)
	1,509,316	11.000		10/15/25	1,734,355

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – (continued)
Sunac China Holdings Ltd.(c)
$457,000	7.875%	02/15/22	$ 466,140
1,620,000	8.350	04/19/23	1,693,912
WeWork Cos., Inc.(a)
1,440,000	7.875	05/01/25	1,281,600
Yuzhou Group Holdings Co, Ltd.(c)
739,000	7.375	01/13/26	775,950
Yuzhou Group Holdings Co. Ltd.(c)
880,000	7.700	02/20/25	931,700
Zhenro Properties Group, Ltd.(c)
1,697,000	7.350	02/05/25	1,734,122

			15,264,074

Real Estate Investment Trust(c) – 0.8%
Diversified Healthcare Trust
1,000,000	9.750	06/15/25	1,134,804
Iron Mountain, Inc.(a)
720,000	4.875	09/15/29	747,000
1,075,000	5.625	07/15/32	1,163,687
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
1,430,000	5.250	03/15/22	1,437,150
130,000	5.250	10/01/25	129,675
New Residential Investment Corp.(a)
3,770,000	6.250	10/15/25	3,760,575
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(a)
180,000	7.125	12/15/24	184,275
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
125,000	6.000	04/15/23	127,500

			8,684,666

Retailing – 1.0%
BCPE Ulysses Intermediate, Inc.(a)(c)(i) (PIK 8.500%, Cash 7.750%)
466,667	7.750	04/01/27	464,334
Carvana Co.(a)(c)
1,278,000	5.875	10/01/28	1,327,522
Guitar Center, Inc.(a)(c)
360,000	8.500	01/15/26	378,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)(c)
820,000	4.750	06/01/27	858,950
215,000	5.250	06/01/26	222,525

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
LBM Acquisition LLC(a)(c)
	$1,456,000	6.250%		01/15/29	$ 1,474,200
Mariposa Borrower, Inc.(j)
	605,000	8.000		10/15/21	201,467
Park River Holdings, Inc.(a)(c)
	657,000	5.625		02/01/29	652,073
Petsmart, Inc.
	370,000	7.750		02/15/29	370,000
Petsmart, Inc.
	250,000	4.750		02/15/28	250,000
Rite Aid Corp.
	125,000	6.875	(a)	12/15/28	115,313
	230,000	7.700		02/15/27	233,450
	836,000	8.000	(a)(c)	11/15/26	898,700
Sizzling Platter LLC / Sizzling Platter Finance Corp.(a)(c)
	829,000	8.500		11/28/25	863,196
Stonegate Pub Co Financing 2019 PLC(c)
GBP	840,000	8.250		07/31/25	1,178,318
White Cap Parent LLC
	$650,000	8.250		03/15/26	657,313
Yum! Brands, Inc.
	615,000	6.875		11/15/37	790,275

					10,935,636

Semiconductors(a)(c) – 0.1%
Microchip Technology, Inc.
	655,000	4.250		09/01/25	684,475

Software(a)(c) – 0.1%
Castle US Holding Corp.
	560,000	9.500		02/15/28	571,900
Veritas US, Inc./Veritas Bermuda Ltd.
	880,000	7.500		09/01/25	904,200

					1,476,100

Sovereign – 0.2%
1MDB Global Investments Ltd.
	400,000	4.400		03/09/23	400,972
CBB International Sukuk Programme Co. SPC(a)
	415,000	3.950		09/16/27	421,225
Malaysia Sukuk Global Bhd
	806,000	3.179		04/27/26	902,468

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Sovereign – (continued)
The Third Pakistan International Sukuk Co. Ltd.
	$255,000	5.500%		10/13/21	$ 258,825

					1,983,490

Telecommunication Services – 1.9%
Altice France Holding SA(c)
	707,000	6.000	(a)	02/15/28	712,303
EUR	414,000	8.000		05/15/27	550,319
	$1,520,000	10.500	(a)	05/15/27	1,702,400
Altice France SA(a)(c)
	2,875,000	7.375		05/01/26	2,997,187
CommScope Technologies LLC(a)(c)
	820,000	6.000		06/15/25	836,400
CommScope, Inc.(a)(c)
	265,000	6.000		03/01/26	280,238
	2,675,000	8.250		03/01/27	2,875,625
Digicel Ltd.(a)(c)
	210,000	6.750		03/01/23	170,034
Frontier Communications Corp.(c)(e)
	915,000	6.875		01/15/25	452,925
	575,000	10.500		09/15/22	304,750
Intelsat Jackson Holdings SA(c)(e)(j)
	350,000	5.500		08/01/23	243,250
	135,000	9.750	(a)	07/15/25	97,875
Intelsat Luxembourg SA(c)(e)(j)
	255,000	8.125		06/01/23	17,850
Kenbourne Invest SA(a)(c)
	610,000	4.700		01/22/28	616,863
LogMeIn, Inc.(a)(c)
	794,000	5.500		09/01/27	833,700
T-Mobile USA, Inc.(c)
	440,000	4.750		02/01/28	469,700
Telecom Italia Capital SA
	376,000	6.000		09/30/34	448,850
Telecom Italia Finance SA
EUR	475,000	7.750		01/24/33	851,776
Telecom Italia SpA(a)
	$1,745,000	5.303		05/30/24	1,893,674

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Telesat Canada/Telesat LLC(a)(c)
$1,376,000	6.500%	10/15/27	$ 1,448,240
Total Play Telecomunicaciones SA de CV(a)(c)
846,000	7.500	11/12/25	833,331
Trilogy International Partners LLC/Trilogy International Finance, Inc.(a)(c)
620,000	8.875	05/01/22	596,750
Windstream Escrow LLC/Windstream Escrow Finance Corp.(a)(c)
838,000	7.750	08/15/28	848,475

			20,082,515

Transportation(a)(c) – 0.1%
Western Global Airlines LLC
610,000	10.375	08/15/25	681,675

Trucking & Leasing(a)(c) – 0.2%
Fortress Transportation & Infrastructure Investors LLC
370,000	6.500	10/01/25	382,488
376,000	6.750	03/15/22	376,000
1,000,000	9.750	08/01/27	1,127,500

			1,885,988

TOTAL CORPORATE OBLIGATIONS (Cost $393,071,213)			$ 409,985,742

Bank Loans(k) – 20.0%
Advertising(h) – 0.3%
Clear Channel Outdoor Holdings, Inc. (3M LIBOR + 3.500%)
$3,462,475	3.712%	08/21/26	$ 3,372,658

Aerospace & Defense(h) – 0.2%
Blackstone CQP Holdco LP (3M LIBOR + 3.500%)
492,500	3.736	09/30/24	492,062
TransDigm, Inc.
(1M LIBOR + 2.250%)
746,231	2.371	08/22/24	732,008
(1M LIBOR + 2.250%)
495,000	2.371	12/09/25	486,080

			1,710,150

Airlines(h) – 0.2%
Allegiant Travel Co. (3M LIBOR + 3.000%)
496,212	3.214	02/05/24	483,435
American Airlines, Inc.
(1M LIBOR + 2.000%)
414,299	2.121	04/28/23	383,686
(1M LIBOR + 2.000%)
188,580	2.127	12/15/23	174,836

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Airlines(h) – (continued)
Kestrel Bidco, Inc. (6M LIBOR + 3.000%)
$487,299	4.000%	12/11/26	$ 467,076
Mileage Plus Holdings LLC (3M LIBOR + 5.250%)
250,000	6.250	06/25/27	266,295
United Airlines, Inc. (1M LIBOR + 1.750%)
487,342	1.895	04/01/24	477,293

			2,252,621

Automotive – 0.2%
Adient US LLC(h) (1M LIBOR + 4.250%)
793,955	4.371	05/06/24	793,955
Truck Hero, Inc.(l)
1,250,000	4.500	01/31/28	1,250,625

			2,044,580

Automotive - Parts(h) – 0.2%
Clarios Global LP (1M LIBOR + 3.500%)
1,551,429	3.621	04/30/26	1,549,008
Gates Global LLC (1M LIBOR + 2.750%)
214,610	3.750	04/01/24	214,477
Navistar International Corp. (1M LIBOR + 3.500%)
485,000	3.630	11/06/24	483,909

			2,247,394

Banks(l) – 0.1%
Park River Holdings Inc
1,250,000	0.000	12/28/27	1,251,875

Building Materials(h) – 0.1%
Ingersoll-Rand Services Co. (1M LIBOR + 1.750%)
595,500	1.871	03/01/27	592,153
Quikrete Holdings, Inc. (1M LIBOR + 2.500%)
742,500	2.621	02/01/27	740,555

			1,332,708

Chemicals(h) – 0.1%
H.B. Fuller Co. (1M LIBOR + 2.000%)
290,268	2.130	10/20/24	289,946
PQ Corp. (3M LIBOR + 3.000%)
547,816	4.000	02/07/27	548,090

			838,036

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Commercial Services – 0.5%
Garda World Security Corp.(h) (1M LIBOR + 4.750%)
$171,766	4.990%	10/30/26	$ 171,909
Prime Security Services Borrower, LLC(l)
1,500,000	0.000	09/23/26	1,498,665
The Hertz Corp.(h) (1M LIBOR + 2.750%)
2,768,054	3.500	06/30/23	2,725,371
Wand NewCo 3, Inc.(h) (1M LIBOR + 3.000%)
495,000	3.121	02/05/26	489,897

			4,885,842

Computers(h) – 0.1%
NCR Corp. (3M LIBOR + 2.500%)
625,294	2.720	08/28/26	623,211

Consumer Cyclical Services(h) – 0.1%
Equinox Holdings, Inc. (3M LIBOR + 3.000%)
1,227,792	4.000	03/08/24	1,086,215

Consumer Discretionary – 0.2%
Boardriders, Inc.(l) (3M LIBOR + 6.500%)
453,553	7.500	04/23/24	394,591
CWGS Group LLC(h) (1M LIBOR + 2.750%)
1,032,124	3.500	11/08/23	1,030,194
Mattress Firm Inc(h) (3M LIBOR + 5.250%)
500,000	6.250	11/26/27	503,750

			1,928,535

Consumer Noncyclical(h) – 0.4%
Coty, Inc.
(1M LIBOR + 1.750%)
345,986	1.882	04/05/23	326,957
(1M LIBOR + 2.250%)
81,831	2.382	04/07/25	76,909
Jacobs Douwe Egberts International B.V. (1M LIBOR + 2.000%)
1,055,853	2.188	11/01/25	1,055,853
Lifescan Global Corp. (3M LIBOR + 6.000%)
2,800,804	6.238	10/01/24	2,687,036
NeuStar, Inc. (3M LIBOR + 8.000%)
223,680	9.000	08/08/25	200,985

			4,347,740

Consumer Products - Household & Leisure(h) – 0.1%
Revlon Consumer Products Corp. (3M LIBOR + 3.500%)
2,735,785	4.250	09/07/23	1,121,672

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Consumer Products - Non Durable(h) – 0.1%
Alphabet Holding Co., Inc. (1M LIBOR + 3.500%)
$738,588	3.621%	09/26/24	$ 736,283

Distribution & Wholesale – 0.1%
American Tire Distributors Holdings, Inc. (3M LIBOR + 7.500%)
848,731	8.500	09/02/24	818,601

Diversified Financial Services(h) – 0.0%
Gainwell Acquisition Corp. (3M LIBOR + 4.000%)
500,000	4.750	10/01/27	500,940

Electrical(h) – 0.1%
Vistra Operations Co. LLC (1M LIBOR + 1.750%)
989,044	1.871	12/31/25	989,716

Energy – 0.1%
Epic Y-Grade Services LP (3M LIBOR + 6.000%)
1,560,622	7.000	06/30/27	1,342,135
Peabody Energy Corp.(h) (1M LIBOR + 2.750%)
113,200	2.871	03/31/25	56,789

			1,398,924

Energy - Exploration & Production(h) – 0.1%
Fieldwood Energy LLC
2,970,133	0.000	04/11/22	738,821
425,300	0.000	04/11/23	85

			738,906

Entertainment – 0.6%
AMC Entertainment Holdings, Inc.(h)
1,490,101	5.250	04/22/26	1,234,921
Crown Finance US, Inc.(h) (3M LIBOR + 2.500%)
914,879	2.769	02/28/25	717,292
Delta 2 (LUX) S.a.r.l.(h) (1M LIBOR + 2.500%)
1,785,000	3.500	02/01/24	1,767,150
East Valley Tourist Development Authority (3M LIBOR + 8.000%)
731,223	8.250	03/07/22	701,973
The Stars Group Holdings B.V.(h) (3M LIBOR + 3.500%)
1,607,375	3.754	07/10/25	1,610,928

			6,032,264

Finance(h) – 0.0%
Clarke Holdings Corp. (3M LIBOR + 4.750%)
134,161	5.750	11/03/23	120,204

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Financial Services(h) – 0.0%
Delos Finance S.a.r.l. (3M LIBOR + 1.750%)
$130,000	2.004%	10/06/23	$ 129,711
Ditech Holding Corp. (12M LIBOR + 0.000%)
283,670	0.000	06/30/22	89,711

			219,422

Food & Beverage(h) – 0.4%
8th Avenue Food & Provisions, Inc. (1M LIBOR + 3.500%)
490,000	3.630	10/01/25	490,103
BellRing Brands LLC (1M LIBOR + 5.000%)
1,258,418	6.000	10/21/24	1,268,485
US Foods, Inc. (1M LIBOR + 1.750%)
2,004,261	1.871	06/27/23	1,983,757

			3,742,345

Food & Drug Retailing(h) – 0.0%
B&G Foods, Inc. (1M LIBOR + 2.500%)
412,917	2.621	10/10/26	413,210

Gaming(h) – 0.6%
Caesars Resort Collection LLC (1M LIBOR + 2.750%)
2,868,397	2.871	12/23/24	2,816,996
CityCenter Holdings LLC (1M LIBOR + 2.250%)
1,167,897	3.000	04/18/24	1,152,329
Mashantucket (Western) Pequot Tribe (3M LIBOR + 7.125%)
1,480,202	0.000	02/16/21	1,465,400
Scientific Games International, Inc. (1M LIBOR + 2.750%)
766,472	2.871	08/14/24	752,584

			6,187,309

Health Care(l) – 0.1%
MMM Holdings, Inc.
987,013	0.000	12/24/26	985,779

Health Care - Medical Products(h) – 0.3%
Carestream Dental Equiment, Inc (3M LIBOR + 3.250%)
338,625	4.250	09/01/24	332,699
Carestream Health, Inc. (3M LIBOR + 6.750%)
2,042,209	7.750	02/28/21	1,945,204
Viant Medical Holdings, Inc. (1M LIBOR + 3.750%)
733,198	3.871	07/02/25	714,319

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Health Care - Medical Products(h) – (continued)
Vyaire Medical, Inc. (3M LIBOR + 4.750%)
$585,840	5.750%	04/16/25	$ 508,216

			3,500,438

Health Care - Pharmaceuticals – 1.0%
Bausch Health Cos., Inc.(h)
(1M LIBOR + 2.750%)
2,091,176	2.871	11/27/25	2,086,931
(1M LIBOR + 3.000%)
3,568,494	3.121	06/02/25	3,569,065
Concordia International Corp. (1 week LIBOR + 5.500%)
1,230,040	6.500	09/06/24	1,226,965
Grifols Worldwide Operations USA, Inc.(h) (1 Week LIBOR + 2.000%)
1,980,000	2.092	11/15/27	1,975,050
Mallinckrodt International Finance S.A.(h)
(3M LIBOR + 5.000%)
210,451	5.750	02/24/25	197,666
(6M LIBOR + 4.750%)
1,686,711	5.500	09/24/24	1,586,352

			10,642,029

Health Care - Services(h) – 2.1%
AHP Health Partners, Inc. (1M LIBOR + 4.500%)
1,727,081	5.500	06/30/25	1,732,487
Air Methods Corp. (3M LIBOR + 3.500%)
621,789	4.500	04/22/24	599,175
ATI Holdings Acquisition, Inc. (6M LIBOR + 3.500%)
372,052	4.500	05/10/23	371,122
BW NHHC Holdco, Inc. (3M LIBOR + 5.000%)
248,724	5.220	05/15/25	226,650
Change Healthcare Holdings LLC (1M LIBOR + 2.500%)
1,630,106	3.500	03/01/24	1,630,106
DaVita, Inc. (1M LIBOR + 1.750%)
594,000	1.871	08/12/26	592,366
Gentiva Health Services, Inc. (1M LIBOR + 3.250%)
1,773,544	3.375	07/02/25	1,771,327
Global Medical Response, Inc. (3M LIBOR + 4.750%)
1,000,000	5.750	10/02/25	1,000,250
IQVIA, Inc. (3M LIBOR + 1.750%)
486,257	2.004	06/11/25	485,473
MED ParentCo. LP
(1M LIBOR + 4.250%)
198,431	4.371	08/31/26	194,959
(1M LIBOR + 4.250%)
49,760	4.379	08/31/26	48,889
Parexel International Corp. (1M LIBOR + 2.750%)
2,900,549	2.807	09/27/24	2,895,647

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Health Care - Services(h) – (continued)
Phoenix Guarantor, Inc. (1M LIBOR + 3.250%)
$346,500	3.380%	03/05/26	$ 345,301
Quorum Health Corp. (3M LIBOR + 8.250%)
62,048	9.250	04/29/25	62,320
RegionalCare Hospital Partners Holdings, Inc. (1M LIBOR + 3.750%)
2,159,556	3.871	11/16/25	2,155,777
Select Medical Corp. (3M LIBOR + 2.250%)
729,077	2.530	03/06/25	723,609
Surgery Center Holdings, Inc. (1M LIBOR + 3.250%)
3,112,885	4.250	09/03/24	3,089,539
Team Health Holdings, Inc. (1M LIBOR + 2.750%)
3,541,388	3.750	02/06/24	3,302,344
Verscend Holding Corp. (1M LIBOR + 4.500%)
1,011,060	4.621	08/27/25	1,011,060

			22,238,401

Health Care Providers & Services(h) – 0.3%
Envision Healthcare Corp. (1M LIBOR + 3.750%)
2,791,500	3.871	10/10/25	2,365,796
Pluto Acquisition I, Inc. (3M LIBOR + 5.000%)
500,000	5.500	06/22/26	500,000

			2,865,796

Hotels, Restaurants & Leisure(h) – 0.0%
Carnival Corp. (1M LIBOR + 7.500%)
149,250	8.500	06/30/25	153,448

Household Products(l) – 0.1%
Kronos Acquisition Holdings Inc.
1,250,000	0.000	12/22/26	1,248,700

Insurance(h) – 0.2%
Acrisure LLC (1M LIBOR + 3.500%)
496,250	3.621	02/15/27	492,970
Alliant Holdings Intermediate LLC (1M LIBOR + 3.250%)
492,424	3.371	05/09/25	489,623
HUB International Ltd. (3M LIBOR + 2.750%)
494,924	2.965	04/25/25	490,306
USI, Inc. (3M LIBOR + 3.000%)
494,885	3.254	05/16/24	491,173

			1,964,072

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Internet(h) – 0.1%
Cablevision Lightpath LLC (1M LIBOR + 3.250%)
$997,500	3.750%	11/30/27	$ 999,994

Leisure Time – 0.3%
ClubCorp Holdings, Inc.(h) (3M LIBOR + 2.750%)
1,412,830	3.004	09/18/24	1,304,664
Life Time Fitness Inc(l)
1,500,000	0.000	12/10/24	1,477,350

			2,782,014

Lodging(h) – 0.1%
Boyd Gaming Corp. (1 Week LIBOR + 2.250%)
1,437,871	2.342	09/15/23	1,432,623
Station Casinos LLC (1M LIBOR + 2.250%)
97,118	2.500	02/08/27	95,518

			1,528,141

Machinery(h) – 0.2%
Alliance Laundry Systems LLC (3M LIBOR + 3.500%)
1,000,000	4.250	10/08/27	1,002,500
Apex Tool Group LLC (1M LIBOR + 5.250%)
984,116	6.500	08/01/24	981,902
NN, Inc.
(1M LIBOR + 5.750%)
18,980	5.871	10/19/22	18,903
(1M LIBOR + 5.750%)
56,226	6.500	10/19/22	55,997

			2,059,302

Media – 1.1%
CBI Buyer, Inc.(l)
750,000	0.000	01/06/28	748,440
CSC Holdings LLC(h)
(1M LIBOR + 2.250%)
881,794	2.377	07/17/25	874,634
(1M LIBOR + 2.250%)
179,086	2.377	01/15/26	177,912
Gray Television, Inc.(h) (1M LIBOR + 2.500%)
1,742,742	2.644	01/02/26	1,738,385
Houghton Mifflin Harcourt Publishing Co.(l)
743,506	0.000	11/22/24	725,714
iHeartCommunications, Inc.(h) (1M LIBOR + 3.000%)
3,874,179	3.121	05/01/26	3,822,846
Sinclair Television Group, Inc.(h)
(1M LIBOR + 2.250%)
1,081,995	2.380	01/03/24	1,073,880

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Media – (continued)
Sinclair Television Group, Inc.(h) – (continued)
(1M LIBOR + 2.500%)
$16,265	2.630%	09/30/26	$ 16,174
The McClatchy Co.(j) (1M LIBOR + 10.000%)
1,565,018	10.000	07/15/26	1,549,367
WideOpenWest Finance LLC(h) (1M LIBOR + 3.250%)
895,373	4.250	08/18/23	892,579
Ziggo Financing Partnership B.V.(h) (1M LIBOR + 2.500%)
240,000	2.627	04/30/28	238,399

			11,858,330

Media - Broadcasting & Radio(h) – 0.3%
Meredith Corp. (3M LIBOR + 4.250%)
497,500	5.250	01/31/25	505,276
Metro-Goldwyn-Mayer, Inc. (1M LIBOR + 2.500%)
1,226,796	2.630	07/03/25	1,221,815
Nexstar Broadcasting, Inc. (1M LIBOR + 2.250%)
1,250,176	2.371	01/17/24	1,247,726
Univision Communications, Inc. (1M LIBOR + 2.750%)
181,712	3.750	03/15/24	181,096

			3,155,913

Media - Non Cable(h) – 1.2%
Cengage Learning, Inc. (3M LIBOR + 4.250%)
3,879,410	5.250	06/07/23	3,723,768
Entercom Media Corp. (1M LIBOR + 2.500%)
482,669	2.623	11/18/24	475,028
Lions Gate Capital Holdings LLC (1M LIBOR + 2.250%)
1,385,027	2.371	03/24/25	1,374,210
McGraw-Hill Global Education Holdings LLC (3M LIBOR + 4.000%)
1,388,394	5.000	05/04/22	1,374,510
McGraw-Hill Global Education Holdings, LLC (3M LIBOR + 4.750%)
3,080,783	5.750	11/01/24	3,028,810
Nielsen Finance LLC (1M LIBOR + 2.000%)
1,473,842	2.133	10/04/23	1,468,728
William Morris Endeavor Entertainment LLC (1M LIBOR + 2.750%)
746,676	2.880	05/18/25	693,707

			12,138,761

Metal Fabricate/Hardware(h) – 0.0%
Advanced Drainage Systems, Inc. (1M LIBOR + 2.250%)
78,795	2.438	07/31/26	78,696

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Noncaptive - Financial(h) – 0.1%
Avolon TLB Borrower 1 (US) LLC (1M LIBOR + 1.750%)
$554,569	2.500%	01/15/25	$ 552,678

Oil & Gas Services(h) – 0.2%
Citgo Petroleum Corp. (3M LIBOR + 6.250%)
398,794	7.250	03/28/24	396,501
Delek US Holdings, Inc. (1M LIBOR + 2.250%)
491,196	2.371	03/31/25	482,232
EG America LLC (3M LIBOR + 4.000%)
537,337	4.254	02/07/25	535,612
EG Group Ltd. (3M LIBOR + 4.000%)
396,939	4.254	02/07/25	395,665

			1,810,010

Packaging – 0.4%
Berry Global, Inc.(h) (1M LIBOR + 2.000%)
494,975	2.133	07/01/26	493,787
Klockner-Pentaplast of America, Inc.(h) (1M LIBOR + 4.250%)
1,352,099	5.250	06/30/22	1,350,693
Reynolds Group Holdings, Inc.(h)
(1M LIBOR + 2.750%)
540,831	2.871	02/05/23	540,496
(1M LIBOR + 3.250%)
1,000,000	3.371	02/05/26	1,000,500
TricorBraun Holdings, Inc.(l)
91,813	0.000	02/03/28	91,584
408,187	0.000	02/03/28	407,166

			3,884,226

Pharmaceuticals – 0.4%
Alphabet Holding Co., Inc.(h) (1M LIBOR + 7.750%)
350,000	7.871	09/26/25	349,709
Amneal Pharmaceuticals LLC(h) (1M LIBOR + 3.500%)
247,461	3.625	05/04/25	244,754
Catalent Pharma Solutions, Inc.(h) (1M LIBOR + 2.250%)
396,970	3.250	05/18/26	397,466
Endo Finance Co. (Luxembourg) S.a.r.l.(h) (3M LIBOR + 4.250%)
2,567,005	5.000	04/29/24	2,544,543
Patterson Medical Holdings, Inc. (3M LIBOR + 4.750%)
780,677	5.750	08/29/22	759,989

			4,296,461

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Pipelines(h) – 0.1%
Traverse Midstream Partners LLC (1M LIBOR + 5.500%)
$691,835	6.500%	09/27/24	$ 680,593

Real Estate(h) – 0.2%
Fly Funding II S.a.r.l. (3M LIBOR + 1.750%)
941,864	2.000	08/11/25	900,186
Realogy Group LLC
(1M LIBOR + 2.000%)
185,019	2.121	02/08/23	183,747
(1M LIBOR + 2.250%)
322,963	3.000	02/08/25	321,187
White Cap Buyer LLC (6M LIBOR + 4.000%)
997,500	4.500	10/19/27	1,000,682

			2,405,802

Restaurants(h) – 0.2%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 1.750%)
2,064,088	1.871	11/19/26	2,048,174

Retailers – 0.2%
Belk, Inc.(h) (3M LIBOR + 4.750%)
674,980	5.750	12/12/22	256,492
J.C. Penney Co., Inc. (3M LIBOR + 10.750%)
550,000	14.000	04/01/21	673,750
J.C. Penney Corp, Inc. (1M LIBOR + 8.500%)
286,000	9.500	12/07/26	242,743
Petco Animal Supplies, Inc.(h) (3M LIBOR + 3.250%)
884,094	4.250	01/26/23	882,431
Serta Simmons Bedding LLC(h)
(3M LIBOR + 3.500%)
85,000	4.500	11/08/23	49,890
(3M LIBOR + 8.000%)
156,560	9.000	11/08/24	66,277

			2,171,583

Retailing(h) – 0.3%
Golden Nugget, Inc. (2M LIBOR + 2.500%)
3,293,955	3.250	10/04/23	3,222,937

Semiconductors(h) – 0.3%
Bright Bidco B.V. (6M LIBOR + 3.500%)
2,897,217	4.500	06/30/24	1,688,354
Eagle Broadband Investments LLC (3M LIBOR + 3.000%)
1,000,000	3.750	11/12/27	1,003,960

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Semiconductors(h) – (continued)
MACOM Technology Solutions Holdings, Inc. (1M LIBOR + 2.250%)
$494,872	2.371%	05/17/24	$ 488,067

			3,180,381

Services Cyclical - Business Services(h) – 0.6%
Asurion LLC (1M LIBOR + 3.000%)
492,424	3.121	11/03/24	490,489
SeaWorld Parks & Entertainment, Inc. (1M LIBOR + 3.000%)
3,480,207	3.750	03/31/24	3,401,137
Tempo Acquisition LLC (1M LIBOR + 2.750%)
731,212	2.871	05/01/24	728,931
Travelport Finance (Luxembourg) S.a.r.l. (3M LIBOR + 1.500%)
1,345,634	2.500	02/28/25	1,333,860

			5,954,417

Software(h) – 0.3%
Rackspace Hosting, Inc. (3M LIBOR + 3.000%)
3,458,848	4.000	11/03/23	3,456,911

Software Technology(h) – 0.1%
Riverbed Technology, Inc. (3M LIBOR + 6.000%)
1,313,286	7.000	12/31/25	1,279,468
SkillSoft Corp.(3M LIBOR + 7.500%)
295,540	8.500	04/27/25	294,063

			1,573,531

Technology - Hardware(h) – 0.2%
CommScope, Inc. (1M LIBOR + 3.250%)
2,368,233	3.371	04/06/26	2,360,465

Technology - Software(h) – 0.2%
Informatica LLC (1M LIBOR + 3.250%)
1,989,987	3.371	02/25/27	1,983,600

Technology - Software/Services – 2.0%
Ahead Data Blue LLC(h) (3M LIBOR + 5.000%)
634,000	6.000	10/13/27	636,777
Banff Merger Sub, Inc.(h) (1M LIBOR + 4.250%)
206,732	4.371	10/02/25	206,310
Blackboard, Inc.(h) (3M LIBOR + 6.000%)
494,369	7.000	06/30/24	492,307
Ceridian HCM Holding, Inc.(h) (1 Week LIBOR + 2.500%)
989,873	2.592	04/30/25	985,914
Conduent Business Services LLC(h) (1M LIBOR + 1.750%)
972,973	1.871	12/07/22	930,814

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Technology - Software/Services – (continued)
Delta TopCo, Inc.(l)
$1,000,000	0.000%	12/01/27	$ 1,003,610
Dynatrace LLC(h) (1M LIBOR + 2.250%)
307,892	2.371	08/22/25	307,892
Epicor Software Corp.(l)
1,250,000	0.000	07/31/27	1,252,812
Finastra USA, Inc.(h) (3M LIBOR + 3.500%)
2,610,533	4.500	06/13/24	2,560,777
Greeneden U.S. Holdings II, LLC(h) (1M LIBOR + 4.000%)
500,000	4.750	12/01/27	501,500
MA FinanceCo. LLC(h) (1M LIBOR + 2.750%)
243,641	2.871	06/21/24	241,204
Mavenir Systems, Inc.(h) (3M LIBOR + 6.000%)
584,962	7.000	05/08/25	583,500
McAfee LLC(h) (1M LIBOR + 3.750%)
1,781,249	3.871	09/30/24	1,785,043
Perforce Software, Inc.(h) (1M LIBOR + 3.750%)
247,500	3.871	07/01/26	246,758
Pitney Bowes, Inc.(h) (3M LIBOR + 5.500%)
60,938	5.650	01/07/25	60,690
Seattle SpinCo, Inc.(h) (1M LIBOR + 2.750%)
1,645,366	2.871	06/21/24	1,628,913
SS&C Holdings Europe S.a.r.l.(h) (1M LIBOR + 1.750%)
543,977	1.871	04/16/25	540,512
SS&C Technologies, Inc.(h) (1M LIBOR + 1.750%)
714,368	1.871	04/16/25	709,818
Syniverse Holdings, Inc.(h) (3M LIBOR + 5.000%)
3,843,760	6.000	03/09/23	3,483,946
The Dun & Bradstreet Corp.(l)
1,000,000	0.000	02/06/26	1,001,430
The Ultimate Software Group, Inc.(l)
750,000	0.000	05/04/26	752,677
Tibco Software, Inc.(h) (1M LIBOR + 3.750%)
361,431	3.880	06/30/26	359,172
TTM Technologies, Inc.(h) (1M LIBOR + 2.500%)
125,912	2.638	09/28/24	125,519
Virtusa Corp.(l)
750,000	0.000	12/09/27	754,687

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Technology - Software/Services – (continued)
Western Digital Corp.(h) (1M LIBOR + 1.750%)
$284,471	1.871%	04/29/23	$ 284,471

			21,437,053

Telecommunication Services – 1.0%
Altice France SA(h) (1M LIBOR + 4.000%)
979,956	4.127	08/14/26	977,095
CenturyLink, Inc.(h) (1M LIBOR + 2.250%)
1,485,000	2.371	03/15/27	1,478,689
GTT Communications, Inc.(h) (3M LIBOR + 2.750%)
184,527	3.000	05/31/25	145,992
Intelsat Jackson Holdings Ltd.(j)(l)
500,000	0.000	01/02/24	507,500
Intelsat Jackson Holdings SA(h)(j) (1M LIBOR + 4.750%)
6,077,000	8.000	11/27/23	6,143,118
iQor US Inc.(h)
(3M LIBOR + 7.500%)
63,212	8.500	11/20/24	61,947
(3M LIBOR + 7.500%)
168,340	7.720	11/20/25	159,923
MLN US Holding Co. LLC(h) (1M LIBOR + 4.500%)
246,231	4.640	11/30/25	229,268
Plantronics, Inc.(h) (1M LIBOR + 2.500%)
500,321	2.621	07/02/25	494,412
West Corp.(h) (3M LIBOR + 3.500%)
104,756	4.500	10/10/24	102,617

			10,300,561

Telecommunications(h) – 0.1%
Maxar Technologies Ltd. (1M LIBOR + 2.750%)
984,737	2.880	10/04/24	971,817

Telecommunications - Internet & Data(h) – 0.2%
Avaya, Inc.
(1M LIBOR + 4.250%)
2,115,736	4.377	12/15/24	2,114,424
(1M LIBOR + 4.250%)
500,000	4.377	12/15/27	499,270

			2,613,694

Telecommunications - Satellites(h) – 0.2%
West Corp. (3M LIBOR + 4.000%)
2,280,974	5.000	10/10/24	2,241,764

Transportation(h) – 0.1%
HGIM Corp.(j) (3M LIBOR + 6.000%)
184,815	7.000	07/02/23	102,110

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Transportation(h) – (continued)
Uber Technologies (1M LIBOR + 3.500%)
$1,221,951	3.621%	07/13/23	$ 1,221,755

			1,323,865

Wireless(h) – 0.1%
Liberty Latin America Ltd. (1M LIBOR + 5.000%)
550,000	5.127	10/15/26	554,296

Wirelines Telecommunications – 0.2%
Flexential Intermediate Corp. (3M LIBOR + 3.500%)
835,000	3.754	08/01/24	751,800
Greenway Health LLC(h) (3M LIBOR + 3.750%)
125,081	4.750	02/16/24	117,499
Level 3 Financing, Inc.(h) (1M LIBOR + 1.750%)
1,000,000	1.871	03/01/27	993,130

			1,862,429

TOTAL BANK LOANS (Cost $212,795,535)			$ 210,028,423

Mortgage-Backed Obligations – 1.9%
Collateralized Mortgage Obligations – 1.2%
Interest Only(m) – 0.9%
GNMA REMIC Series 2020-104, Class HI
$8,376,037	3.000%	07/20/50	$ 1,140,361
GNMA REMIC Series 2020-123, Class IN
8,084,374	2.500	08/20/50	1,010,373
GNMA REMIC Series 2020-133, Class GI
3,944,052	2.500	09/20/50	500,769
GNMA REMIC Series 2020-167, Class BI
4,281,054	2.500	11/20/50	516,460
GNMA REMIC Series 2020-176, Class NI
5,727,139	2.500	11/20/50	551,022
GNMA REMIC Series 2020-51, Class IO
14,488,853	3.000	04/20/50	1,768,038
GNMA REMIC Series 2020-62, Class MI
2,442,428	3.000	05/20/50	249,427
GNMA REMIC Series 2020-65, Class ES(h) (-1X 1M USD LIBOR + 6.050%)
5,564,571	5.919	05/20/50	1,329,149
GNMA REMIC Series 2020-78, Class AS(h) (-1x1M USD LIBOR + 6.150%)
7,728,398	6.019	06/20/50	1,729,995

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(m) – (continued)
GNMA REMIC Series 2020-78, Class SQ(h) (-1x1M USD LIBOR + 6.150%)
$2,045,309	6.019%	06/20/50	$ 416,058

			9,211,652

Regular Floater(a)(h) – 0.2%
Bellemeade Re Ltd Series 2020-4A Class M2B (1M USD LIBOR + 3.600%)
250,000	3.750	06/25/30	252,098
CHL GMSR Issuer Trust Series 2018-GT1, Class A (1M USD LIBOR + 2.750%)
1,975,000	2.880	05/25/23	1,947,423

			2,199,521

Sequential Fixed Rate(a) – 0.1%
L1C LLC Series 2020-1
1,000,000	5.290	08/25/51	1,000,624

			12,411,797

Commercial Mortgage-Backed Securities(h) – 0.7%
Interest Only(m) – 0.3%
GNMA REMIC Series 2020-118 Class IO
$11,375,433	1.047%	06/16/62	$ 986,868
GNMA REMIC Series 2019-156, Class IO
12,797,264	0.751	11/16/61	896,127
GNMA REMIC Series 2020-52, Class IO
10,423,680	0.890	10/16/62	854,440
GNMA REMIC Series 2020-81, Class IO
4,734,791	0.918	02/16/61	364,395

			3,101,830

Regular Floater(a) – 0.1%
CSMC TMIC Series 2020 TMIC Class A (1M USD LIBOR + 3.000%)
1,000,000	3.250	12/15/35	1,008,437
CSMC TMIC Series 2020 TMIC Class B (1M USD LIBOR + 5.000%)
350,000	5.250	12/15/35	351,601

			1,360,038

Sequential Floating Rate(a) – 0.3%
CSMC Trust Series 2020-LOTS, Class A (1M USD LIBOR + 3.975%)
2,955,000	4.725	07/15/22	2,952,793

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 7,414,661

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $19,288,388)			$ 19,826,458

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 2.2%
Automotive(a) – 0.1%
Hertz Vehicle Financing II LP Series 19-3A, Class A
$334,587	2.670%	12/26/25	$ 335,426
Hertz Vehicle Financing II LP Series 2016-4A, Class A
376,900	2.650	07/25/22	377,681
Hertz Vehicle Financing II LP Series 2017-1A, Class A
417,627	2.960	10/25/21	418,410

			1,131,517

Collateralized Loan Obligations(a)(h) – 1.7%
Allegro CLO V, Ltd. Series 2017-1A Class A (3M USD LIBOR + 1.240%)
725,000	1.463	10/16/30	725,138
Carlyle U.S. CLO Ltd. Series 2020-1A, Class D (3M USD LIBOR + 7.790%)
500,000	8.014	07/20/31	502,759
CBAM, Ltd. Series 2018-5A Class A (3M USD LIBOR + 1.020%)
975,000	1.243	04/17/31	974,999
CIFC Funding III, Ltd. Series 2017-3A Class A1 (3M USD LIBOR + 1.220%)
305,000	1.444	07/20/30	305,068
Dryden 61 CLO, Ltd. Series 2018-61A Class A1
350,000	1.383	01/17/32	350,038
Dryden 64 CLO, Ltd. Series 2018-64A Class A (3M USD LIBOR + 0.970%)
1,000,000	1.193	04/18/31	999,999
ICG U.S. CLO Ltd. Series 2020-1A, Class C (-1X 3M USD LIBOR + 4.250%)
1,000,000	4.472	10/22/31	1,007,623
Mountain View CLO XIV Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.050%)
2,080,000	4.291	04/15/29	2,072,470
Octagon Investment Partners 48 Ltd. Series 20-3A, Class D (3M USD LIBOR + 4.000%)
1,400,000	4.232	10/20/31	1,408,333
Octagon Loan Funding, Ltd. Series 2014-1A Class ARR (3M USD LIBOR + 1.180%)
2,000,000	1.400	11/18/31	2,000,106

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(h) – (continued)
OHA Loan Funding, Ltd. Series 16-1A Class AR (3M USD LIBOR + 1.260%)
$280,000	1.484%	01/20/33	$ 280,742
Sound Point CLO XXIII Series 2019-2A, Class D (3M USD LIBOR + 3.860%)
2,629,000	4.101	04/15/32	2,632,770
Stratus CLO Ltd. Series 2020-2A, Class D (3M USD LIBOR + 3.650%)
1,000,000	3.918	10/15/28	1,004,213
Stratus CLO Ltd. Series 2020-2A, Class E (3M USD LIBOR + 7.100%)
500,000	7.368	10/15/28	502,137
Symphony CLO XVIII Ltd. Series 2016-18A, Class D (3M USD LIBOR + 4.000%)
1,100,000	4.218	01/23/28	1,101,165
Venture 32 CLO, Ltd. Series 2018-32A Class A1 (3M USD LIBOR + 1.100%)
1,000,000	1.323	07/18/31	998,831
Voya CLO Ltd. Series 2017-1A, Class C (3M USD LIBOR + 3.330%)
1,000,000	3.553	04/17/30	980,539

			17,846,930

Home Equity(h) – 0.1%
Countrywide Asset-Backed Certificates Series 2007-BC3, Class 2A3 (1M USD LIBOR + 0.180%)
490,011	0.310	11/25/47	486,991
Nationstar HECM Loan Trust Series 2020-1A, Class M3(a)
1,000,000	2.820	09/25/30	1,007,948

			1,494,939

Other(a) – 0.3%
AASET U.S. Ltd. Series 2018-2A, Class A
1,707,748	4.454	11/18/38	1,716,935
Business Jet Securities LLC Series 2019-1, Class A
529,746	4.212	07/15/34	542,683
Vericrest Opportunity Loan Trust Series 2019-NPL2, Class A1(d)
1,040,316	3.967	02/25/49	1,055,552

			3,315,170

TOTAL ASSET-BACKED SECURITIES (Cost $23,113,074)			$ 23,788,556

U.S. Treasury Obligations – 0.3%
United States Treasury Bonds
$1,100,000	1.375%	08/15/50	$ 982,437

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Bonds – (continued)
$2,702,000	1.625%	11/15/50	$ 2,568,167

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,604,647)			$ 3,550,604

Shares	Description	Value

Common Stocks – 0.5%
Automobiles(e) – 0.1%
65,182	Monitronics International, Inc.	$ 586,638

Chemicals(e) – 0.1%
42,218	Hexion Holdings Corp. Class B	551,367

Commercial Services & Supplies(e) – 0.0%
10,879	Cenveo, Inc.	134,171

Distributors(e) – 0.0%
542	ATD New Holdings, Inc.	18,835

Diversified Consumer Services(j) – 0.0%
7,679	Premier Brands Group Holdings LLC	1,920

Energy Equipment & Services(e) – 0.0%
17,981	Parker Drilling Co.	79,116

Health Care Technology(j) – 0.0%
2,776	MModal, Inc.	3,470

Internet Software & Services(j) – 0.0%
2,768	Skillsoft Class A Shares	470,560

Media(e) – 0.1%
123,364	Clear Channel Outdoor Holdings, Inc.	245,494
18,970	Cumulus Media, Inc. Class A	164,660
13,819	iHeartMedia, Inc. Class A	200,928

		611,082

Oil, Gas & Consumable Fuels – 0.1%
4,818	California Resources Corp.(e)	111,248
38,187	Extraction Oil & Gas, Inc.(e)	1,069,229
27,839	Tourmaline Oil Corp.	396,658

		1,577,135

Specialty Retail(j) – 0.1%
7,504	GTRC Junior	932,972

Wireless Telecommunication Services – 0.0%
5,606	Iqor Equity(j)	65,523
16,319	Windstream Corp.	203,987

		269,510

TOTAL COMMON STOCKS (Cost $7,754,543)		$ 5,236,776

Shares	Distribution Rate	Value

Preferred Stocks – 0.1%
Pipelines – 0.1%
Crestwood Equity Partners LP
69,251	9.250%	$ 554,008

Specialty Retail(j) – 0.0%
GTRC Junior
104	0.000	9,776

TOTAL PREFERRED STOCKS (Cost $644,783)		$ 563,784

Shares	Description	Value

Warrant – 0.1%
Oil, Gas & Consumable Fuels(e) – 0.0%
California Resources Corp.
670		$ 2,633

Specialty Retail(j) – 0.0%
GTRC Wt Tranche I Warrants
1,825		97,400
GTRC Wt Tranche II Warrants
1,986		68,537
Gtrc Wt Tranche III Warrants
161		5,049

		170,986

Wireless Telecommunication Services(e) – 0.1%
Windstream Corp.
27,213		356,028

TOTAL WARRANT (Cost $424,597)		$ 529,647

Shares	Dividend Rate	Cost	Value

Investment Company(n) – 6.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
69,598,409	0.026%		$ 69,598,409
(Cost $69,598,409)

TOTAL INVESTMENTS – 97.4% (Cost $999,837,452)			$1,021,767,735

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%			26,932,179

NET ASSETS – 100.0%			$1,048,699,914

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2021.

(e)	Security is currently in default and/or non-income producing.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

(f)	Actual maturity date is July 28, 2121..

(g)	Actual maturity date is April 03, 2120.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2021.

(i)	Pay-in-kind securities.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(m)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(n)	Represents an affiliated issuer.

Currency Abbreviations:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At January 31, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

The Hertz Corp. due 06/30/21	$ 340,000	$ 334,050	$ 34,850
Valaris PLC due 08/17/21	182,221	182,221	12,198

TOTAL			$ 47,048

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	CZK	46,719,355	USD	2,168,000	03/08/21	$10,654
	EUR	39,490,000	USD	47,489,829	03/05/21	468,910
	GBP	3,700,000	USD	4,950,843	03/05/21	119,601
	MYR	17,465,194	USD	4,290,000	03/02/21	13,644
	RUB	58,587,642	USD	763,000	03/01/21	9,476
	THB	229,000,000	USD	7,635,624	04/07/21	14,135
	USD	2,895,081	CZK	61,800,000	03/08/21	13,175
BNP Paribas SA	HUF	286,000,000	USD	935,719	02/23/21	36,172
	HUF	1,060,331,040	USD	3,600,000	04/06/21	2,159
	INR	119,064,000	USD	1,600,000	02/26/21	28,081
BofA Securities LLC	CZK	29,800,000	USD	1,373,525	03/08/21	16,132
	INR	133,074,000	USD	1,800,000	05/03/21	491
	RUB	70,330,480	USD	916,000	02/10/21	12,680
	TRY	3,456,843	USD	453,000	04/07/21	6,601
	USD	633,000	PLN	2,330,564	04/07/21	6,826
	USD	2,062,057	RUB	152,868,748	03/01/21	46,489
	USD	445,000	ZAR	6,745,533	02/26/21	581
Citibank NA (London)	CAD	872,881	USD	665,400	02/10/21	17,227
	EUR	17,405,833	USD	20,690,559	02/10/21	436,686
	GBP	1,424,874	USD	1,870,895	02/10/21	81,482
	USD	248,000	EUR	201,912	02/10/21	2,918
	USD	1,236,765	GBP	900,000	02/10/21	3,577
JPMorgan Securities, Inc.	TRY	31,042,530	USD	4,084,000	04/07/21	43,226
	USD	726,606	MXN	14,721,029	03/22/21	12,541
	ZAR	6,954,456	USD	453,000	02/26/21	5,183
MS & Co. Int. PLC	USD	905,000	BRL	4,758,038	03/04/21	36,175

TOTAL						$1,444,822

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	COP	3,096,000,000	USD	900,000	03/16/21	$(33,968)
	CZK	9,823,300	USD	460,000	03/08/21	(1,912)
	USD	365,232	CAD	470,000	03/05/21	(2,349)
	ZAR	5,497,368	USD	364,000	02/26/21	(1,815)
BNP Paribas SA	CLP	461,160,000	USD	630,000	03/16/21	(2,064)
	HUF	246,012,425	USD	836,265	02/23/21	(260)
	RUB	33,608,466	USD	453,000	03/01/21	(9,874)
	USD	865,046	COP	3,096,000,000	03/16/21	(985)
	USD	912,607	RUB	70,330,480	02/10/21	(16,073)
	USD	1,855,000	ZAR	28,564,960	02/26/21	(26,957)
BofA Securities LLC	BRL	2,405,000	USD	451,474	03/04/21	(12,317)
	PLN	36,400,000	USD	9,833,054	04/07/21	(53,129)
	RUB	60,672,640	USD	812,000	03/01/21	(12,034)
	USD	1,750,000	HUF	532,012,425	02/23/21	(57,896)
	USD	890,000	ZAR	13,578,130	02/26/21	(4,573)
Citibank NA (London)	EUR	237,144	USD	291,000	02/10/21	(3,154)
	USD	3,883,079	EUR	3,251,604	02/10/21	(63,728)
JPMorgan Securities, Inc.	MXN	14,721,029	USD	730,000	03/22/21	(15,937)
	USD	1,075,000	PLN	4,014,148	04/07/21	(3,519)

TOTAL						$(322,544)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTION CONTRACTS — At January 31, 2021, the Fund had the following purchased options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put USD/Call RUB	Barclays Bank PLC	$73.400	02/10/2021	7,265,000	$7,265,000	$5,863	$156,488	$(150,625)
Put USD/Call BRL	Barclays Bank PLC	4.900	02/05/2021	1,800,000	1,800,000	2	24,732	(24,730)

TOTAL				9,065,000	$9,065,000	$5,865	$181,220	$(175,355)

Abbreviation:
MS & Co. Int. PLC-Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.3%
Australia – 3.8%
147,000	Goodman Group (Equity Real Estate Investment Trusts (REITs))	$ 1,978,176
688,620	Ingenia Communities Group (Equity Real Estate Investment Trusts (REITs))	2,622,819
2,410,048	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	4,349,043
102,476	NEXTDC Ltd.* (IT Services)	902,330
536,524	Stockland (Equity Real Estate Investment Trusts (REITs))	1,810,658
559,010	Sydney Airport* (Transportation Infrastructure)	2,429,066
628,468	Transurban Group (Transportation Infrastructure)	6,332,508

		20,424,600

Belgium – 1.8%
38,130	Aedifica SA (Equity Real Estate Investment Trusts (REITs))	4,601,517
18,040	Elia Group SA (Electric Utilities)	2,171,051
9,550	VGP NV (Real Estate Management & Development)	1,565,268
39,133	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts (REITs))	1,405,088

		9,742,924

Canada – 7.6%
60,900	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,728,298
28,008	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	1,121,415
10,780	Canadian National Railway Co. (Road & Rail)	1,091,868
228,900	Dream Industrial Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	2,269,757
248,342	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	8,343,126
63,650	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	964,145
230,830	Hydro One Ltd.(a) (Electric Utilities)	5,348,577
99,579	InterRent Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,097,219

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
266,936	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	$ 7,026,444
267,106	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	2,765,578
197,016	TC Energy Corp. (Oil, Gas & Consumable Fuels)	8,444,533
7,380	Waste Connections, Inc. (Commercial Services & Supplies)	727,004

		40,927,964

China – 2.5%
504,000	China Gas Holdings Ltd. (Gas Utilities)	1,773,813
226,000	China Resources Gas Group Ltd. (Gas Utilities)	1,125,732
80,000	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	11,518
503,704	COSCO SHIPPING Ports Ltd. (Transportation Infrastructure)	357,327
391,807	ENN Energy Holdings Ltd. (Gas Utilities)	6,042,612
411,290	ESR Cayman Ltd.*(a) (Real Estate Management & Development)	1,465,712
133,583	GDS Holdings, Ltd. Class A* (IT Services)	1,716,037
1,259,000	Towngas China Co. Ltd. (Gas Utilities)	537,704
784,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	634,026

		13,664,481

Denmark(a) – 0.3%
8,244	Orsted A/S (Electric Utilities)	1,565,758

France – 3.3%
10,687	Eiffage SA* (Construction & Engineering)	970,033
20,900	Gecina SA (Equity Real Estate Investment Trusts (REITs))	2,969,348
187,716	Getlink SE* (Transportation Infrastructure)	2,892,828
120,997	Vinci SA (Construction & Engineering)	11,219,828

		18,052,037

Germany – 3.0%
122,630	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	2,113,210
25,372	Deutsche Wohnen SE (Real Estate Management & Development)	1,255,572
195,876	Vonovia SE (Real Estate Management & Development)	13,078,637

		16,447,419

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 4.1%
711,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	$ 3,550,043
578,000	Guangdong Investment Ltd. (Water Utilities)	1,012,347
531,643	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,412,792
1,954,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	2,806,403
220,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,017,498
449,626	Link REIT (Equity Real Estate Investment Trusts (REITs))	3,900,617
396,029	New World Development Co. Ltd. (Real Estate Management & Development)	1,833,647
258,708	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	3,534,007
526,431	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	2,780,400

		21,847,754

Italy – 0.6%
178,529	Enel SpA (Electric Utilities)	1,770,648
330,622	Snam SpA (Gas Utilities)	1,733,685

		3,504,333

Japan – 6.9%
429	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,715,445
10,500	East Japan Railway Co. (Road & Rail)	692,602
4,527	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,509,226
3,860	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,944,380
909	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,724,860
382	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,458,694

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
343	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	$ 538,181
337,888	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	5,345,380
304,199	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	6,174,520
581	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	2,904,485
346	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	2,089,859
458	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,493,027
1,078	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	1,641,334
1,832	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,071,965
54,209	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	1,636,342
81,500	Tokyo Gas Co. Ltd. (Gas Utilities)	1,785,886
6,300	West Japan Railway Co. (Road & Rail)	335,859

		37,062,045

Luxembourg – 0.6%
386,103	Aroundtown SA (Real Estate Management & Development)	2,680,434
9,851	Shurgard Self Storage SA (Real Estate Management & Development)	433,576

		3,114,010

Mexico* – 0.6%
132,425	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	781,604
13,490	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	1,346,167
61,980	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	624,668

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico* – (continued)
1,900	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation Infrastructure)	$ 297,749

		3,050,188

Netherlands – 0.3%
17,989	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	910,115
21,375	NSI NV (Equity Real Estate Investment Trusts (REITs))	881,291

		1,791,406

New Zealand* – 0.4%
399,950	Auckland International Airport Ltd. (Transportation Infrastructure)	2,127,696

Singapore – 1.5%
1,125,200	CapitaLand Ltd. (Real Estate Management & Development)	2,704,590
699,159	Frasers Centrepoint Trust (Equity Real Estate Investment Trusts (REITs))	1,359,265
1,843,470	Frasers Logistics & Commercial Trust (Equity Real Estate Investment Trusts (REITs))	1,992,674
378,703	Keppel DC REIT (Equity Real Estate Investment Trusts (REITs))	846,285
871,640	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	1,292,766

		8,195,580

Spain – 3.4%
21,458	Aena SME SA*(a) (Transportation Infrastructure)	3,309,181
139,302	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	8,160,838
155,947	Ferrovial SA (Construction & Engineering)	3,738,594
277	Iberdrola SA ()	3,754
19,407	Iberdrola SA (Electric Utilities)	262,755
227,700	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	2,180,814
37,805	Red Electrica Corp. SA (Electric Utilities)	717,837

		18,373,773

Sweden – 0.7%
135,391	Fabege AB (Real Estate Management & Development)	2,017,539

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
104,249	Pandox AB* (Hotels, Restaurants & Leisure)	$ 1,565,374

		3,582,913

Switzerland – 0.0%
233	Flughafen Zurich AG* (Transportation Infrastructure)	38,392
314	PSP Swiss Property AG (Real Estate Management & Development)	40,173

		78,565

Thailand – 0.1%
272,900	Airports of Thailand PCL (Transportation Infrastructure)	540,241

United Kingdom – 4.5%
37,289	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	1,614,113
794,600	Grainger PLC (Real Estate Management & Development)	2,889,142
261,300	Great Portland Estates PLC (Equity Real Estate Investment Trusts (REITs))	2,327,500
755,205	National Grid PLC (Multi-Utilities)	8,772,230
239,544	Segro PLC (Equity Real Estate Investment Trusts (REITs))	3,117,539
19,171	Severn Trent PLC (Water Utilities)	606,051
244,598	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	1,495,776
158,596	The UNITE Group PLC* (Equity Real Estate Investment Trusts (REITs))	2,080,069
94,694	United Utilities Group PLC (Water Utilities)	1,193,598

		24,096,018

United States – 50.3%
22,603	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,428,510
140	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	23,395
34,576	Alliant Energy Corp. (Electric Utilities)	1,682,122
41,525	American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	1,709,169

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
66,441	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	$ 15,106,026
42,051	American Water Works Co., Inc. (Water Utilities)	6,686,950
150,116	Americold Realty Trust (Equity Real Estate Investment Trusts (REITs))	5,240,550
298,412	Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,724,182
30,600	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	5,008,302
285,000	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	4,825,050
95,025	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	9,706,804
89,236	CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,004,241
113,960	CenterPoint Energy, Inc. (Multi-Utilities)	2,403,416
139,209	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,816,106
35,342	Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,580,494
75,182	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	11,973,485
13,150	CSX Corp. (Road & Rail)	1,127,678
36,300	CubeSmart (Equity Real Estate Investment Trusts (REITs))	1,264,692
13,057	CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	952,508
46,712	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	6,724,192
85,030	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	3,363,787
66,603	Edison International (Electric Utilities)	3,873,630
104,375	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	6,350,175
77,886	Equity Residential (Equity Real Estate Investment Trusts (REITs))	4,800,893
164,907	Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,433,364
41,353	Essential Utilities, Inc. (Water Utilities)	1,914,644

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
7,617	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 1,825,109
22,207	Evergy, Inc. (Electric Utilities)	1,193,182
72,057	Eversource Energy (Electric Utilities)	6,304,988
34,555	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	3,932,013
56,128	FirstEnergy Corp. (Electric Utilities)	1,726,497
20,464	Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	841,684
205,787	Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,580,569
38,290	Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,435,492
164,363	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	2,227,119
170,800	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	4,003,552
196,953	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	5,806,174
5,626	Kansas City Southern (Road & Rail)	1,140,221
38,029	Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	2,153,582
163,140	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,297,011
42,206	Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	3,443,125
51,074	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	1,590,955
57,701	National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,250,339
268,990	New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,425,647
34,892	NextEra Energy, Inc. (Electric Utilities)	2,821,716
194,608	NiSource, Inc. (Multi-Utilities)	4,310,567
6,939	Norfolk Southern Corp. (Road & Rail)	1,641,906
23,991	NorthWestern Corp. (Multi-Utilities)	1,306,790
115,263	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	4,590,925

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
363,100	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 3,227,959
191,090	PG&E Corp.* (Electric Utilities)	2,184,159
13,920	Portland General Electric Co. (Electric Utilities)	588,677
183,713	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	18,959,182
23,145	Public Service Enterprise Group, Inc. (Multi-Utilities)	1,306,072
3,785	Public Storage (Equity Real Estate Investment Trusts (REITs))	861,542
29,777	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	1,938,483
11,187	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	527,803
14,825	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	725,536
174,524	RLJ Lodging Trust (Equity Real Estate Investment Trusts (REITs))	2,253,105
132,100	Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,217,959
40,275	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	10,820,684
54,387	Sempra Energy (Multi-Utilities)	6,730,935
31,813	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,956,382
19,967	SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,347,373
13,759	Spire, Inc. (Gas Utilities)	841,913
54,316	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	2,094,425
50,916	STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	1,579,414
16,127	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	2,308,258
83,302	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,279,976
418,833	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	8,891,825
103,800	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	3,991,110
5,910	Union Pacific Corp. (Road & Rail)	1,167,048
72,212	Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	995,803

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
41,984	VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 1,061,356
156,563	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	9,487,718
45,700	WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	3,034,480

		270,952,705

TOTAL COMMON STOCKS (Cost $466,657,835)		$519,142,410

Shares	Dividend Rate	Value

Investment Company(b) – 2.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,048,365	0.026%	$ 12,048,365
(Cost $12,048,365)

TOTAL INVESTMENTS – 98.5% (Cost $478,706,200)		$531,190,775

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		7,994,499

NET ASSETS – 100.0%		$539,185,274

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933.

(b) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free ShareholderServices Line at 1-800-526-7384 or visit us on the web atwww.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

    A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy— The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2021:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$417,806	$995,739	$—
Asia	13,353,258	85,036,625	—
Australia and Oceania	—	3,722,760	—
Europe	20,265,984	107,718,640	—
North America	253,011,825	144,614	—
South America	2,770,975	736,085	—
Warrants	—	14,510	—
Exchange Traded Funds	31,612,085	—	—
Investment Companies	39,920,132	—	—
Short-term Investments	299,978	—	—

Total	$361,652,043	$198,368,973	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,278,062	$—
Futures Contracts	607,335	—	—

Total	$607,335	$1,278,062	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(816,085)	$—

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Debt Obligations	$—	$278,659,336	$—
Corporate Obligations	—	409,425,300	560,442
Bank Loans	—	201,726,328	8,302,095
Mortgage-Backed Obligations	—	19,826,458	—
Asset-Backed Securities	—	23,788,556	—
U.S. Treasury Obligations	3,550,604	—	—
Unfunded Loan Commitments	—	34,850	12,198
Common Stock and/or Other Equity Investments(a)
North America	2,818,700	1,563,162	1,418,698
Warrants	—	358,661	170,986
Investment Company	69,598,409	—	—

Total	$75,967,713	$935,382,651	$10,464,419

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$1,444,822	$—
Options Purchased	—	5,865	—

Total	$—	$1,450,687	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(322,544)	$—

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,716,037	$78,128,352	$—
Australia and Oceania	—	22,552,296	—
Europe	3,023,325	97,325,831	—
North America	314,930,857	1,465,712	—
Investment Company	12,048,365	—	—

Total	$331,718,584	$199,472,191	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — A Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk— Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Interest Rate Risk— When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk. A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s/ NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Funds’ expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund,, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund, may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.